                                                    (RIVERSOURCE ANNUITIES LOGO)


2010 Annual Report

RiverSource
Retirement Advisor Advantage(R)
Variable Annuity - Band 3



                                                         (CHOOSE PAPERLESS LOGO)

S-6407 M (4/11)                    Issued by: RiverSource Life Insurance Company

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Account 10 - RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Account 10 - RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 22, 2011


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                       REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                            AB VPS GLOBAL      AB VPS         AB VPS          AC VP            AC VP
                                            THEMATIC GRO,    GRO & INC,      INTL VAL,        INTL,         MID CAP VAL,
DEC. 31, 2010                                    CL B           CL B           CL B           CL II            CL II
 ASSETS
Investments, at fair value(1),(2)            $17,719,944    $116,597,101   $369,702,423    $56,423,166      $44,144,667
Dividends receivable                                  --              --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --           2,633         67,003         23,312           47,061
Receivable for share redemptions                  48,512         150,203        403,853         41,554           45,506
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  17,768,456     116,749,937    370,173,279     56,488,032       44,237,234
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                13,677          85,638        275,998         41,077           34,341
    Contract terminations                         34,835          64,565        127,855            477           11,165
Payable for investments purchased                     --           2,633         67,003         23,312           47,061
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 48,512         152,836        470,856         64,866           92,567
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         17,683,065     116,468,528    369,138,425     56,264,509       44,067,641
Net assets applicable to contracts in
  payment period                                  36,879         128,573        563,998        158,657           77,026
Net assets applicable to seed money                   --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $17,719,944    $116,597,101   $369,702,423    $56,423,166      $44,144,667
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            933,120       6,854,621     25,030,631      6,599,201        3,121,971
(2) Investments, at cost                     $14,529,626    $142,492,935   $410,298,455    $47,727,266      $39,000,615
--------------------------------------------------------------------------------------------------------------------------


                                                AC VP           AC VP         CALVERT        COL VP            COL VP
                                                ULTRA,          VAL,          VP SRI      MARSICO GRO,   MARSICO INTL OPP,
DEC. 31, 2010 (CONTINUED)                       CL II           CL II           BAL           CL 1              CL 2
 ASSETS
Investments, at fair value(1),(2)            $28,286,576    $206,513,915    $26,851,188   $233,638,317      $73,764,037
Dividends receivable                                  --              --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                     351          26,564            129          7,378           14,556
Receivable for share redemptions                  69,279         179,160         26,651        389,426          103,668
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  28,356,206     206,719,639     26,877,968    234,035,121       73,882,261
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                21,439         154,334         19,385        176,707           56,898
    Contract terminations                         47,839          24,826          7,265        212,719           46,771
Payable for investments purchased                    351          26,564            129          7,378           14,556
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 69,629         205,724         26,779        396,804          118,225
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         28,276,777     206,216,367     26,772,717    233,238,115       73,522,911
Net assets applicable to contracts in
  payment period                                   9,800         296,960         78,472        400,202          240,429
Net assets applicable to seed money                   --             588             --             --              696
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $28,286,577    $206,513,915    $26,851,189   $233,638,317      $73,764,036
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          3,048,123      35,241,282     15,841,409     11,380,337        4,616,022
(2) Investments, at cost                     $27,878,158    $241,683,247    $28,030,828   $198,709,241      $88,567,321
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  CS              EV VT           FID VIP        FID VIP         FID VIP
                                               COMMODITY      FLOATING-RATE     CONTRAFUND,     GRO & INC,      MID CAP,
DEC. 31, 2010 (CONTINUED)                       RETURN             INC           SERV CL 2      SERV CL 2       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)            $101,183,490     $247,938,774     $512,182,685    $160,712,077   $708,605,896
Dividends receivable                                   --          938,684               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    5,477          221,980            8,486              --         19,836
Receivable for share redemptions                  172,599          199,919          768,175         213,616        914,975
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  101,361,566      249,299,357      512,959,346     160,925,693    709,540,707
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 77,111          190,740          388,833         116,263        526,887
    Contract terminations                          95,488            9,180          379,342          97,352        388,089
Payable for investments purchased                   5,477        1,160,663            8,486              --         19,836
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 178,076        1,360,583          776,661         213,615        934,812
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         100,945,770      247,583,026      511,099,711     160,402,378    707,552,464
Net assets applicable to contracts in
  payment period                                  237,720          355,748        1,082,746         309,700      1,053,163
Net assets applicable to seed money                    --               --              228              --            268
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $101,183,490     $247,938,774     $512,182,685    $160,712,078   $708,605,895
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          12,045,654       26,209,173       21,804,286      12,929,371     22,054,338
(2) Investments, at cost                     $116,503,811     $239,226,995     $566,705,435    $163,706,722   $590,940,594
--------------------------------------------------------------------------------------------------------------------------


                                                                                                  FTVIPT
                                                FID VIP       FTVIPT FRANK     FTVIPT FRANK   MUTUAL SHARES      GS VIT
                                               OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,        SEC,       MID CAP VAL,
DEC. 31, 2010 (CONTINUED)                      SERV CL 2          CL 2             CL 2            CL 2           INST
 ASSETS
Investments, at fair value(1),(2)            $122,216,174     $172,608,885     $193,361,961    $174,040,457   $328,204,212
Dividends receivable                                   --               --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      657           11,300            4,761          53,256             --
Receivable for share redemptions                  244,961          187,931          326,961         208,498        431,322
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  122,461,792      172,808,116      193,693,683     174,302,211    328,635,534
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 91,138          126,544          143,447         133,720        238,190
    Contract terminations                         153,822           61,388          183,514          74,778        193,133
Payable for investments purchased                     657           11,300            4,761          53,256             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 245,617          199,232          331,722         261,754        431,323
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         121,894,592      172,247,563      193,127,845     173,822,191    327,666,256
Net assets applicable to contracts in
  payment period                                  321,583          361,321          233,760         217,699        537,955
Net assets applicable to seed money                    --               --              356             567             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $122,216,175     $172,608,884     $193,361,961    $174,040,457   $328,204,211
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           7,353,560       13,453,537       11,899,198      10,911,627     23,276,894
(2) Investments, at cost                     $124,829,972     $268,337,798     $163,275,152    $185,771,416   $328,424,008
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                       REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                 GS VIT           INVESCO       INVESCO         INVESCO          INVESCO
                                            STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP DEV,       VI DYN,       VI FIN SERV,
DEC. 31, 2010 (CONTINUED)                         INST            SER II         SER II          SER I            SER I
 ASSETS
Investments, at fair value(1),(2)             $167,513,711     $102,946,749   $30,871,417       $6,331,921     $14,005,733
Dividends receivable                                    --               --            --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                       814            1,029         5,095               25           1,903
Receivable for share redemptions                   226,823          129,718        44,057            4,889          12,600
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   167,741,348      103,077,496    30,920,569        6,336,835      14,020,236
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 122,632           74,876        23,207            4,495          10,081
    Contract terminations                          104,191           54,842        20,849              393           2,519
Payable for investments purchased                      814            1,029         5,095               25           1,903
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  227,637          130,747        49,151            4,913          14,503
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          167,355,337      102,930,480    30,854,697        6,315,694      14,004,815
Net assets applicable to contracts in
  payment period                                   158,374           16,269        16,721           16,228             918
Net assets applicable to seed money                     --               --            --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $167,513,711     $102,946,749   $30,871,418       $6,331,922     $14,005,733
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           15,848,033        4,491,568     2,371,077          359,360       2,492,123
(2) Investments, at cost                      $189,636,251     $ 97,567,427   $31,060,739       $4,212,622     $19,049,819
--------------------------------------------------------------------------------------------------------------------------


                                                 INVESCO          INVESCO       INVESCO     INVESCO VANK VI    JANUS ASPEN
                                             VI GLOBAL HLTH,   VI INTL GRO,     VI TECH,       COMSTOCK,      GLOBAL TECH,
DEC. 31, 2010 (CONTINUED)                        SER II           SER II         SER I           SER II           SERV
 ASSETS
Investments, at fair value(1),(2)              $22,250,601     $121,171,446   $33,423,508     $257,009,567     $24,760,253
Dividends receivable                                    --               --            --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    14,734           13,884         2,224            4,083           1,475
Receivable for share redemptions                    17,695          131,879        36,954          317,808          33,715
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    22,283,030      121,317,209    33,462,686      257,331,458      24,795,443
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  17,054           91,273        23,936          191,443          17,528
    Contract terminations                              642           40,606        13,018          126,365          16,187
Payable for investments purchased                   14,734           13,884         2,224            4,083           1,475
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   32,430          145,763        39,178          321,891          35,190
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           22,249,317      121,077,890    33,422,663      256,847,044      24,619,580
Net assets applicable to contracts in
  payment period                                     1,283           93,556           845          162,523         140,673
Net assets applicable to seed money                     --               --            --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $22,250,600     $121,171,446   $33,423,508     $257,009,567     $24,760,253
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,358,400        4,274,125     2,088,969       22,023,099       4,374,603
(2) Investments, at cost                       $22,899,105     $111,421,793   $24,668,710     $271,280,358     $22,355,225
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                JANUS ASPEN      JANUS ASPEN         MFS             MFS              MFS
                                                  JANUS,          OVERSEAS,    INV GRO STOCK,     NEW DIS,         UTILITIES,
DEC. 31, 2010 (CONTINUED)                          SERV             SERV           SERV CL         SERV CL          SERV CL
 ASSETS
Investments, at fair value(1),(2)               $82,233,183     $175,075,543     $82,959,875     $62,697,587      $229,995,171
Dividends receivable                                     --               --              --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                      2,930           38,090          42,514           2,775             2,743
Receivable for share redemptions                    139,059          128,192          98,409          86,032           330,808
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                     82,375,172      175,241,825      83,100,798      62,786,394       230,328,722
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   62,630          125,106          61,150          45,257           173,338
    Contract terminations                            76,429            3,086          37,259          40,774           157,471
Payable for investments purchased                     2,930           38,090          42,514           2,775             2,743
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   141,989          166,282         140,923          88,806           333,552
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            82,211,013      174,700,048      82,837,823      62,591,911       229,601,446
Net assets applicable to contracts in
  payment period                                     21,610          375,495         122,052         105,677           392,828
Net assets applicable to seed money                     560               --              --              --               896
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $82,233,183     $175,075,543     $82,959,875     $62,697,588      $229,995,170
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             3,422,105        3,124,117       7,710,026       3,534,250         9,218,243
(2) Investments, at cost                        $73,788,122     $112,647,958     $74,004,747     $48,774,516      $223,429,622
--------------------------------------------------------------------------------------------------------------------------------


                                                  MS UIF           MS UIF          NB AMT       OPPEN GLOBAL      OPPEN GLOBAL
                                             GLOBAL REAL EST,   MID CAP GRO,        INTL,          SEC VA,     STRATEGIC INC VA,
DEC. 31, 2010 (CONTINUED)                          CL II            CL II           CL S            SERV              SRV
 ASSETS
Investments, at fair value(1),(2)               $73,116,473      $60,967,357     $22,804,363    $107,677,617      $985,347,754
Dividends receivable                                     --               --              --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                     29,864           61,207             346          74,014           299,941
Receivable for share redemptions                     80,029           53,561          73,539         113,408           770,568
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                     73,226,366       61,082,125      22,878,248     107,865,039       986,418,263
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   56,304           46,110          17,305          81,794           760,435
    Contract terminations                            23,726            7,451          56,234          31,615            10,133
Payable for investments purchased                    29,864           61,207             346          74,014           299,941
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   109,894          114,768          73,885         187,423         1,070,509
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            72,934,491       60,858,596      22,791,286     107,396,295       983,157,879
Net assets applicable to contracts in
  payment period                                    181,981          108,401          13,077         280,641         2,189,875
Net assets applicable to seed money                      --              360              --             680                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $73,116,472      $60,967,357     $22,804,363    $107,677,616      $985,347,754
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             8,704,342        5,076,383       2,205,451       3,584,475       173,476,717
(2) Investments, at cost                        $73,929,058      $54,864,108     $23,184,245    $106,073,882      $913,551,986
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                       REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                 OPPEN MAIN        PIMCO VIT          PUT VT           PUT VT          PUT VT
                                             ST SM MID CAP VA,    ALL ASSET,    GLOBAL HLTH CARE,     INTL EQ,     MULTI-CAP GRO,
DEC. 31, 2010 (CONTINUED)                           SERV          ADVISOR CL          CL IB             CL IB           CL IB
 ASSETS
Investments, at fair value(1),(2)               $76,560,275      $244,030,879       $21,455,084      $32,041,487     $33,345,807
Dividends receivable                                     --         5,875,103                --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                     22,654           132,021             6,788              233              --
Receivable for share redemptions                     80,343           266,218            21,754           25,197          37,260
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                     76,663,272       250,304,221        21,483,626       32,066,917      33,383,067
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   58,860           187,841            15,599           23,196          23,799
    Contract terminations                            21,483            78,378             6,155            2,002          13,461
Payable for investments purchased                    22,654         6,007,124             6,788              233              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   102,997         6,273,343            28,542           25,431          37,260
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            76,482,913       242,766,114        21,420,837       32,006,989      33,279,053
Net assets applicable to contracts in
  payment period                                     76,674         1,264,448            34,172           34,421          66,754
Net assets applicable to seed money                     688               316                75               76              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $76,560,275      $244,030,878       $21,455,084      $32,041,486     $33,345,807
---------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,374,873        21,964,976         1,752,866        2,719,990       1,638,615
(2) Investments, at cost                        $71,665,155      $243,292,215       $20,164,014      $36,289,396     $29,430,070
---------------------------------------------------------------------------------------------------------------------------------


                                                    DISC             DISC              DISC             DISC            DISC
                                                ASSET ALLOC,     ASSET ALLOC,      ASSET ALLOC,     ASSET ALLOC,    ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                           AGGR            CONSERV            MOD            MOD AGGR       MOD CONSERV
 ASSETS
Investments, at fair value(1),(2)               $22,909,478       $59,215,673      $111,104,222      $55,565,948     $61,169,898
Dividends receivable                                     --                --                --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      1,036               789             3,516            1,721          12,585
Receivable for share redemptions                         --                --                --               --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                     22,910,514        59,216,462       111,107,738       55,567,669      61,182,483
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   16,685            46,823            82,705           40,904          46,803
    Contract terminations                               427            26,865           139,495            2,707             246
Payable for investments purchased                        --                --                --               --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    17,112            73,688           222,200           43,611          47,049
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            22,753,046        58,977,500       110,577,976       53,329,773      60,856,681
Net assets applicable to contracts in
  payment period                                    140,279           165,214           307,496        2,194,208         278,676
Net assets applicable to seed money                      77                60                66               77              77
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $22,893,402       $59,142,774      $110,885,538      $55,524,058     $61,135,434
---------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,325,835         5,529,008        10,989,537        5,562,157       5,898,737
(2) Investments, at cost                        $19,038,152       $52,614,413      $ 96,378,864      $47,397,942     $53,238,259
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  COL VP           COL VP            COL VP           COL VP          COL VP
                                                   BAL,          CASH MGMT,         DIV BOND,       DIV EQ INC,       DYN EQ,
DEC. 31, 2010 (CONTINUED)                          CL 3             CL 3              CL 3             CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)              $242,146,317     $417,968,094     $1,162,666,105   $1,005,501,792   $436,797,285
Dividends receivable                                     --              115                 --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          8,857           36,630            206,176           44,832            106
Receivable for share redemptions                         --               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                    242,155,174      418,004,839      1,162,872,281    1,005,546,624    436,797,391
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  205,806          331,263            915,882          777,453        362,043
    Contract terminations                            15,374          211,051            195,766          821,389        233,649
Payable for investments purchased                        --               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   221,180          542,314          1,111,648        1,598,842        595,692
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           238,222,015      417,270,886      1,157,218,887    1,000,255,039    431,713,465
Net assets applicable to contracts in payment
  period                                          3,711,891          191,639          4,541,746        3,692,743      4,488,234
Net assets applicable to seed money                      88               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $241,933,994     $417,462,525     $1,161,760,633   $1,003,947,782   $436,201,699
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            17,508,772      417,968,093        105,696,919       76,347,896     22,608,555
(2) Investments, at cost                       $245,798,492     $417,787,626     $1,105,784,885    $ 924,128,934   $508,979,846
-------------------------------------------------------------------------------------------------------------------------------


                                                                   COL VP                                             COL VP
                                                  COL VP      GLOBAL INFLATION       COL VP           COL VP          MID CAP
                                               GLOBAL BOND,       PROT SEC,      HI YIELD BOND,      INC OPP,        GRO OPP,
DEC. 31, 2010 (CONTINUED)                          CL 3             CL 3              CL 3             CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)              $410,582,432     $279,651,062       $501,833,704     $215,737,630   $140,341,092
Dividends receivable                                     --               --                 --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        208,325           12,690            117,586          139,294            437
Receivable for share redemptions                         --               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                    410,790,757      279,663,752        501,951,290      215,876,924    140,341,529
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  321,500          215,448            395,083          165,671        114,813
    Contract terminations                                --           47,260             74,596           74,166         61,802
Payable for investments purchased                        --               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   321,500          262,708            469,679          239,837        176,615
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           409,809,683      279,346,212        499,000,167      215,405,784    139,303,515
Net assets applicable to contracts in payment
  period                                            659,574           54,832          2,481,444          231,303        861,399
Net assets applicable to seed money                      --               --                 --               --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $410,469,257     $279,401,044       $501,481,611     $215,637,087   $140,164,914
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            35,092,516       29,313,528         72,414,676       20,143,570      9,658,712
(2) Investments, at cost                       $384,470,550     $280,916,378       $475,213,303     $196,757,442   $108,183,528
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                       REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                            COL VP MID CAP      COL VP           COL VP          COL VP       COL VP SELECT
                                               VAL OPP,        S&P 500,     SHORT DURATION,    LG CAP GRO,     LG CAP VAL,
DEC. 31, 2010 (CONTINUED)                        CL 3            CL 3             CL 3            CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)            $120,328,070    $148,817,681     $321,654,313    $150,329,172      $25,363,249
Dividends receivable                                   --              --               --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    2,002          20,302           10,654             263            6,988
Receivable for share redemptions                       --              --               --              --               --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                  120,330,072     148,837,983      321,664,967     150,329,435       25,370,237
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 91,144         109,562          248,946         109,059           18,333
    Contract terminations                          63,172          34,956          119,860         154,111            4,497
Payable for investments purchased                      --              --               --              --               --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 154,316         144,518          368,806         263,170           22,830
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         120,097,608     147,931,562      320,639,728     149,627,474       25,335,560
Net assets applicable to contracts in
  payment period                                   78,148         761,815          656,433         438,791           11,847
Net assets applicable to seed money                    --              88               --              --               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                             $120,175,756    $148,693,465     $321,296,161    $150,066,265      $25,347,407
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          10,988,865      17,284,284       31,017,774      22,042,401        2,531,262
(2) Investments, at cost                     $125,061,114    $132,367,959     $318,334,484    $164,634,693      $23,482,052
---------------------------------------------------------------------------------------------------------------------------


                                             COL VP SELECT    COL VP EMER        COL VP            VP              VP
                                              SM CAP VAL,      MKTS OPP,       INTL OPP,          AGGR,           AGGR,
DEC. 31, 2010 (CONTINUED)                        CL 3            CL 3             CL 3            CL 2            CL 4
 ASSETS
Investments, at fair value(1),(2)             $66,560,263    $422,329,405     $149,229,835    $208,038,345   $1,821,262,145
Dividends receivable                                   --              --               --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   10,869          97,466           38,006         813,322        1,261,664
Receivable for share redemptions                       --              --               --              --               --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   66,571,132     422,426,871      149,267,841     208,851,667    1,822,523,809
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 48,259         340,124          130,062         149,365        1,395,351
    Contract terminations                          58,180          87,209           32,804              --           10,139
Payable for investments purchased                      --              --               --              --               --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 106,439         427,333          162,866         149,365        1,405,490
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          66,318,022     421,155,215      148,053,874     208,699,381    1,821,118,319
Net assets applicable to contracts in
  payment period                                  146,671         844,323        1,051,101           2,877               --
Net assets applicable to seed money                    --              --               --              44               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $66,464,693    $421,999,538     $149,104,975    $208,702,302   $1,821,118,319
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           5,782,820      23,541,215       12,353,463      18,426,780      161,316,399
(2) Investments, at cost                      $66,476,290    $299,260,377     $133,203,254    $192,054,492   $1,566,037,012
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   VP               VP            VP DAVIS          VP GS            VP
                                                CONSERV,         CONSERV,        NY VENTURE,    MID CAP VAL,        MOD,
DEC. 31, 2010 (CONTINUED)                         CL 2             CL 4             CL 3            CL 3            CL 2
 ASSETS
Investments, at fair value(1),(2)              $183,335,014   $1,412,524,234      $62,709,340    $14,312,423   $1,728,391,095
Dividends receivable                                     --               --               --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    912,507            6,324               16         15,612        5,981,466
Receivable for share redemptions                         --               --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    184,247,521    1,412,530,558       62,709,356     14,328,035    1,734,372,561
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  153,626        1,198,759           47,311         10,704        1,337,496
    Contract terminations                                60        1,386,163           88,087          2,292           41,939
Payable for investments purchased                        --               --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   153,686        2,584,922          135,398         12,996        1,379,435
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           184,091,301    1,409,945,636       62,499,064     14,307,900    1,732,982,288
Net assets applicable to contracts in
  payment period                                      2,534               --           74,894          7,139           10,827
Net assets applicable to seed money                      --               --               --             --               11
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                               $184,093,835   $1,409,945,636      $62,573,958    $14,315,039   $1,732,993,126
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            17,427,283      134,270,364        6,277,211      1,280,181      156,983,751
(2) Investments, at cost                       $178,335,608   $1,331,793,867      $53,817,309    $13,301,408   $1,633,491,701
-----------------------------------------------------------------------------------------------------------------------------


                                                   VP               VP               VP              VP              VP
                                                  MOD,           MOD AGGR,        MOD AGGR,     MOD CONSERV,    MOD CONSERV,
DEC. 31, 2010 (CONTINUED)                         CL 4             CL 2             CL 4            CL 2            CL 4
 ASSETS
Investments, at fair value(1),(2)           $11,569,172,928     $986,321,108   $7,162,580,449   $519,158,876   $3,334,334,313
Dividends receivable                                     --               --               --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                     49,372        5,935,867          204,684      1,351,308        1,026,606
Receivable for share redemptions                         --               --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                 11,569,222,300      992,256,975    7,162,785,133    520,510,184    3,335,360,919
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to RiverSource Life for:
    Mortality and expense risk fee                9,232,948          728,975        5,543,075        413,839        2,747,305
    Contract terminations                         2,149,878               --          502,721             --          593,822
Payable for investments purchased                        --               --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                11,382,826          728,975        6,045,796        413,839        3,341,127
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        11,557,839,474      991,522,406    7,156,739,337    520,091,103    3,332,019,792
Net assets applicable to contracts in
  payment period                                         --            5,583               --          5,231               --
Net assets applicable to seed money                      --               11               --             11               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $11,557,839,474     $991,528,000   $7,156,739,337   $520,096,345   $3,332,019,792
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         1,050,787,732       88,143,084      639,516,112     48,204,167      309,307,450
(2) Investments, at cost                    $10,376,352,708     $918,341,963   $6,286,797,452   $497,167,523   $3,068,690,736
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                       REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                VP PTNRS                                    WF ADV VT         WF ADV VT
                                               SM CAP VAL,      WANGER         WANGER        CORE EQ,    INDEX ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                         CL 3           INTL            USA           CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)             $197,586,199   $458,488,585   $441,908,082   $42,755,871       $36,092,798
Dividends receivable                                    --             --             --            --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                    10,623          8,778        163,728         8,762                --
Receivable for share redemptions                        --        537,480        796,273        82,155            62,610
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   197,596,822    459,034,843    442,868,083    42,846,788        36,155,408
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 144,577        339,640        327,388        33,191            26,456
    Contract terminations                          186,574        197,840        468,884        48,964            36,154
Payable for investments purchased                       --          8,778        163,728         8,762                --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  331,151        546,258        960,000        90,917            62,610
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          196,895,857    457,887,308    441,413,714    42,593,963        35,879,808
Net assets applicable to contracts in
  payment period                                   369,814        601,277        494,369       161,292           212,990
Net assets applicable to seed money                     --             --             --           616                --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $197,265,671   $458,488,585   $441,908,083   $42,755,871       $36,092,798
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           12,947,982     12,679,441     13,051,036     2,167,049         3,079,590
(2) Investments, at cost                      $165,566,079   $350,491,610   $360,571,396   $35,484,558       $37,774,101
---------------------------------------------------------------------------------------------------------------------------


                                                                               WF ADV         WF ADV          WF ADV VT
                                                                             VT INTL EQ,     VT OPP,         SM CAP GRO,
DEC. 31, 2010 (CONTINUED)                                                       CL 2           CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)                                            $74,526,363   $51,585,277      $100,081,392
Dividends receivable                                                                  --            --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                                                  16,083           479                41
Receivable for share redemptions                                                  57,679        85,873           148,359
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  74,600,125    51,671,629       100,229,792
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                                56,450        37,958            75,168
    Contract terminations                                                          1,229        47,915            73,191
Payable for investments purchased                                                 16,083           479                41
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 73,762        86,352           148,400
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                         74,345,087    51,575,518       100,006,887
Net assets applicable to contracts in
  payment period                                                                 181,276         9,150            74,060
Net assets applicable to seed money                                                   --           609               445
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $74,526,363   $51,585,277      $100,081,392
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                         12,983,687     2,800,504        12,432,471
(2) Investments, at cost                                                     $59,122,833   $50,402,423      $ 89,618,483
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS


                                            AB VPS GLOBAL       AB VPS         AB VPS          AC VP             AC VP
                                            THEMATIC GRO,     GRO & INC,      INTL VAL,        INTL,          MID CAP VAL,
YEAR ENDED DEC. 31, 2010                         CL B            CL B           CL B           CL II             CL II
 INVESTMENT INCOME
Dividend income                                $ 348,239       $       --   $ 10,930,768     $ 1,215,830      $  1,392,830
Variable account expenses                        150,245        1,008,823      4,062,781         462,252           971,900
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  197,994       (1,008,823)     6,867,987         753,578           420,930
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        6,155,035       26,842,798    276,723,182      11,559,424       183,977,411
    Cost of investments sold                   5,902,863       36,276,963    364,382,365      11,081,397       183,180,074
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    252,172       (9,434,165)   (87,659,183)        478,027           797,337
Distributions from capital gains                      --               --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                  2,119,815       23,189,233     60,930,817       4,760,256         9,495,889
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 2,371,987       13,755,068    (26,728,366)      5,238,283        10,293,226
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $2,569,981      $12,746,245   $(19,860,379)    $ 5,991,861      $ 10,714,156
----------------------------------------------------------------------------------------------------------------------------


                                                AC VP           AC VP          CALVERT         COL VP            COL VP
                                                ULTRA,           VAL,          VP SRI       MARSICO GRO,   MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL II           CL II            BAL            CL 1              CL 2
 INVESTMENT INCOME
Dividend income                               $   94,870      $ 4,048,326     $  366,741   $   1,298,905       $   483,642
Variable account expenses                        231,981        1,734,326        227,049       7,431,669           646,491
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (137,111)       2,314,000        139,692      (6,132,764)         (162,849)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        6,158,648       33,647,735      4,742,869   1,575,761,621        17,969,488
    Cost of investments sold                   6,875,400       43,277,307      5,273,950   1,609,709,297        24,839,731
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (716,752)      (9,629,572)      (531,081)    (33,947,676)       (6,870,243)
Distributions from capital gains                      --               --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                  4,628,198       29,785,042      3,203,682      67,774,916        15,115,506
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 3,911,446       20,155,470      2,672,601      33,827,240         8,245,263
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $3,774,335      $22,469,470     $2,812,293   $  27,694,476       $ 8,082,414
----------------------------------------------------------------------------------------------------------------------------


                                                  CS            EV VT          FID VIP        FID VIP           FID VIP
                                              COMMODITY     FLOATING-RATE    CONTRAFUND,     GRO & INC,         MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            RETURN           INC          SERV CL 2      SERV CL 2         SERV CL 2
 INVESTMENT INCOME
Dividend income                              $ 5,976,484     $ 20,532,184   $  4,924,195      $  710,710       $   773,033
Variable account expenses                        785,609        4,753,753      5,366,033       1,331,656         7,229,098
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                5,190,875       15,778,431       (441,838)       (620,946)       (6,456,065)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       15,146,954      778,131,393    375,357,270      32,232,588       532,591,173
    Cost of investments sold                  20,035,928      752,199,207    468,551,635      36,868,166       540,131,530
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (4,888,974)      25,932,186    (93,194,365)     (4,635,578)       (7,540,357)
Distributions from capital gains                      --               --        216,856              --         2,869,143
Net change in unrealized appreciation or
  depreciation of investments                 13,066,888        3,879,008    159,742,494      24,859,190       188,052,048
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 8,177,914       29,811,194     66,764,985      20,223,612       183,380,834
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $13,368,789     $ 45,589,625   $ 66,323,147     $19,602,666      $176,924,769
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  11

STATEMENTS OF OPERATIONS

                                                                                                    FTVIPT
                                                FID VIP         FTVIPT FRANK     FTVIPT FRANK   MUTUAL SHARES      GS VIT
                                               OVERSEAS,      GLOBAL REAL EST,    SM CAP VAL,        SEC,       MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SERV CL 2            CL 2             CL 2            CL 2           INST
 INVESTMENT INCOME
Dividend income                               $ 1,320,489        $ 4,763,992      $ 1,349,770     $ 2,671,593   $  2,035,233
Variable account expenses                       1,021,312          1,435,493        1,550,702       1,541,654      2,668,751
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   299,177          3,328,499         (200,932)      1,129,939       (633,518)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        24,630,733         32,857,648       39,101,113      29,899,180     69,743,082
    Cost of investments sold                   28,649,757         57,764,200       38,947,568      33,976,059     80,753,327
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (4,019,024)       (24,906,552)         153,545      (4,076,879)   (11,010,245)
Distributions from capital gains                  218,866                 --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                  16,036,759         51,790,396       43,612,692      19,514,108     79,373,700
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 12,236,601         26,883,844       43,766,237      15,437,229     68,363,455
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $12,535,778        $30,212,343      $43,565,305     $16,567,168   $ 67,729,937
----------------------------------------------------------------------------------------------------------------------------


                                                GS VIT             INVESCO          INVESCO        INVESCO         INVESCO
                                           STRUCTD U.S. EQ,     VI CAP APPR,      VI CAP DEV,      VI DYN,      VI FIN SERV,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             INST              SER II           SER II          SER I           SER I
 INVESTMENT INCOME
Dividend income                               $ 2,352,250         $  511,635        $      --       $      --      $  14,545
Variable account expenses                       1,428,252            836,100          271,253          50,154        119,322
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   923,998           (324,465)        (271,253)        (50,154)      (104,777)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        36,153,789         18,677,730        8,495,813       1,551,902      4,708,976
    Cost of investments sold                   44,642,763         19,962,198        9,818,391       1,219,325      6,829,853
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (8,488,974)        (1,284,468)      (1,322,578)        332,577     (2,120,877)
Distributions from capital gains                       --                 --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                  26,062,459         14,862,908        6,384,619         940,250      3,449,780
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 17,573,485         13,578,440        5,062,041       1,272,827      1,328,903
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $18,497,483        $13,253,975       $4,790,788      $1,222,673     $1,224,126
----------------------------------------------------------------------------------------------------------------------------


                                                INVESCO            INVESCO          INVESCO      INVESCO VANK    JANUS ASPEN
                                            VI GLOBAL HLTH,     VI INTL GRO,       VI TECH,      VI COMSTOCK,   GLOBAL TECH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SER II             SER II            SER I          SER II          SERV
 INVESTMENT INCOME
Dividend income                                 $      --        $ 2,108,998        $      --     $   917,493       $     --
Variable account expenses                         205,084          3,334,902          245,517       3,749,888        186,761
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (205,084)        (1,225,904)        (245,517)     (2,832,395)      (186,761)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         6,583,869        638,696,340        5,288,476     475,468,869      4,999,764
    Cost of investments sold                    7,127,927        709,273,841        4,578,204     560,972,217      5,332,424
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (544,058)       (70,577,501)         710,272     (85,503,348)      (332,660)
Distributions from capital gains                       --                 --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                   1,545,624         29,377,162        5,220,907     116,005,067      5,316,370
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,001,566        (41,200,339)       5,931,179      30,501,719      4,983,710
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 796,482       $(42,426,243)      $5,685,662    $ 27,669,324     $4,796,949
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



--------------------------------------------------------------------------------
12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                             JANUS ASPEN        JANUS ASPEN           MFS               MFS              MFS
                                                JANUS,           OVERSEAS,       INV GRO STOCK,      NEW DIS,         UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV              SERV             SERV CL           SERV CL          SERV CL
 INVESTMENT INCOME
Dividend income                              $     293,702        $  880,711       $   245,637       $       --        $6,919,526
Variable account expenses                        5,766,291         1,379,320           712,217          458,049         1,960,253
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (5,472,589)         (498,609)         (466,580)        (458,049)        4,959,273
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,426,207,362        27,540,136        19,414,777       10,059,526        41,903,232
    Cost of investments sold                 1,452,808,307        20,414,878        19,245,320        9,693,771        45,314,444
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (26,600,945)        7,125,258           169,457          365,755        (3,411,212)
Distributions from capital gains                        --                --                --               --                --
Net change in unrealized appreciation
  or depreciation of investments                20,048,186        28,762,482         8,672,651       16,692,409        24,053,603
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (6,552,759)       35,887,740         8,842,108       17,058,164        20,642,391
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  (12,025,348)      $35,389,131       $ 8,375,528      $16,600,115       $25,601,664
-----------------------------------------------------------------------------------------------------------------------------------


                                                MS UIF            MS UIF
                                                GLOBAL              MID              NB AMT        OPPEN GLOBAL      OPPEN GLOBAL
                                              REAL EST,          CAP GRO,            INTL,            SEC VA,     STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL II              CL II              CL S             SERV              SRV
 INVESTMENT INCOME
Dividend income                               $ 13,569,876         $      --      $  2,454,079      $ 1,241,790     $ 222,202,129
Variable account expenses                        1,355,269           454,566         1,242,401          892,971        15,344,182
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 12,214,607          (454,566)        1,211,678          348,819       206,857,947
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        215,162,329         9,687,349       290,227,385       17,033,010     1,910,118,088
    Cost of investments sold                   246,631,012        10,497,012       340,026,180       19,003,333     1,938,516,917
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (31,468,683)         (809,663)      (49,798,795)      (1,970,323)      (28,398,829)
Distributions from capital gains                        --                --                --               --                --
Net change in unrealized appreciation
  or depreciation of investments                26,653,423        15,501,356        36,056,941       15,393,418         8,315,814
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (4,815,260)       14,691,693       (13,741,854)      13,423,095       (20,083,015)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  7,399,347       $14,237,127      $(12,530,176)     $13,771,914     $ 186,774,932
-----------------------------------------------------------------------------------------------------------------------------------


                                              OPPEN MAIN           PIMCO             PUT VT           PUT VT            PUT VT
                                          ST SM MID CAP VA,   VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,       MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           SERV           ADVISOR CL           CL IB             CL IB           CL IB(1)
 INVESTMENT INCOME
Dividend income                                 $  311,516     $  31,040,402         $ 459,691       $1,168,896         $      --
Variable account expenses                          650,047         5,860,946           195,584          267,654            73,165
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (338,531)       25,179,456           264,107          901,242           (73,165)
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         15,184,504     1,112,484,821         5,710,116        7,134,387         2,062,918
    Cost of investments sold                    16,331,187     1,137,949,178         5,527,368        9,039,395         1,930,947
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,146,683)      (25,464,357)          182,748       (1,905,008)          131,971
Distributions from capital gains                        --                --                --               --                --
Net change in unrealized appreciation
  or depreciation of investments                15,920,201        63,240,462          (184,979)       3,509,348         3,915,737
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  14,773,518        37,776,105            (2,231)       1,604,340         4,047,708
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $14,434,987     $  62,955,561         $ 261,876       $2,505,582        $3,974,543
-----------------------------------------------------------------------------------------------------------------------------------


(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.



--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  13

STATEMENTS OF OPERATIONS

                                                DISC              DISC              DISC             DISC            DISC
                                            ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,     ASSET ALLOC,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            AGGR             CONSERV             MOD           MOD AGGR       MOD CONSERV
 INVESTMENT INCOME
Dividend income                                $       --        $       --       $        --       $       --     $       --
Variable account expenses                         176,471           474,793           857,933          452,133        495,856
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (176,471)         (474,793)         (857,933)        (452,133)      (495,856)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        24,239,686        57,207,300       109,186,163       65,071,455     65,522,955
    Cost of investments sold                   23,749,370        55,862,474       107,583,852       63,687,569     64,143,067
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     490,316         1,344,826         1,602,311        1,383,886      1,379,888
Distributions from capital gains                       --                --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                   1,991,573         3,119,575         8,449,883        4,345,829      3,668,566
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,481,889         4,464,401        10,052,194        5,729,715      5,048,454
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 2,305,418       $ 3,989,608      $  9,194,261      $ 5,277,582    $ 4,552,598
-----------------------------------------------------------------------------------------------------------------------------


                                               COL VP            COL VP            COL VP           COL VP          COL VP
                                                BAL,           CASH MGMT,         DIV BOND,       DIV EQ INC,       DYN EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 3              CL 3              CL 3             CL 3            CL 3
 INVESTMENT INCOME
Dividend income                               $        --       $    51,835     $  69,856,849     $         --     $       --
Variable account expenses                       2,441,168         4,773,910        22,752,617       15,073,879      4,121,591
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (2,441,168)       (4,722,075)       47,104,232      (15,073,879)    (4,121,591)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       339,849,846       863,811,505     7,525,239,396    4,843,041,791    672,420,923
    Cost of investments sold                  344,935,651       863,672,943     7,277,573,223    5,059,958,507    700,001,398
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (5,085,805)          138,562       247,666,173     (216,916,716)   (27,580,475)
Distributions from capital gains                       --                --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  33,411,227          (138,562)      (90,148,394)     334,606,719     95,299,948
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 28,325,422                --       157,517,779      117,690,003     67,719,473
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 25,884,254      $ (4,722,075)    $ 204,622,011   $  102,616,124    $63,597,882
-----------------------------------------------------------------------------------------------------------------------------


                                                                 COL VP                                             COL VP
                                               COL VP       GLOBAL INFLATION       COL VP           COL VP          MID CAP
                                            GLOBAL BOND,        PROT SEC,      HI YIELD BOND,      INC OPP,        GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 3              CL 3              CL 3             CL 3            CL 3
 INVESTMENT INCOME
Dividend income                            $   27,823,162    $    7,164,231      $ 46,443,825   $   24,758,416    $        --
Variable account expenses                       7,748,158         8,424,698         4,742,877        7,030,057      1,246,267
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                20,075,004        (1,260,467)       41,700,948       17,728,359     (1,246,267)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     2,550,615,863     3,556,384,510       617,015,687    2,907,734,395    147,175,008
    Cost of investments sold                2,529,964,790     3,535,204,499       613,795,580    2,743,067,552    144,703,701
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  20,651,073        21,180,011         3,220,107      164,666,843      2,471,307
Distributions from capital gains                       --           572,150                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                 (39,422,100)       21,301,758        17,102,759     (130,417,313)    27,934,463
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (18,771,027)       43,053,919        20,322,866       34,249,530     30,405,770
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $    1,303,977    $   41,793,452      $ 62,023,814   $   51,977,889   $ 29,159,503
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



--------------------------------------------------------------------------------
14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                 COL VP
                                                MID CAP         COL VP           COL VP          COL VP      COL VP SELECT
                                                VAL OPP,       S&P 500,     SHORT DURATION,    LG CAP GRO,    LG CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3           CL 3             CL 3            CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                  $      --    $        --     $  3,449,735     $        --      $       --
Variable account expenses                        1,393,644      1,245,774        3,080,058       1,243,298         162,472
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (1,393,644)    (1,245,774)         369,677      (1,243,298)       (162,472)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        399,217,907    180,538,180      422,142,706     222,435,374      19,735,261
    Cost of investments sold                   428,005,306    180,296,070      421,446,824     230,040,755      19,846,314
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (28,787,399)       242,110          695,882      (7,605,381)       (111,053)
Distributions from capital gains                        --             --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   52,666,036     19,357,208        6,112,773      30,500,363       3,920,379
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  23,878,637     19,599,318        6,808,655      22,894,982       3,809,326
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 22,484,993    $18,353,544     $  7,178,332    $ 21,651,684     $ 3,646,854
--------------------------------------------------------------------------------------------------------------------------


                                             COL VP SELECT    COL VP EMER        COL VP
                                              SM CAP VAL,      MKTS OPP,       INTL OPP,        VP AGGR,        VP AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 3           CL 3             CL 3           CL 2(1)        CL 4(1)
 INVESTMENT INCOME
Dividend income                                 $       --   $  7,331,707     $  2,116,991      $       --     $        --
Variable account expenses                          511,051      4,616,879        1,495,726         473,599       9,360,352
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (511,051)     2,714,828          621,265        (473,599)     (9,360,352)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         83,641,546    891,037,692      192,986,250       2,805,371     126,625,006
    Cost of investments sold                    85,640,435    873,172,787      193,351,762       2,695,588     120,517,474
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,998,889)    17,864,905         (365,512)        109,783       6,107,532
Distributions from capital gains                        --             --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   16,499,613     24,788,289       16,307,746      15,983,853     255,225,133
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  14,500,724     42,653,194       15,942,234      16,093,636     261,332,665
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $13,989,673   $ 45,368,022     $ 16,563,499     $15,620,037    $251,972,313
--------------------------------------------------------------------------------------------------------------------------

             (1) For the period May 7, 2010
   (commencement of operations) to Dec. 31,
                                      2010.


                                                   VP             VP            VP DAVIS          VP GS            VP
                                                CONSERV,       CONSERV,       NY VENTURE,     MID CAP VAL,        MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          CL 2(1)         CL 4(1)           CL 3            CL 3          CL 2(1)
 INVESTMENT INCOME
Dividend income                                  $      --      $      --        $      --       $      --       $      --
Variable account expenses                          575,375      8,631,376        5,959,595         111,860       4,458,274
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (575,375)    (8,631,376)      (5,959,595)       (111,860)     (4,458,274)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         10,595,165    176,311,572    2,972,830,219      17,266,058      14,070,565
    Cost of investments sold                    10,357,359    169,415,881    2,939,377,743      17,481,177      13,622,598
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      237,806      6,895,691       33,452,476        (215,119)        447,967
Distributions from capital gains                        --             --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    4,999,406     80,730,367      (65,360,617)      2,831,843      94,899,394
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   5,237,212     87,626,058      (31,908,141)      2,616,724      95,347,361
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $4,661,837    $78,994,682     $(37,867,736)     $2,504,864     $90,889,087
--------------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  15

                                                 VP              VP              VP             VP                VP
                                                MOD,          MOD AGGR,      MOD AGGR,     MOD CONSERV,      MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         CL 4(1)         CL 2(1)        CL 4(1)         CL 2(1)           CL 4(1)
 INVESTMENT INCOME
Dividend income                             $          --     $       --     $        --     $       --       $        --
Variable account expenses                      63,571,414      2,438,058      37,723,573      1,462,630        19,186,173
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (63,571,414)    (2,438,058)    (37,723,573)    (1,462,630)      (19,186,173)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       465,801,243      7,874,458     379,110,229      7,083,890       203,593,029
    Cost of investments sold                  442,483,582      7,598,711     362,831,777      6,879,486       193,319,157
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  23,317,661        275,747      16,278,452        204,404        10,273,872
Distributions from capital gains                       --             --              --             --                --
Net change in unrealized appreciation or
  depreciation of investments               1,192,820,220     67,979,145     875,782,997     21,991,353       265,643,577
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              1,216,137,881     68,254,892     892,061,449     22,195,757       275,917,449
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $1,152,566,467    $65,816,834    $854,337,876    $20,733,127      $256,731,276
----------------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                              VP PTNRS                                       WF ADV VT         WF ADV VT
                                             SM CAP VAL,       WANGER          WANGER        CORE EQ,     INDEX ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 3            INTL            USA            CL 2              CL 2
 INVESTMENT INCOME
Dividend income                             $          --    $10,355,775     $        --     $  175,247        $  659,122
Variable account expenses                       5,113,382      5,393,448       4,767,576        354,896           320,682
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (5,113,382)     4,962,327      (4,767,576)      (179,649)          338,440
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     2,152,081,021    538,729,045     412,872,843      8,052,079        10,474,032
    Cost of investments sold                2,116,506,140    531,986,708     416,609,178      7,515,673        11,920,380
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  35,574,881      6,742,337      (3,736,335)       536,406        (1,446,348)
Distributions from capital gains                       --             --              --             --                --
Net change in unrealized appreciation or
  depreciation of investments                  61,980,852     62,797,496      99,405,079      5,247,443         5,321,932
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 97,555,733     69,539,833      95,668,744      5,783,849         3,875,584
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $   92,442,351   $ 74,502,160    $ 90,901,168    $ 5,604,200       $ 4,214,024
----------------------------------------------------------------------------------------------------------------------------


                                                                               WF ADV         WF ADV           WF ADV VT
                                                                            VT INTL EQ,       VT OPP,         SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                            CL 2           CL 2              CL 2
 INVESTMENT INCOME
Dividend income                                                             $  5,719,884     $  361,649        $       --
Variable account expenses                                                      3,119,475        409,557           783,167
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                2,600,409        (47,908)         (783,167)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                                      679,268,973      9,071,246        18,024,031
    Cost of investments sold                                                 639,223,015     10,163,483        19,062,758
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                 40,045,958     (1,092,237)       (1,038,727)
Distributions from capital gains                                              10,310,660             --                --
Net change in unrealized appreciation or
  depreciation of investments                                                (93,468,141)    11,072,855        22,371,647
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (43,111,523)     9,980,618        21,332,920
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                $ (40,511,114)    $9,932,710       $20,549,753
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               AB VPS GLOBAL      AB VPS          AB VPS         AC VP          AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,        INTL,       MID CAP VAL,
YEAR ENDED DEC. 31, 2010                            CL B           CL B            CL B          CL II          CL II
 OPERATIONS
Investment income (loss) -- net                 $   197,994    $ (1,008,823)  $   6,867,987   $   753,578   $     420,930
Net realized gain (loss) on sales of
  investments                                       252,172      (9,434,165)    (87,659,183)      478,027         797,337
Distributions from capital gains                         --              --              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                     2,119,815      23,189,233      60,930,817     4,760,256       9,495,889
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,569,981      12,746,245     (19,860,379)    5,991,861      10,714,156
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          508,421       2,352,036      16,573,408       767,304       8,617,116
Net transfers(1)                                 (2,006,155)    (16,661,733)   (238,195,599)   (5,168,611)   (172,589,015)
Transfers for policy loans                           (3,778)         42,940         101,488        14,846          (4,652)
Adjustments to net assets allocated to
  contracts in payment period                       (30,468)        (21,568)       (129,298)      (13,048)        (11,589)
Contract charges                                    (14,707)        (98,797)       (853,810)      (43,598)       (406,743)
Contract terminations:
    Surrender benefits                           (1,223,076)     (8,576,912)    (31,446,228)   (4,161,078)     (5,036,214)
    Death benefits                                  (51,893)     (1,169,596)     (4,156,360)     (574,262)       (598,446)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (2,821,656)    (24,133,630)   (258,106,399)   (9,178,447)   (170,029,543)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  17,971,619     127,984,486     647,669,201    59,609,752     203,460,054
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $17,719,944    $116,597,101   $ 369,702,423   $56,423,166   $  44,144,667
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           16,688,585     135,762,252     524,099,669    48,290,885     204,863,181
Contract purchase payments                          469,865       2,517,443      17,953,978       604,673       7,822,976
Net transfers(1)                                 (1,980,965)    (17,393,422)   (262,054,685)   (4,333,015)   (167,208,843)
Transfers for policy loans                           (3,661)         42,531          82,595        11,198          (4,472)
Contract charges                                    (13,616)       (103,245)       (767,825)      (35,601)       (390,525)
Contract terminations:
    Surrender benefits                           (1,106,037)     (8,807,747)    (22,918,389)   (3,337,680)     (5,123,603)
    Death benefits                                  (46,133)     (1,243,002)     (3,219,829)     (471,211)       (575,794)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 14,008,038     110,774,810     253,175,514    40,729,249      39,382,920
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AC VP          AC VP                         COL VP             COL VP
                                                 ULTRA,         VAL,        CALVERT VP     MARSICO GRO,    MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II          CL II        SRI BAL           CL 1               CL 2
 OPERATIONS
Investment income (loss) -- net               $  (137,111)  $  2,314,000   $   139,692   $    (6,132,764)     $   (162,849)
Net realized gain (loss) on sales of
  investments                                    (716,752)    (9,629,572)     (531,081)      (33,947,676)       (6,870,243)
Distributions from capital gains                       --             --            --                --                --
Net change in unrealized appreciation or
  depreciation of investments                   4,628,198     29,785,042     3,203,682        67,774,916        15,115,506
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,774,335     22,469,470     2,812,293        27,694,476         8,082,414
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        535,190      5,384,091       614,397        70,777,376         2,376,436
Net transfers(1)                                  (16,783)   (12,186,996)   (1,958,419)   (1,529,787,605)      (10,268,939)
Transfers for policy loans                          3,280         37,482         2,141             9,951           (13,597)
Adjustments to net assets allocated to
  contracts in payment period                        (368)       (27,327)       (8,149)          (25,824)          (22,280)
Contract charges                                  (27,835)      (162,357)      (25,154)       (3,316,519)          (53,387)
Contract terminations:
    Surrender benefits                         (2,045,865)   (13,008,132)   (1,968,783)      (38,494,935)       (4,793,446)
    Death benefits                               (305,282)    (2,100,859)     (188,683)       (6,948,335)         (424,717)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,857,663)   (22,064,098)   (3,532,650)   (1,507,785,891)      (13,199,930)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                26,369,905    206,108,543    27,571,546     1,713,729,732        78,881,552
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $28,286,577   $206,513,915   $26,851,189   $   233,638,317      $ 73,764,036
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         28,447,676    169,378,185    28,365,851     1,831,326,765        85,819,490
Contract purchase payments                        560,370      4,802,282       603,184        72,584,708         2,517,797
Net transfers(1)                                   50,844     (9,618,725)   (1,979,578)   (1,641,121,539)      (11,548,280)
Transfers for policy loans                          3,648         23,663         1,881            11,219           (15,476)
Contract charges                                  (29,574)      (130,968)      (25,001)       (3,439,390)          (58,971)
Contract terminations:
    Surrender benefits                         (2,161,667)   (10,367,665)   (1,938,614)      (40,419,852)       (5,270,866)
    Death benefits                               (321,485)    (1,707,431)     (189,406)       (7,282,538)         (454,579)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               26,549,812    152,379,341    24,838,317       211,659,373        70,989,115
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CS            EV VT          FID VIP         FID VIP         FID VIP
                                                 COMMODITY    FLOATING-RATE    CONTRAFUND,     GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              RETURN           INC          SERV CL 2       SERV CL 2       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                $  5,190,875   $  15,778,431   $    (441,838)  $   (620,946)  $   (6,456,065)
Net realized gain (loss) on sales of
  investments                                    (4,888,974)     25,932,186     (93,194,365)    (4,635,578)      (7,540,357)
Distributions from capital gains                         --              --         216,856             --        2,869,143
Net change in unrealized appreciation or
  depreciation of investments                    13,066,888       3,879,008     159,742,494     24,859,190      188,052,048
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      13,368,789      45,589,625      66,323,147     19,602,666      176,924,769
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        2,991,874      40,083,802      29,567,663      2,287,359       33,890,887
Net transfers(1)                                  3,322,111    (683,380,830)   (333,429,101)   (18,477,849)    (482,494,211)
Transfers for policy loans                           11,271          (9,221)        (14,129)        20,570          (42,834)
Adjustments to net assets allocated to
  contracts in payment period                       144,276          38,154         (19,633)       (36,391)         (38,954)
Contract charges                                    (56,544)     (1,647,281)     (1,012,050)      (139,177)      (1,537,209)
Contract terminations:
    Surrender benefits                           (7,271,496)    (31,381,643)    (36,310,544)   (11,459,793)     (47,891,030)
    Death benefits                                 (574,007)     (5,812,826)     (4,104,173)    (2,088,406)      (6,536,115)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,432,515)   (682,109,845)   (345,321,967)   (29,893,687)    (504,649,466)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  89,247,216     884,458,994     791,181,505    171,003,099    1,036,330,592
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $101,183,490   $ 247,938,774   $ 512,182,685   $160,712,078   $  708,605,895
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          100,552,858     828,277,758     841,695,744    168,181,247      705,682,334
Contract purchase payments                        3,437,900      36,533,672      30,079,981      2,201,037       27,192,017
Net transfers(1)                                  3,426,536    (615,667,345)   (354,317,423)   (18,036,840)    (373,560,136)
Transfers for policy loans                           13,656          (8,234)        (12,830)        16,474          (31,558)
Contract charges                                    (65,503)     (1,495,862)     (1,042,059)      (134,807)      (1,057,140)
Contract terminations:
    Surrender benefits                           (8,363,848)    (28,220,639)    (37,938,267)   (11,032,067)     (25,777,941)
    Death benefits                                 (651,790)     (5,244,300)     (4,271,913)    (2,056,631)      (3,782,337)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 98,349,809     214,175,050     474,193,233    139,138,413      328,665,239
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  FTVIPT
                                                FID VIP       FTVIPT FRANK     FTVIPT FRANK   MUTUAL SHARES      GS VIT
                                               OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,        SEC,       MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SERV CL 2          CL 2             CL 2            CL 2           INST
 OPERATIONS
Investment income (loss) -- net              $    299,177     $  3,328,499     $   (200,932)   $  1,129,939   $   (633,518)
Net realized gain (loss) on sales of
  investments                                  (4,019,024)     (24,906,552)         153,545      (4,076,879)   (11,010,245)
Distributions from capital gains                  218,866               --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                  16,036,759       51,790,396       43,612,692      19,514,108     79,373,700
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    12,535,778       30,212,343       43,565,305      16,567,168     67,729,937
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      2,593,545        3,954,790        4,349,364       5,642,097      3,694,490
Net transfers(1)                              (13,515,833)     (17,455,595)     (23,029,258)    (14,304,142)   (39,657,748)
Transfers for policy loans                         12,740          124,322           32,148          32,624         65,092
Adjustments to net assets allocated to
  contracts in payment period                     (29,400)         (11,125)         (31,296)        (58,086)         9,794
Contract charges                                  (91,819)        (143,021)        (122,104)       (125,821)      (338,804)
Contract terminations:
    Surrender benefits                         (7,472,386)     (13,260,482)     (13,008,767)    (10,968,078)   (27,601,482)
    Death benefits                             (1,142,475)      (1,659,199)      (1,657,282)     (1,744,577)    (2,433,341)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (19,645,628)     (28,450,310)     (33,467,195)    (21,525,983)   (66,261,999)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               129,326,025      170,846,851      183,263,851     178,999,272    326,736,273
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $122,216,175     $172,608,884     $193,361,961    $174,040,457   $328,204,211
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        103,180,204      119,954,441      108,898,566     158,712,991    151,389,396
Contract purchase payments                      2,359,471        3,418,411        3,308,232       5,355,383      1,660,158
Net transfers(1)                              (11,059,157)     (10,749,661)     (12,513,172)    (12,195,190)   (17,210,223)
Transfers for policy loans                         13,760           78,396           20,951          28,366         23,777
Contract charges                                  (74,605)         (94,998)         (68,837)       (109,033)      (148,648)
Contract terminations:
    Surrender benefits                         (5,933,364)      (8,380,953)      (6,939,862)     (9,258,412)   (12,139,586)
    Death benefits                               (947,222)      (1,090,751)        (877,596)     (1,502,387)    (1,051,761)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               87,539,087      103,134,885       91,828,282     141,031,718    122,523,113
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     GS VIT           INVESCO       INVESCO       INVESCO        INVESCO
                                                STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP DEV,     VI DYN,     VI FIN SERV,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  INST            SER II         SER II        SER I          SER I
 OPERATIONS
Investment income (loss) -- net                   $    923,998     $   (324,465)  $  (271,253)  $   (50,154)   $  (104,777)
Net realized gain (loss) on sales of
  investments                                       (8,488,974)      (1,284,468)   (1,322,578)      332,577     (2,120,877)
Distributions from capital gains                            --               --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       26,062,459       14,862,908     6,384,619       940,250      3,449,780
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         18,497,483       13,253,975     4,790,788     1,222,673      1,224,126
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,839,441        1,015,991       648,295        92,229        296,964
Net transfers(1)                                   (18,635,572)      (8,606,043)   (5,853,993)     (850,400)    (1,171,264)
Transfers for policy loans                              20,892           20,595         2,052         1,843          3,954
Adjustments to net assets allocated to
  contracts in payment period                          (31,141)          (1,503)       (3,297)       (1,485)          (453)
Contract charges                                      (380,456)        (386,759)      (23,043)       (6,047)       (13,277)
Contract terminations:
    Surrender benefits                             (13,282,281)      (5,774,161)   (1,881,971)     (477,709)      (998,212)
    Death benefits                                  (1,721,817)        (736,202)     (191,235)      (56,429)       (73,363)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (31,190,934)     (14,468,082)   (7,303,192)   (1,297,998)    (1,955,651)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    180,207,162      104,160,856    33,383,822     6,407,247     14,737,258
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $167,513,711     $102,946,749   $30,871,418   $ 6,331,922    $14,005,733
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             210,014,586      122,706,172    29,643,956     6,235,581     27,204,564
Contract purchase payments                           3,231,517        1,180,712       587,583        84,779        524,590
Net transfers(1)                                   (21,172,134)      (9,764,571)   (5,028,590)     (808,374)    (2,177,297)
Transfers for policy loans                              24,225           22,327         1,485         1,592          6,961
Contract charges                                      (435,235)        (455,916)      (19,814)       (5,539)       (23,662)
Contract terminations:
    Surrender benefits                             (15,044,626)      (6,620,864)   (1,604,870)     (434,998)    (1,764,334)
    Death benefits                                  (1,971,336)        (856,734)     (165,518)      (51,806)      (128,363)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   174,646,997      106,211,126    23,414,232     5,021,235     23,642,459
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  INVESCO
                                                   INVESCO          INVESCO        INVESCO        VANK VI       JANUS ASPEN
                                               VI GLOBAL HLTH,    VI INTL GRO,     VI TECH,      COMSTOCK,     GLOBAL TECH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SER II           SER II         SER I          SER II          SERV
 OPERATIONS
Investment income (loss) -- net                  $  (205,084)    $  (1,225,904)  $  (245,517)  $  (2,832,395)   $  (186,761)
Net realized gain (loss) on sales of
  investments                                       (544,058)      (70,577,501)      710,272     (85,503,348)      (332,660)
Distributions from capital gains                          --                --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,545,624        29,377,162     5,220,907     116,005,067      5,316,370
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          796,482       (42,426,243)    5,685,662      27,669,324      4,796,949
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           752,634        31,005,338       390,841      23,164,023        302,473
Net transfers(1)                                    (805,391)     (611,558,665)    1,327,937    (446,652,905)       198,841
Transfers for policy loans                            (3,802)           (9,488)        4,406         (12,914)        19,476
Adjustments to net assets allocated to
  contracts in payment period                            (75)           (2,537)          (98)        (14,673)       (37,863)
Contract charges                                     (19,353)       (1,428,749)      (67,542)     (1,536,958)       (14,958)
Contract terminations:
    Surrender benefits                            (1,718,802)      (19,238,892)   (1,956,748)    (22,739,501)    (2,232,387)
    Death benefits                                  (131,638)       (3,140,248)     (184,291)     (4,167,609)       (96,542)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (1,926,427)     (604,373,241)     (485,495)   (451,960,537)    (1,860,960)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   23,380,545       767,970,930    28,223,341     681,300,780     21,824,264
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $22,250,600     $ 121,171,446   $33,423,508   $ 257,009,567    $24,760,253
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            22,760,403       668,343,819    37,973,406     700,428,383     47,873,432
Contract purchase payments                           724,823        28,158,107       508,376      24,777,403        629,453
Net transfers(1)                                    (856,629)     (586,037,604)    1,724,341    (483,154,923)       191,937
Transfers for policy loans                            (3,725)           (9,513)        5,948         (12,662)        40,579
Contract charges                                     (18,994)       (1,261,809)      (90,218)     (1,527,838)       (30,987)
Contract terminations:
    Surrender benefits                            (1,692,350)      (16,146,914)   (2,468,031)    (21,594,106)    (4,608,801)
    Death benefits                                  (128,427)       (2,743,677)     (242,834)     (4,058,125)      (209,262)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  20,785,101        90,302,409    37,410,988     214,858,132     43,886,351
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 JANUS ASPEN      JANUS ASPEN         MFS            MFS            MFS
                                                    JANUS,         OVERSEAS,    INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV            SERV           SERV CL        SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $    (5,472,589)  $   (498,609)   $   (466,580)   $  (458,049)  $  4,959,273
Net realized gain (loss) on sales of
  investments                                      (26,600,945)     7,125,258         169,457        365,755     (3,411,212)
Distributions from capital gains                            --             --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       20,048,186     28,762,482       8,672,651     16,692,409     24,053,603
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (12,025,348)    35,389,131       8,375,528     16,600,115     25,601,664
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          61,911,503      1,674,072       1,922,434        639,466      5,997,976
Net transfers(1)                                (1,388,790,842)    (5,134,845)     (7,594,137)    (2,421,528)   (21,099,655)
Transfers for policy loans                              11,008        (22,913)         24,218         23,657         56,631
Adjustments to net assets allocated to
  contracts in payment period                           (1,637)           603         (12,207)        26,732        (16,704)
Contract charges                                    (2,969,576)       (87,867)        (61,672)       (43,043)      (166,908)
Contract terminations:
    Surrender benefits                             (25,410,276)   (16,064,368)     (7,087,953)    (4,263,646)   (15,206,551)
    Death benefits                                  (5,219,810)    (1,139,295)       (718,403)      (228,874)    (2,114,685)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,360,469,630)   (20,774,613)    (13,527,720)    (6,267,236)   (32,549,896)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,454,728,161    160,461,025      88,112,067     52,364,709    236,943,402
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $    82,233,183   $175,075,543    $ 82,959,875    $62,697,588   $229,995,170
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,711,480,734    110,780,865     125,304,930     53,216,621    139,628,365
Contract purchase payments                          72,359,526      1,048,717       2,301,712        583,167      4,063,093
Net transfers(1)                                (1,659,453,317)    (3,538,549)    (11,127,909)    (2,450,449)   (12,442,535)
Transfers for policy loans                              11,498        (16,529)         38,228         20,494         32,653
Contract charges                                    (3,458,352)       (55,310)        (86,184)       (39,939)       (99,444)
Contract terminations:
    Surrender benefits                             (29,496,429)   (10,091,999)     (9,969,037)    (3,883,914)    (8,485,637)
    Death benefits                                  (6,130,994)      (728,105)     (1,038,278)      (211,320)    (1,237,084)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    85,312,666     97,399,090     105,423,462     47,234,660    121,459,411
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                MS UIF           MS UIF          NB AMT      OPPEN GLOBAL      OPPEN GLOBAL
                                           GLOBAL REAL EST,   MID CAP GRO,       INTL,          SEC VA,     STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II            CL II           CL S           SERV              SRV
 OPERATIONS
Investment income (loss) -- net              $  12,214,607     $  (454,566)  $   1,211,678   $    348,819    $   206,857,947
Net realized gain (loss) on sales of
  investments                                  (31,468,683)       (809,663)    (49,798,795)    (1,970,323)       (28,398,829)
Distributions from capital gains                        --              --              --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                   26,653,423      15,501,356      36,056,941     15,393,418          8,315,814
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      7,399,347      14,237,127     (12,530,176)    13,771,914        186,774,932
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      10,666,204       1,561,535      13,566,701      3,983,774         93,709,200
Net transfers(1)                              (199,733,158)      2,032,626    (280,651,447)    (3,621,008)    (1,769,293,079)
Transfers for policy loans                          18,079           1,610           3,092         37,112             84,050
Adjustments to net assets allocated to
  contracts in payment period                       98,952          39,676          (2,558)       (12,217)          (122,240)
Contract charges                                  (486,089)        (35,397)       (635,254)       (75,173)        (4,247,709)
Contract terminations:
    Surrender benefits                          (8,063,239)     (3,602,225)     (5,413,995)    (7,194,480)      (109,667,300)
    Death benefits                              (1,305,538)       (384,676)     (1,037,108)    (1,027,974)       (18,038,642)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (198,804,789)       (386,851)   (274,170,569)    (7,909,966)    (1,807,575,720)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                264,521,914      47,117,081     309,505,108    101,815,668      2,606,148,542
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  73,116,472     $60,967,357   $  22,804,363   $107,677,616    $   985,347,754
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         299,590,214      46,533,070     379,110,356     82,308,513      2,168,384,445
Contract purchase payments                      11,749,389       1,354,752      16,083,679      3,407,485         77,506,665
Net transfers(1)                              (231,509,919)      1,472,668    (362,495,084)    (3,023,729)    (1,437,995,631)
Transfers for policy loans                          19,644           1,544           3,639         27,707             65,136
Contract charges                                  (538,424)        (31,615)       (774,923)       (59,804)        (3,437,237)
Contract terminations:
    Surrender benefits                          (8,784,942)     (3,199,275)     (6,758,462)    (5,554,341)       (84,239,515)
    Death benefits                              (1,429,274)       (334,285)     (1,277,468)      (822,618)       (14,059,888)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                69,096,688      45,796,859      23,891,737     76,283,213        706,223,975
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                             OPPEN MAIN
                                                ST SM           PIMCO              PUT VT           PUT VT         PUT VT
                                             MID CAP VA,    VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,    MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          SERV          ADVISOR CL           CL IB            CL IB         CL IB(2)
 OPERATIONS
Investment income (loss) -- net             $   (338,531)  $    25,179,456      $   264,107      $   901,242     $   (73,165)
Net realized gain (loss) on sales of
  investments                                 (1,146,683)      (25,464,357)         182,748       (1,905,008)        131,971
Distributions from capital gains                      --                --               --               --              --
Net change in unrealized appreciation or
  depreciation of investments                 15,920,201        63,240,462         (184,979)       3,509,348       3,915,737
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   14,434,987        62,955,561          261,876        2,505,582       3,974,543
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     2,154,231        54,499,432          326,136          393,404         145,887
Net transfers(1)                              (8,020,654)   (1,032,754,941)      (3,474,771)      (4,425,320)     30,465,480
Transfers for policy loans                        15,233           (56,196)          15,181           16,746           4,656
Adjustments to net assets allocated to
  contracts in payment period                     (9,119)          463,073           (2,774)          (2,892)         58,881
Contract charges                                 (53,834)       (2,329,161)         (22,005)         (24,398)         (8,809)
Contract terminations:
    Surrender benefits                        (4,934,990)      (32,567,132)      (1,542,079)      (2,231,231)     (1,203,267)
    Death benefits                              (548,819)       (5,955,807)        (197,185)        (209,724)        (91,564)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (11,397,952)   (1,018,700,732)      (4,897,497)      (6,483,415)     29,371,264
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               73,523,240     1,199,776,049       26,090,705       36,019,319              --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 76,560,275   $   244,030,878      $21,455,084      $32,041,486     $33,345,807
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        67,776,886     1,054,508,354       23,152,854       29,797,644              --
Contract purchase payments                     1,997,782        46,444,068          291,731          329,022         136,202
Net transfers(1)                              (6,867,818)     (874,047,668)      (3,151,720)      (3,766,024)     30,510,722
Transfers for policy loans                        13,429           (47,702)          13,615           14,033           4,544
Contract charges                                 (46,943)       (1,991,500)         (19,787)         (20,688)         (8,263)
Contract terminations:
    Surrender benefits                        (4,136,684)      (27,482,458)      (1,374,961)      (1,870,409)     (1,123,934)
    Death benefits                              (486,951)       (5,012,444)        (177,390)        (181,124)        (84,948)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              58,249,701       192,370,650       18,734,342       24,302,454      29,434,323
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
     2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                    DISC           DISC           DISC           DISC           DISC
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                AGGR          CONSERV          MOD         MOD AGGR      MOD CONSERV
 OPERATIONS
Investment income (loss) -- net                  $  (176,471)   $  (474,793)  $   (857,933)   $  (452,133)   $  (495,856)
Net realized gain (loss) on sales of
  investments                                        490,316      1,344,826      1,602,311      1,383,886      1,379,888
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,991,573      3,119,575      8,449,883      4,345,829      3,668,566
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,305,418      3,989,608      9,194,261      5,277,582      4,552,598
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,346,425      6,979,844      6,213,264      3,947,114      3,642,624
Net transfers(1)                                     296,591     13,552,021     19,368,172      2,142,885      7,359,873
Transfers for policy loans                              (812)         2,553        (35,809)        16,594        (24,874)
Adjustments to net assets allocated to
  contracts in payment period                         (7,648)       (27,936)      (338,713)       651,086         57,867
Contract charges                                     (16,509)       (31,831)       (75,299)       (38,598)       (36,925)
Contract terminations:
    Surrender benefits                            (1,094,514)    (4,771,961)    (7,303,451)    (6,064,910)    (4,640,100)
    Death benefits                                        --     (1,076,000)      (843,090)       (37,277)      (662,651)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       523,533     14,626,690     16,985,074        616,894      5,695,814
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   20,064,451     40,526,476     84,706,203     49,629,582     50,887,022
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $22,893,402    $59,142,774   $110,885,538    $55,524,058    $61,135,434
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            22,913,891     41,486,407     92,895,008     54,997,404     54,339,773
Contract purchase payments                         1,465,285      7,038,131      6,722,091      4,407,296      3,762,028
Net transfers(1)                                     277,411     13,634,077     20,505,169      1,636,915      7,297,311
Transfers for policy loans                            (1,222)         2,307        (41,895)        21,869        (27,132)
Contract charges                                     (18,651)       (31,671)       (81,181)       (42,726)       (38,452)
Contract terminations:
    Surrender benefits                            (1,241,757)    (4,757,457)    (7,802,632)    (6,725,446)    (4,819,203)
    Death benefits                                        --     (1,070,082)      (891,523)       (41,680)      (689,040)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  23,394,957     56,301,712    111,305,037     54,253,632     59,825,285
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP          COL VP           COL VP            COL VP          COL VP
                                                   BAL,         CASH MGMT,       DIV BOND,        DIV EQ INC,        DYN EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3            CL 3             CL 3              CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                $ (2,441,168)  $  (4,722,075)  $    47,104,232   $   (15,073,879)  $ (4,121,591)
Net realized gain (loss) on sales of
  investments                                    (5,085,805)        138,562       247,666,173      (216,916,716)   (27,580,475)
Distributions from capital gains                         --              --                --                --             --
Net change in unrealized appreciation or
  depreciation of investments                    33,411,227        (138,562)      (90,148,394)      334,606,719     95,299,948
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      25,884,254      (4,722,075)      204,622,011       102,616,124     63,597,882
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,877,166      52,824,512       155,781,344        92,051,221      7,650,561
Net transfers(1)                                (21,786,691)   (140,400,885)   (3,152,563,948)   (1,782,832,501)   (34,320,107)
Transfers for policy loans                          196,450         513,820            72,638           257,791        670,981
Adjustments to net assets allocated to
  contracts in payment period                      (495,113)       (921,627)       (2,147,284)       (1,127,449)      (826,577)
Contract charges                                   (216,641)       (397,777)       (7,273,101)       (4,317,914)      (937,445)
Contract terminations:
    Surrender benefits                          (25,479,905)   (122,905,777)     (164,376,776)     (112,200,136)   (46,301,770)
    Death benefits                               (4,086,392)    (11,265,911)      (30,654,459)      (16,749,166)    (5,558,620)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (47,991,126)   (222,553,645)   (3,201,161,586)   (1,824,918,154)   (79,622,977)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 264,040,866     644,738,245     4,158,300,208     2,726,249,812    452,226,794
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $241,933,994   $ 417,462,525   $ 1,161,760,633   $ 1,003,947,782   $436,201,699
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          221,592,312     554,428,142     3,271,423,264     2,438,725,671    566,618,462
Contract purchase payments                        3,266,575      48,538,439       130,465,162        94,250,284      9,072,675
Net transfers(1)                                (19,860,531)   (126,357,609)   (2,485,027,798)   (1,779,312,553)   (44,893,588)
Transfers for policy loans                          141,111         437,927            36,456           176,252        731,110
Contract charges                                   (175,871)       (342,914)       (5,732,639)       (4,016,750)    (1,190,210)
Contract terminations:
    Surrender benefits                          (19,591,011)   (105,324,156)     (115,164,209)      (84,193,146)   (52,619,751)
    Death benefits                               (3,368,730)     (9,866,781)      (22,217,725)      (13,489,265)    (6,665,739)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                182,003,855     361,513,048       773,782,511       652,140,493    471,052,959
------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   COL VP                                              COL VP
                                                 COL VP       GLOBAL INFLATION       COL VP            COL VP          MID CAP
                                              GLOBAL BOND,        PROT SEC,      HI YIELD BOND,       INC OPP,        GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3              CL 3              CL 3              CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net             $    20,075,004    $    (1,260,467)   $ 41,700,948    $    17,728,359   $ (1,246,267)
Net realized gain (loss) on sales of
  investments                                    20,651,073         21,180,011       3,220,107        164,666,843      2,471,307
Distributions from capital gains                         --            572,150              --                 --             --
Net change in unrealized appreciation or
  depreciation of investments                   (39,422,100)        21,301,758      17,102,759       (130,417,313)    27,934,463
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,303,977         41,793,452      62,023,814         51,977,889     29,159,503
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       52,315,891         72,931,971       7,579,345         64,048,267      3,024,310
Net transfers(1)                             (1,002,429,736)    (1,558,037,035)    (44,462,963)    (1,415,397,331)    (5,478,948)
Transfers for policy loans                          (14,861)            (5,675)         52,162            (18,210)        84,608
Adjustments to net assets allocated to
  contracts in payment period                      (696,838)          (728,876)       (961,810)          (426,450)       (91,426)
Contract charges                                 (2,448,961)        (3,596,140)       (318,445)        (3,019,074)      (127,522)
Contract terminations:
    Surrender benefits                          (57,012,085)       (48,581,431)    (53,474,152)       (38,089,233)   (13,718,488)
    Death benefits                               (9,541,612)        (9,844,519)     (6,647,730)        (7,801,131)    (1,406,035)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (1,019,828,202)    (1,547,861,705)    (98,233,593)    (1,400,703,162)   (17,713,501)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,428,993,482      1,785,469,297     537,691,390      1,564,362,360    128,718,912
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   410,469,257    $   279,401,044    $501,481,611    $   215,637,087   $140,164,914
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,026,842,051      1,530,203,463     348,000,332      1,240,487,789    114,747,012
Contract purchase payments                       41,899,625         62,545,772       5,207,480         50,732,854      2,609,402
Net transfers(1)                               (776,324,762)    (1,310,531,100)    (27,822,516)    (1,105,849,134)    (4,210,880)
Transfers for policy loans                          (12,432)            (5,232)         31,704            (14,235)        84,594
Contract charges                                 (1,814,226)        (3,054,873)       (197,691)        (2,344,188)      (108,541)
Contract terminations:
    Surrender benefits                          (36,368,687)       (40,801,552)    (32,355,483)       (28,571,686)   (11,874,336)
    Death benefits                               (6,490,548)        (8,284,652)     (4,065,140)        (5,929,445)    (1,199,339)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                247,731,021        230,071,826     288,798,686        148,511,955    100,047,912
--------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP
                                                 MID CAP         COL VP           COL VP          COL VP      COL VP SELECT
                                                 VAL OPP,       S&P 500,     SHORT DURATION,    LG CAP GRO,    LG CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3           CL 3             CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net               $  (1,393,644)  $ (1,245,774)    $    369,677    $ (1,243,298)   $  (162,472)
Net realized gain (loss) on sales of
  investments                                   (28,787,399)       242,110          695,882      (7,605,381)      (111,053)
Distributions from capital gains                         --             --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    52,666,036     19,357,208        6,112,773      30,500,363      3,920,379
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      22,484,993     18,353,544        7,178,332      21,651,684      3,646,854
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        6,822,315      3,729,306       13,997,344       3,470,611        371,139
Net transfers(1)                               (119,178,844)   (11,167,535)      (6,117,815)    (15,018,400)     9,895,575
Transfers for policy loans                           29,279        (56,673)          29,793          44,965          6,244
Adjustments to net assets allocated to
  contracts in payment period                       (36,853)       (92,396)        (495,712)       (208,833)        (5,030)
Contract charges                                   (314,702)      (114,853)        (220,581)       (167,249)       (15,333)
Contract terminations:
    Surrender benefits                           (8,658,180)   (12,042,263)     (34,272,456)    (13,261,510)    (1,506,946)
    Death benefits                               (1,307,954)    (1,671,815)      (4,701,380)     (1,612,657)      (103,255)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (122,644,939)   (21,416,229)     (31,780,807)    (26,753,073)     8,642,394
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 220,335,702    151,756,150      345,898,636     155,167,654     13,058,159
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 120,175,756   $148,693,465     $321,296,161    $150,066,265    $25,347,407
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          218,176,420    181,918,465      275,348,728     263,512,068     13,446,905
Contract purchase payments                        6,969,598      4,144,430       12,373,935       5,277,961        369,419
Net transfers(1)                               (121,260,712)   (13,346,913)      (5,646,708)    (25,515,035)     9,581,519
Transfers for policy loans                           26,121        (63,295)          15,179          70,292          5,858
Contract charges                                   (304,658)      (134,390)        (173,646)       (274,323)       (14,846)
Contract terminations:
    Surrender benefits                           (7,799,622)   (14,115,420)     (26,703,859)    (21,449,120)    (1,424,318)
    Death benefits                               (1,220,831)    (1,948,741)      (3,679,398)     (2,787,130)      (102,857)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 94,586,316    156,454,136      251,534,231     218,834,713     21,861,680
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                             COL VP SELECT       COL VP          COL VP
                                              SM CAP VAL,    EMER MKTS OPP,     INTL OPP,      VP AGGR,        VP AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 3            CL 3            CL 3          CL 2(2)         CL 4(2)
 OPERATIONS
Investment income (loss) -- net               $  (511,051)    $   2,714,828   $    621,265   $   (473,599)  $   (9,360,352)
Net realized gain (loss) on sales of
  investments                                  (1,998,889)       17,864,905       (365,512)       109,783        6,107,532
Distributions from capital gains                       --                --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                  16,499,613        24,788,289     16,307,746     15,983,853      255,225,133
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    13,989,673        45,368,022     16,563,499     15,620,037      251,972,313
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,305,083        22,035,548      2,767,047    148,930,242       24,073,001
Net transfers(1)                               (1,843,250)     (259,458,371)   (13,348,632)    44,667,837    1,593,345,660
Transfers for policy loans                         25,359           140,676        125,931         12,878           (8,242)
Adjustments to net assets allocated to
  contracts in payment period                      (4,089)         (202,785)      (181,188)         2,374          (59,262)
Contract charges                                  (51,082)         (996,325)      (122,711)       (15,614)      (5,992,587)
Contract terminations:
    Surrender benefits                         (5,487,859)      (38,825,134)   (18,232,397)      (515,452)     (39,922,340)
    Death benefits                               (512,029)       (3,222,646)    (1,844,725)            --       (2,290,224)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (6,567,867)     (280,529,037)   (30,836,675)   193,082,265    1,569,146,006
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                59,042,887       657,160,553    163,378,151             --               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $66,464,693     $ 421,999,538   $149,104,975   $208,702,302   $1,821,118,319
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         43,222,203       361,472,294    153,422,637             --               --
Contract purchase payments                      1,079,416        13,947,795      2,590,403    142,913,365       23,688,625
Net transfers(1)                                 (951,431)     (174,793,940)   (13,698,528)    43,583,589    1,646,541,101
Transfers for policy loans                         17,629            70,205        107,202         12,507          (13,497)
Contract charges                                  (35,368)         (559,285)      (114,360)       (15,059)      (5,859,979)
Contract terminations:
    Surrender benefits                         (3,682,279)      (18,974,167)   (16,241,672)      (490,414)     (38,848,199)
    Death benefits                               (366,640)       (1,710,951)    (1,838,052)            --       (2,190,223)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               39,283,530       179,451,951    124,227,630    186,003,988    1,623,317,828
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  VP DAVIS          VP GS
                                               VP CONSERV,     VP CONSERV,      NY VENTURE,     MID CAP VAL,       VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2(2)         CL 4(2)            CL 3            CL 3           CL 2(2)
 OPERATIONS
Investment income (loss) -- net               $   (575,375)  $   (8,631,376)  $    (5,959,595)   $  (111,860)  $   (4,458,274)
Net realized gain (loss) on sales of
  investments                                      237,806        6,895,691        33,452,476       (215,119)         447,967
Distributions from capital gains                        --               --                --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    4,999,406       80,730,367       (65,360,617)     2,831,843       94,899,394
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,661,837       78,994,682       (37,867,736)     2,504,864       90,889,087
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     118,278,678       14,899,237        65,308,756        383,210    1,282,267,148
Net transfers(1)                                65,621,819    1,402,459,508    (1,449,781,491)      (378,263)     371,556,132
Transfers for policy loans                           4,471          (42,351)          (15,725)       (13,681)        (219,438)
Adjustments to net assets allocated to
  contracts in payment period                      (24,789)      (2,778,537)         (348,902)        (1,693)         (97,702)
Contract charges                                   (34,305)      (4,410,305)       (3,178,387)       (12,802)        (101,570)
Contract terminations:
    Surrender benefits                          (4,114,301)     (70,538,238)      (25,254,664)      (918,006)     (10,986,861)
    Death benefits                                (299,575)      (8,638,360)       (5,206,547)      (127,645)        (313,670)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 179,431,998    1,330,950,954    (1,418,476,960)    (1,068,880)   1,642,104,039
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --               --     1,518,918,654     12,879,055               --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $184,093,835   $1,409,945,636   $    62,573,958    $14,315,039   $1,732,993,126
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --               --     1,684,962,624     11,505,750               --
Contract purchase payments                     115,700,626       14,732,602        70,650,068        345,791    1,234,514,922
Net transfers(1)                                64,827,897    1,416,847,020    (1,655,433,687)      (268,000)     360,920,021
Transfers for policy loans                           4,158          (41,145)          (17,980)       (11,870)        (212,076)
Contract charges                                   (33,551)      (4,330,874)       (3,453,674)       (10,781)         (96,982)
Contract terminations:
    Surrender benefits                          (4,004,712)     (69,244,963)      (27,691,465)      (773,677)     (10,470,444)
    Death benefits                                (289,990)      (8,434,296)       (5,782,100)      (111,473)        (292,201)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               176,204,428    1,349,528,344        63,233,786     10,675,740    1,584,363,240
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   VP MOD          VP MOD          VP MOD          VP MOD
                                                  VP MOD,           AGGR,           AGGR,         CONSERV,        CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 4(2)          CL 2(2)         CL 4(2)         CL 2(2)         CL 4(2)
 OPERATIONS
Investment income (loss) -- net               $   (63,571,414)  $ (2,438,058)  $  (37,723,573)  $ (1,462,630)  $  (19,186,173)
Net realized gain (loss) on sales of
  investments                                      23,317,661        275,747       16,278,452        204,404       10,273,872
Distributions from capital gains                           --             --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   1,192,820,220     67,979,145      875,782,997     21,991,353      265,643,577
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,152,566,467     65,816,834      854,337,876     20,733,127      256,731,276
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        118,832,595    733,351,874       81,614,864    354,928,997       32,202,254
Net transfers(1)                               10,729,013,689    196,176,339    6,427,712,067    149,190,866    3,185,976,031
Transfers for policy loans                            154,048       (151,804)        (164,046)      (109,950)          96,251
Adjustments to net assets allocated to
  contracts in payment period                      (4,289,698)         4,752         (882,708)         4,757       (2,303,716)
Contract charges                                  (38,048,690)       (71,529)     (22,839,258)       (53,694)      (9,885,283)
Contract terminations:
    Surrender benefits                           (361,840,863)    (3,169,495)    (170,650,827)    (3,864,637)    (111,030,052)
    Death benefits                                (38,548,074)      (428,971)     (12,388,631)      (733,121)     (19,766,969)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 10,405,273,007    925,711,166    6,302,401,461    499,363,218    3,075,288,516
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --             --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $11,557,839,474   $991,528,000   $7,156,739,337   $520,096,345   $3,332,019,792
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --             --               --             --               --
Contract purchase payments                        116,856,585    704,966,304       80,058,980    344,622,516       31,719,434
Net transfers(1)                               10,872,230,136    190,348,839    6,549,756,193    146,114,386    3,216,347,420
Transfers for policy loans                            144,671       (142,515)        (165,576)      (106,446)          94,526
Contract charges                                  (36,962,238)       (68,616)     (22,200,340)       (51,755)      (9,630,074)
Contract terminations:
    Surrender benefits                           (348,263,929)    (2,954,110)    (164,561,495)    (3,721,973)    (107,648,550)
    Death benefits                                (37,056,404)      (403,083)     (11,848,551)      (700,398)     (19,017,908)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               10,566,948,821    891,746,819    6,431,039,211    486,156,330    3,111,864,848
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
 (2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  WF ADV
                                                   VP PTNRS                                       WF ADV VT      VT INDEX
                                                  SM CAP VAL,        WANGER          WANGER        CORE EQ,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL 3             INTL            USA            CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                 $   (5,113,382)  $   4,962,327   $  (4,767,576)  $  (179,649)   $   338,440
Net realized gain (loss) on sales of
  investments                                       35,574,881       6,742,337      (3,736,335)      536,406     (1,446,348)
Distributions from capital gains                            --              --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       61,980,852      62,797,496      99,405,079     5,247,443      5,321,932
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         92,442,351      74,502,160      90,901,168     5,604,200      4,214,024
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          42,615,230      30,244,877      22,095,766     2,169,290        475,588
Net transfers(1)                                  (993,833,890)   (493,576,175)   (373,510,401)      849,936     (5,140,771)
Transfers for policy loans                              17,475          63,410          25,307         3,119         25,586
Adjustments to net assets allocated to
  contracts in payment period                         (337,851)          3,990         (27,352)        2,381        (10,662)
Contract charges                                    (2,353,330)     (1,435,102)     (1,095,318)      (26,590)       (32,000)
Contract terminations:
    Surrender benefits                             (26,803,661)    (39,928,258)    (37,815,524)   (2,382,140)    (4,257,095)
    Death benefits                                  (4,586,346)     (4,487,853)     (4,261,197)     (150,789)      (505,848)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (985,282,373)   (509,115,111)   (394,588,719)      465,207     (9,445,202)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,090,105,693     893,101,536     745,595,634    36,686,464     41,323,976
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  197,265,671   $ 458,488,585   $ 441,908,083   $42,755,871    $36,092,798
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             942,972,799     578,943,891     573,989,599    34,062,363     37,522,349
Contract purchase payments                          40,000,053      23,853,121      20,039,493     1,979,702        417,558
Net transfers(1)                                  (852,575,011)   (379,740,094)   (325,388,207)      737,146     (4,615,908)
Transfers for policy loans                               6,274          28,197          13,570         2,678         22,493
Contract charges                                    (1,917,581)       (964,524)       (870,006)      (24,396)       (28,383)
Contract terminations:
    Surrender benefits                             (18,560,550)    (20,123,920)    (24,215,563)   (2,142,004)    (3,742,283)
    Death benefits                                  (3,501,308)     (2,583,105)     (2,939,766)     (132,452)      (449,248)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   106,424,676     199,413,566     240,629,120    34,483,037     29,126,578
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  WF ADV VT        WF ADV       WF ADV VT
                                                                   INTL EQ,       VT OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                 CL 2           CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                 $   2,600,409   $   (47,908)  $   (783,167)
Net realized gain (loss) on sales of investments                   40,045,958    (1,092,237)    (1,038,727)
Distributions from capital gains                                   10,310,660            --             --
Net change in unrealized appreciation or depreciation of
  investments                                                     (93,468,141)   11,072,855     22,371,647
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (40,511,114)    9,932,710     20,549,753
----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                         32,648,150     1,087,682      3,397,304
Net transfers(1)                                                 (648,685,388)   (3,354,743)    (1,098,100)
Transfers for policy loans                                             22,893        16,852         13,701
Adjustments to net assets allocated to contracts in payment
  period                                                                2,057       (11,265)          (318)
Contract charges                                                   (1,480,749)      (38,574)       (56,205)
Contract terminations:
    Surrender benefits                                            (16,601,414)   (3,220,589)    (6,837,390)
    Death benefits                                                 (3,169,607)     (415,508)      (527,357)
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (637,264,058)   (5,936,145)    (5,108,365)
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   752,301,535    47,588,712     84,640,004
----------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $  74,526,363   $51,585,277   $100,081,392
----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            775,672,419    38,815,701     72,340,593
Contract purchase payments                                         36,277,981       895,567      2,718,923
Net transfers(1)                                                 (734,009,329)   (2,578,641)    (1,097,670)
Transfers for policy loans                                             16,133        12,518         11,343
Contract charges                                                   (1,538,114)      (29,667)       (44,723)
Contract terminations:
    Surrender benefits                                            (15,463,537)   (2,400,195)    (5,360,936)
    Death benefits                                                 (3,210,589)     (322,559)      (416,445)
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   57,744,964    34,392,724     68,151,085
----------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               AB VPS GLOBAL      AB VPS          AB VPS          AC VP          AC VP
                                               THEMATIC GRO,    GRO & INC,      INTL VAL,         INTL,      MID CAP VAL,
YEAR ENDED DEC. 31, 2009                            CL B           CL B            CL B           CL II          CL II
 OPERATIONS
Investment income (loss) -- net                 $  (111,610)   $  3,258,962   $    (330,619)  $    631,870   $  5,615,722
Net realized gain (loss) on sales of
  investments                                      (606,972)    (17,421,654)   (242,699,107)    (2,459,077)   (22,441,773)
Distributions from capital gains                         --              --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     5,777,996      35,443,487     444,152,316     16,870,540     63,020,683
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       5,059,414      21,280,795     201,122,590     15,043,333     46,194,632
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          985,340       2,972,730      68,004,011      1,015,452     31,224,291
Net transfers(1)                                  4,746,354     (19,956,545)   (386,003,689)    (9,026,555)   (54,126,313)
Transfers for policy loans                               46          59,124          77,934            223        (20,398)
Adjustments to net assets allocated to
  contracts in payment period                        53,096         (23,047)        (32,717)        15,941          7,249
Contract charges                                    (11,822)       (113,546)     (2,199,705)       (48,269)      (866,564)
Contract terminations:
    Surrender benefits                             (526,484)     (6,940,999)    (30,517,203)    (3,190,905)    (5,334,037)
    Death benefits                                  (92,649)       (963,351)     (5,876,984)      (341,344)    (1,155,107)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    5,153,881     (24,965,634)   (356,548,353)   (11,575,457)   (30,270,879)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,758,324     131,669,325     803,094,964     56,141,876    187,536,301
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $17,971,619    $127,984,486   $ 647,669,201   $ 59,609,752   $203,460,054
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           10,969,877     166,185,303     949,299,324     60,220,944    242,954,980
Contract purchase payments                        1,093,975       3,744,311     106,732,637        990,239     36,658,694
Net transfers(1)                                  5,340,956     (24,569,997)   (494,939,271)    (9,448,096)   (65,255,435)
Transfers for policy loans                              394          69,876          49,277          2,266        (23,959)
Contract charges                                    (13,469)       (139,235)     (2,841,346)       (48,360)    (1,064,132)
Contract terminations:
    Surrender benefits                             (603,842)     (8,377,676)    (28,054,317)    (3,087,308)    (6,929,861)
    Death benefits                                  (99,306)     (1,150,330)     (6,146,635)      (338,800)    (1,477,106)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 16,688,585     135,762,252     524,099,669     48,290,885    204,863,181
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AC VP          AC VP        CALVERT         COL VP             COL VP
                                                 ULTRA,         VAL,          VP SRI      MARSICO GRO,    MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL II          CL II          BAL            CL 1               CL 2
 OPERATIONS
Investment income (loss) -- net               $  (163,269)  $  8,631,448   $   320,555   $     (636,856)     $    677,244
Net realized gain (loss) on sales of
  investments                                  (2,848,783)   (19,470,877)   (1,818,282)     (15,767,371)      (14,807,858)
Distributions from capital gains                       --             --            --               --                --
Net change in unrealized appreciation or
  depreciation of investments                   9,632,641     43,667,336     7,185,010      356,601,733        35,247,373
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     6,620,589     32,827,907     5,687,283      340,197,506        21,116,759
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        720,607      6,117,891       744,727      218,405,347         3,000,510
Net transfers(1)                               (1,271,973)   (14,473,405)   (3,426,846)     242,957,334       (10,886,155)
Transfers for policy loans                         (8,173)        54,011        23,552          (76,420)             (838)
Adjustments to net assets allocated to
  contracts in payment period                       7,763       (143,926)       (7,233)         (29,425)          (49,831)
Contract charges                                  (25,200)      (172,480)      (27,893)      (5,946,947)          (55,336)
Contract terminations:
    Surrender benefits                         (1,143,669)   (11,559,375)   (1,442,336)     (37,839,442)       (3,064,098)
    Death benefits                               (158,628)    (2,032,581)     (278,791)      (7,891,422)         (584,529)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,879,273)   (22,209,865)   (4,414,820)     409,579,025       (11,640,277)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                21,628,589    195,490,501    26,299,083      963,953,201        69,405,070
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $26,369,905   $206,108,543   $27,571,546   $1,713,729,732      $ 78,881,552
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         31,148,264    188,664,402    33,641,067    1,298,130,787       103,623,136
Contract purchase payments                        931,345      6,707,931       879,962      268,218,501         3,692,483
Net transfers(1)                               (1,860,766)   (12,927,452)   (4,124,819)     330,178,071       (16,624,986)
Transfers for policy loans                        (11,286)        45,904        29,932          (86,524)              425
Contract charges                                  (33,904)      (166,706)      (33,160)      (7,374,951)          (73,320)
Contract terminations:
    Surrender benefits                         (1,516,388)   (11,000,983)   (1,701,743)     (47,732,937)       (4,015,015)
    Death benefits                               (209,589)    (1,944,911)     (325,388)     (10,006,182)         (783,233)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               28,447,676    169,378,185    28,365,851    1,831,326,765        85,819,490
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CS            EV VT           FID VIP         FID VIP         FID VIP
                                                 COMMODITY    FLOATING-RATE     CONTRAFUND,     GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              RETURN           INC           SERV CL 2       SERV CL 2       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                $  8,116,983    $ 26,328,373   $      236,884   $    (47,009)  $   (4,553,859)
Net realized gain (loss) on sales of
  investments                                    (3,401,625)     (7,220,656)    (352,979,373)   (14,714,291)    (108,250,721)
Distributions from capital gains                         --              --          193,105             --        4,714,168
Net change in unrealized appreciation or
  depreciation of investments                     8,523,612     198,712,069      584,421,899     51,670,655      419,401,944
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      13,238,970     217,819,786      231,872,515     36,909,355      311,311,532
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,617,445     111,928,449      106,140,699      3,086,539       92,913,877
Net transfers(1)                                 18,475,133     153,556,412     (531,127,441)   (27,411,536)    (283,420,845)
Transfers for policy loans                           (8,107)        (61,086)         (22,265)        71,271           37,346
Adjustments to net assets allocated to
  contracts in payment period                         8,002         (63,434)          39,918       (132,768)         (71,901)
Contract charges                                    (50,436)     (2,851,337)      (2,997,515)      (158,180)      (2,785,054)
Contract terminations:
    Surrender benefits                           (4,222,306)    (24,776,426)     (30,319,995)    (9,394,187)     (40,005,053)
    Death benefits                                 (502,449)     (5,532,118)      (6,294,341)    (1,564,712)      (7,287,776)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   17,317,282     232,200,460     (464,580,940)   (35,503,573)    (240,619,406)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  58,690,964     434,438,748    1,023,889,930    169,597,317      965,638,466
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 89,247,216    $884,458,994   $  791,181,505   $171,003,099   $1,036,330,592
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           78,359,789     581,542,099    1,455,856,516    209,939,118      913,299,589
Contract purchase payments                        4,532,105     118,075,823      142,228,951      3,653,759      106,280,016
Net transfers(1)                                 23,778,039     163,400,576     (703,614,876)   (32,533,342)    (275,614,062)
Transfers for policy loans                           (9,305)        (60,880)         (18,849)        85,379            6,153
Contract charges                                    (64,750)     (2,988,034)      (4,057,295)      (185,973)      (2,724,953)
Contract terminations:
    Surrender benefits                           (5,385,713)    (25,876,119)     (40,363,388)   (10,926,787)     (29,655,641)
    Death benefits                                 (657,307)     (5,815,707)      (8,335,315)    (1,850,907)      (5,908,768)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                100,552,858     828,277,758      841,695,744    168,181,247      705,682,334
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  FTVIPT
                                                FID VIP       FTVIPT FRANK     FTVIPT FRANK   MUTUAL SHARES      GS VIT
                                               OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,        SEC,       MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SERV CL 2          CL 2             CL 2            CL 2           INST
 OPERATIONS
Investment income (loss) -- net              $  1,170,655     $ 18,314,781     $  1,318,826    $  1,651,716   $  2,614,480
Net realized gain (loss) on sales of
  investments                                 (11,144,998)     (47,085,443)     (11,532,809)    (13,995,751)   (39,538,799)
Distributions from capital gains                  384,952               --        7,642,928              --             --
Net change in unrealized appreciation or
  depreciation of investments                  35,438,317       52,846,215       43,213,432      48,608,825    119,134,008
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    25,848,926       24,075,553       40,642,377      36,264,790     82,209,689
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      3,935,209        5,006,870        5,078,813       5,516,800      4,633,242
Net transfers(1)                              (18,146,050)     (24,975,597)     (24,785,989)    (21,570,462)   (51,657,316)
Transfers for policy loans                         25,682          122,912           26,890          42,154         82,328
Adjustments to net assets allocated to
  contracts in payment period                       8,343          (58,588)         (44,461)        (33,530)        (5,951)
Contract charges                                 (101,749)        (146,779)        (128,526)       (136,511)      (345,677)
Contract terminations:
    Surrender benefits                         (6,379,976)      (9,067,317)      (9,307,303)     (8,734,631)   (17,933,706)
    Death benefits                               (890,311)      (1,526,290)      (1,413,171)     (1,616,085)    (2,429,890)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (21,548,852)     (30,644,789)     (30,573,747)    (26,532,265)   (67,656,970)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               125,025,951      177,416,087      173,195,221     169,266,747    312,183,554
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $129,326,025     $170,846,851     $183,263,851    $178,999,272   $326,736,273
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        123,288,887      143,021,012      128,040,351     186,091,220    191,346,086
Contract purchase payments                      4,432,989        5,868,465        5,251,877       6,293,726      2,796,870
Net transfers(1)                              (17,658,085)     (19,832,923)     (16,940,874)    (23,123,861)   (30,390,275)
Transfers for policy loans                         27,857           90,497           14,954          40,737         49,585
Contract charges                                  (99,502)        (128,401)         (93,668)       (143,417)      (199,849)
Contract terminations:
    Surrender benefits                         (5,940,658)      (7,778,014)      (6,419,428)     (8,793,218)   (10,798,973)
    Death benefits                               (871,284)      (1,286,195)        (954,646)     (1,652,196)    (1,414,048)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              103,180,204      119,954,441      108,898,566     158,712,991    151,389,396
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     GS VIT           INVESCO       INVESCO       INVESCO        INVESCO
                                                STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP DEV,     VI DYN,     VI FIN SERV,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  INST            SER II         SER II        SER I          SER I
 OPERATIONS
Investment income (loss) -- net                   $  1,910,596     $   (552,616)  $  (264,934)  $   (47,684)   $   316,988
Net realized gain (loss) on sales of
  investments                                      (18,971,584)      (5,572,143)   (3,935,081)      (89,725)    (4,321,938)
Distributions from capital gains                            --               --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       47,711,018       23,330,361    14,524,850     2,086,156      7,376,218
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         30,650,030       17,205,602    10,324,835     1,948,747      3,371,268
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           3,936,669        1,712,109       873,334       131,490        358,052
Net transfers(1)                                   (25,762,079)      (8,453,732)   (5,093,513)     (870,546)     1,343,659
Transfers for policy loans                              45,777           10,470         9,686         3,761         10,083
Adjustments to net assets allocated to
  contracts in payment period                          (78,646)          (8,848)       (3,089)       (1,197)          (372)
Contract charges                                      (376,083)        (365,768)      (25,274)       (6,293)       (12,573)
Contract terminations:
    Surrender benefits                              (9,043,125)      (4,414,512)   (1,522,090)     (359,479)      (977,788)
    Death benefits                                  (1,625,734)        (696,294)     (323,407)      (70,748)      (110,561)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (32,903,221)     (12,216,575)   (6,084,353)   (1,173,012)       610,500
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    182,460,353       99,171,829    29,143,340     5,631,512     10,755,490
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $180,207,162     $104,160,856   $33,383,822   $ 6,407,247    $14,737,258
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             255,181,535      139,781,286    36,124,153     7,742,275     25,118,996
Contract purchase payments                           5,485,438        2,400,730     1,064,035       161,210        854,920
Net transfers(1)                                   (35,773,647)     (12,050,025)   (5,583,200)   (1,138,661)     3,687,670
Transfers for policy loans                              64,695           15,707        10,865         4,496         24,351
Contract charges                                      (506,769)        (495,405)      (28,009)       (7,504)       (28,606)
Contract terminations:
    Surrender benefits                             (12,140,042)      (5,995,182)   (1,600,041)     (439,046)    (2,176,049)
    Death benefits                                  (2,296,624)        (950,939)     (343,847)      (87,189)      (276,718)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   210,014,586      122,706,172    29,643,956     6,235,581     27,204,564
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                 INVESCO          INVESCO       INVESCO     INVESCO VANK VI    JANUS ASPEN
                                             VI GLOBAL HLTH,   VI INTL GRO,     VI TECH,       COMSTOCK,      GLOBAL TECH,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SER II          SER II         SER I           SER II           SERV
 OPERATIONS
Investment income (loss) -- net                $  (152,640)    $  3,645,453   $  (174,465)   $  24,217,366     $  (134,539)
Net realized gain (loss) on sales of
  investments                                   (1,489,256)     (14,955,850)     (540,381)    (129,968,322)     (1,114,032)
Distributions from capital gains                        --               --            --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    6,527,759      196,856,943     9,879,261      257,412,229       8,155,612
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,885,863      185,546,546     9,164,415      151,661,273       6,907,041
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         927,327       98,838,649       353,513       88,400,293         343,279
Net transfers(1)                                 1,216,565       45,595,755     4,666,749     (208,655,125)      3,623,220
Transfers for policy loans                          (7,670)          19,914         7,114           (4,914)         16,649
Adjustments to net assets allocated to
  contracts in payment period                          794           34,271           710           21,376          57,795
Contract charges                                   (17,440)      (2,762,858)      (60,057)      (2,959,949)        (14,219)
Contract terminations:
    Surrender benefits                          (1,032,948)     (17,344,547)   (1,047,745)     (23,461,825)       (970,444)
    Death benefits                                (155,924)      (3,466,091)     (221,433)      (4,807,594)       (136,989)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     930,704      120,915,093     3,698,851     (151,467,738)      2,919,291
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 17,563,978      461,509,291    15,360,075      681,107,245      11,997,932
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $23,380,545     $767,970,930   $28,223,341    $ 681,300,780     $21,824,264
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          21,603,800      537,766,644    32,200,674      890,311,612      41,021,714
Contract purchase payments                       1,038,017      107,607,053       610,358      123,646,333         951,058
Net transfers(1)                                 1,491,463       46,928,415     7,373,502     (275,116,164)      8,902,632
Transfers for policy loans                          (7,789)          20,855        11,641           (4,329)         50,689
Contract charges                                   (19,933)      (2,920,526)     (101,111)      (3,850,993)        (38,006)
Contract terminations:
    Surrender benefits                          (1,178,284)     (17,432,382)   (1,730,886)     (28,447,872)     (2,655,545)
    Death benefits                                (166,871)      (3,626,240)     (390,772)      (6,110,204)       (359,110)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                22,760,403      668,343,819    37,973,406      700,428,383      47,873,432
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 JANUS ASPEN     JANUS ASPEN         MFS            MFS            MFS
                                                   JANUS,         OVERSEAS,    INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV            SERV           SERV CL        SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (5,935,019)  $   (582,777)   $   (313,065)   $  (361,694)  $  8,193,950
Net realized gain (loss) on sales of
  investments                                     (14,824,138)    (2,863,226)     (2,237,799)    (3,539,235)   (14,271,228)
Distributions from capital gains                           --      3,684,756              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     366,845,252     71,467,925      25,721,007     24,075,207     64,272,529
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       346,086,095     71,706,678      23,170,143     20,174,278     58,195,251
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        196,595,671      1,967,193       2,505,556        776,346      6,064,675
Net transfers(1)                                  178,714,104     (7,896,575)      7,068,142     (1,899,757)   (26,424,009)
Transfers for policy loans                            (60,390)        32,502          31,583         21,604        (39,871)
Adjustments to net assets allocated to
  contracts in payment period                           5,014        (88,708)         30,059         (4,362)       (68,956)
Contract charges                                   (5,401,166)       (84,656)        (59,315)       (39,955)      (173,996)
Contract terminations:
    Surrender benefits                            (28,551,067)    (7,580,842)     (4,214,452)    (2,600,108)   (11,266,280)
    Death benefits                                 (6,105,534)      (825,531)       (597,352)      (366,061)    (2,067,554)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    335,196,632    (14,476,617)      4,764,221     (4,112,293)   (33,975,991)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   773,445,434    103,230,964      60,177,703     36,302,724    212,724,142
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,454,728,161   $160,461,025    $ 88,112,067    $52,364,709   $236,943,402
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,226,178,470    126,354,829     119,102,705     59,530,900    163,176,639
Contract purchase payments                        277,372,407      1,774,307       3,564,389      1,054,385      4,948,632
Net transfers(1)                                  263,736,061    (10,087,576)     10,523,749     (3,489,206)   (19,250,030)
Transfers for policy loans                            (80,070)        37,772          59,164         36,789        (26,166)
Contract charges                                   (7,581,864)       (74,989)       (101,564)       (53,549)      (125,895)
Contract terminations:
    Surrender benefits                            (39,550,723)    (6,507,426)     (6,827,256)    (3,389,355)    (7,594,238)
    Death benefits                                 (8,593,547)      (716,052)     (1,016,257)      (473,343)    (1,500,577)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,711,480,734    110,780,865     125,304,930     53,216,621    139,628,365
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                MS UIF           MS UIF         NB AMT      OPPEN GLOBAL      OPPEN GLOBAL
                                           GLOBAL REAL EST,   MID CAP GRO,       INTL,         SEC VA,     STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL II            CL II          CL S           SERV              SRV
 OPERATIONS
Investment income (loss) -- net              $  (2,226,572)    $  (326,427)  $  7,091,774   $    939,588     $  (15,844,599)
Net realized gain (loss) on sales of
  investments                                  (48,786,084)     (5,478,921)   (15,014,693)    (8,128,859)       (25,142,736)
Distributions from capital gains                        --              --             --      1,911,246          1,678,820
Net change in unrealized appreciation or
  depreciation of investments                  135,827,610      21,516,169     84,857,173     33,275,208        409,458,541
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     84,814,954      15,710,821     76,934,254     27,997,183        370,150,026
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      38,133,834       1,518,824     45,215,574      3,464,049        279,415,438
Net transfers(1)                               (89,502,242)      2,784,545    (21,702,697)    (8,361,153)         4,385,281
Transfers for policy loans                           3,311         (13,460)       (12,969)       (23,149)           (87,100)
Adjustments to net assets allocated to
  contracts in payment period                      (26,215)         29,480         (2,147)        41,166           (352,780)
Contract charges                                (1,088,617)        (28,565)    (1,286,407)       (74,641)        (7,485,305)
Contract terminations:
    Surrender benefits                          (7,394,245)     (1,700,521)    (6,575,925)    (4,512,683)       (98,091,702)
    Death benefits                              (1,422,698)       (303,570)    (1,486,159)      (941,929)       (17,745,503)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (61,296,872)      2,286,733     14,149,270    (10,408,340)       160,038,329
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                241,003,832      29,119,527    218,421,584     84,226,825      2,075,960,187
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 264,521,914     $47,117,081   $309,505,108   $101,815,668     $2,606,148,542
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         382,715,240      44,919,664    358,115,808     93,205,980      2,013,494,974
Contract purchase payments                      56,982,252       1,793,414     64,594,356      3,724,004        263,869,090
Net transfers(1)                              (125,439,763)      2,386,886    (29,705,511)    (9,114,970)         3,026,213
Transfers for policy loans                           9,984         (13,941)       (15,745)       (15,877)           (81,761)
Contract charges                                (1,618,018)        (35,706)    (1,879,693)       (75,988)        (6,940,735)
Contract terminations:
    Surrender benefits                         (10,885,602)     (2,121,818)    (9,790,393)    (4,437,523)       (88,670,241)
    Death benefits                              (2,173,879)       (395,429)    (2,208,466)      (977,113)       (16,313,095)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               299,590,214      46,533,070    379,110,356     82,308,513      2,168,384,445
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                             OPPEN MAIN ST        PIMCO             PUT VT           PUT VT         DISC
                                            SM MID CAP VA,   VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV          ADVISOR CL           CL IB            CL IB          AGGR
 OPERATIONS
Investment income (loss) -- net               $  (161,775)   $   64,770,819      $ 2,676,827      $  (291,880)   $  (118,653)
Net realized gain (loss) on sales of
  investments                                  (6,300,307)      (48,899,357)        (478,407)      (4,372,849)         9,181
Distributions from capital gains                       --                --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  26,119,350       186,231,108        3,326,109       11,638,232      3,541,173
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    19,657,268       202,102,570        5,524,529        6,973,503      3,431,701
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      2,480,270       182,656,126          447,886          593,132      1,277,682
Net transfers(1)                               (6,749,153)     (172,168,472)      (3,236,550)      (6,346,826)     7,374,049
Transfers for policy loans                         22,394          (122,776)          15,006           17,397          5,531
Adjustments to net assets allocated to
  contracts in payment period                     (15,440)          102,936           (6,585)          (2,592)        97,566
Contract charges                                  (53,276)       (4,992,541)         (26,145)         (29,376)       (11,832)
Contract terminations:
    Surrender benefits                         (3,102,442)      (32,295,549)      (1,551,571)      (2,034,844)      (451,051)
    Death benefits                               (484,434)       (7,588,359)        (167,492)        (288,030)            --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (7,902,081)      (34,408,635)      (4,525,451)      (8,091,139)     8,291,945
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                61,768,053     1,032,082,114       25,091,627       37,136,955      8,340,805
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $73,523,240    $1,199,776,049      $26,090,705      $36,019,319    $20,064,451
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         76,585,330     1,091,785,066       27,807,296       37,946,874     11,766,349
Contract purchase payments                      3,143,605       179,579,273          465,345          594,496      1,694,750
Net transfers(1)                               (7,958,487)     (172,489,339)      (3,346,971)      (6,418,134)    10,041,638
Transfers for policy loans                         31,188          (114,380)          15,540           17,846          7,195
Contract charges                                  (61,081)       (4,917,370)         (27,213)         (29,308)       (15,427)
Contract terminations:
    Surrender benefits                         (3,406,621)      (31,789,893)      (1,586,653)      (2,021,287)      (580,614)
    Death benefits                               (557,048)       (7,545,003)        (174,490)        (292,843)            --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               67,776,886     1,054,508,354       23,152,854       29,797,644     22,913,891
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                    DISC           DISC           DISC           DISC          COL VP
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,       BAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (275,208)   $  (501,654)   $  (328,141)   $  (313,165)  $ (2,476,443)
Net realized gain (loss) on sales of
  investments                                        280,321       (891,754)      (353,096)       (74,984)   (22,286,944)
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      4,873,371     12,661,873      9,250,822      6,965,312     80,267,710
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        4,878,484     11,268,465      8,569,585      6,577,163     55,504,323
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,648,730      6,280,973      3,003,388      3,060,903      4,425,409
Net transfers(1)                                  14,149,239     33,850,556     14,897,998     23,043,759     38,598,572
Transfers for policy loans                             1,887        (72,056)        24,155         (6,326)       161,614
Adjustments to net assets allocated to
  contracts in payment period                         97,460        (26,476)       329,293           (818)      (678,459)
Contract charges                                     (21,462)       (46,451)       (30,608)       (22,762)      (245,710)
Contract terminations:
    Surrender benefits                            (3,305,645)    (3,742,953)    (1,623,616)    (1,760,464)   (23,786,790)
    Death benefits                                  (280,018)      (579,914)        (1,146)       (82,003)    (4,283,391)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    14,290,191     35,663,679     16,599,464     24,232,289     14,191,245
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   21,357,801     37,774,059     24,460,533     20,077,570    194,345,298
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $40,526,476    $84,706,203    $49,629,582    $50,887,022   $264,040,866
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            25,426,346     49,366,147     33,063,290     25,257,929    189,680,215
Contract purchase payments                         4,022,471      7,745,946      3,847,358      3,597,553      4,384,134
Net transfers(1)                                  16,118,249     41,233,188     20,119,570     27,698,214     52,019,449
Transfers for policy loans                             2,525        (88,205)        30,461         (7,908)       122,053
Contract charges                                     (23,987)       (57,143)       (39,247)       (26,753)      (234,261)
Contract terminations:
    Surrender benefits                            (3,758,213)    (4,565,238)    (2,022,705)    (2,081,766)   (20,280,031)
    Death benefits                                  (300,984)      (739,687)        (1,323)       (97,496)    (4,099,247)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  41,486,407     92,895,008     54,997,404     54,339,773    221,592,312
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP           COL VP           COL VP          COL VP          COL VP
                                                CASH MGMT,        DIV BOND,       DIV EQ INC,       DYN EQ,      GLOBAL BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3             CL 3             CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net               $   (8,203,776)  $  122,524,341   $  (20,498,525)  $ (4,081,507)  $   11,319,841
Net realized gain (loss) on sales of
  investments                                        160,083       (9,698,518)     (76,257,543)   (64,947,390)      (2,317,714)
Distributions from capital gains                          --               --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                        863,327      347,434,702      689,203,430    153,856,250      115,381,226
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (7,180,366)     460,260,525      592,447,362     84,827,353      124,383,353
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       111,309,005      534,815,810      268,448,843     10,366,692      176,249,965
Net transfers(1)                                (585,789,438)      91,396,565      105,137,049    (44,031,005)     (17,016,350)
Transfers for policy loans                           126,432          (19,836)         341,739      1,064,518          (14,902)
Adjustments to net assets allocated to
  contracts in payment period                       (381,892)        (939,678)         (17,368)      (926,944)        (396,021)
Contract charges                                    (685,096)     (14,239,960)      (7,595,119)      (974,361)      (4,804,027)
Contract terminations:
    Surrender benefits                          (171,471,117)    (172,084,203)    (100,624,477)   (41,286,507)     (57,605,911)
    Death benefits                               (16,337,378)     (36,430,179)     (16,696,537)    (4,793,771)     (11,474,401)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (663,229,484)     402,498,519      248,994,130    (80,581,378)      84,938,353
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,315,148,095    3,295,541,164    1,884,808,320    447,980,819    1,219,671,776
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $  644,738,245   $4,158,300,208   $2,726,249,812   $452,226,794   $1,428,993,482
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,121,064,760    2,911,692,108    2,062,785,467    685,480,996      950,254,996
Contract purchase payments                       102,188,492      488,736,740      351,804,290     15,592,874      151,307,717
Net transfers(1)                                (508,068,806)      47,459,400      144,288,091    (72,271,312)     (22,522,635)
Transfers for policy loans                            73,217          (40,839)         287,067      1,534,351          (18,817)
Contract charges                                    (585,059)     (12,341,133)      (8,971,881)    (1,502,258)      (3,847,201)
Contract terminations:
    Surrender benefits                          (146,217,563)    (134,265,003)     (94,456,321)   (55,051,454)     (39,832,521)
    Death benefits                               (14,026,899)     (29,818,009)     (17,011,042)    (7,164,735)      (8,499,488)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 554,428,142    3,271,423,264    2,438,725,671    566,618,462    1,026,842,051
------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP                                             COL VP          COL VP
                                             GLOBAL INFLATION       COL VP           COL VP          MID CAP        MID CAP
                                                 PROT SEC,      HI YIELD BOND,      INC OPP,        GRO OPP,        VAL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3              CL 3             CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net               $   92,468,706     $ 44,414,766    $   38,081,740   $ (1,003,663)  $  (1,960,228)
Net realized gain (loss) on sales of
  investments                                       (507,521)     (10,591,362)       (4,874,738)    (5,036,427)    (64,133,732)
Distributions from capital gains                      51,598               --                --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    (19,359,768)     163,884,654       289,109,296     52,849,944     133,998,190
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       72,653,015      197,708,058       322,316,298     46,809,854      67,904,230
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       193,823,411       11,581,660       180,961,005      3,489,270      24,105,329
Net transfers(1)                                 847,698,096       (6,607,633)      529,372,071     11,368,054     (89,329,966)
Transfers for policy loans                           (36,371)          69,739           (65,936)       143,783           3,025
Adjustments to net assets allocated to
  contracts in payment period                       (178,250)        (336,873)          (64,478)       (71,305)        (14,037)
Contract charges                                  (5,122,580)        (323,535)       (4,758,862)      (122,117)       (709,168)
Contract terminations:
    Surrender benefits                           (42,222,133)     (39,757,216)      (32,310,069)   (10,412,358)     (7,355,476)
    Death benefits                                (8,569,293)      (7,041,964)       (7,025,166)    (1,141,397)     (1,549,854)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   985,392,880      (42,415,822)      666,108,565      3,253,930     (74,850,147)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  727,423,402      382,399,154       575,937,497     78,655,128     227,281,619
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,785,469,297     $537,691,390    $1,564,362,360   $128,718,912   $ 220,335,702
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           658,300,417      373,276,720       643,014,466    114,373,202     315,807,987
Contract purchase payments                       171,729,059        9,922,731       165,997,714      3,907,246      34,543,046
Net transfers(1)                                 749,263,374          294,262       470,367,351     10,219,597    (120,351,036)
Transfers for policy loans                           (31,663)          53,153           (55,406)       177,587           4,123
Contract charges                                  (4,505,352)        (253,972)       (4,285,341)      (141,800)       (954,714)
Contract terminations:
    Surrender benefits                           (37,000,549)     (29,900,721)      (28,252,815)   (12,535,428)     (8,952,766)
    Death benefits                                (7,551,823)      (5,391,841)       (6,298,180)    (1,253,392)     (1,920,220)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,530,203,463      348,000,332     1,240,487,789    114,747,012     218,176,420
------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP           COL VP          COL VP      COL VP SELECT   COL VP SELECT
                                                S&P 500,     SHORT DURATION,    LG CAP GRO,    LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3             CL 3            CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net               $ (1,173,407)    $  7,939,939    $ (1,198,578)   $   (89,110)    $  (437,572)
Net realized gain (loss) on sales of
  investments                                   (6,551,127)      (1,740,945)    (21,611,834)    (1,257,218)     (8,275,155)
Distributions from capital gains                        --               --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                   38,794,603        9,874,729      65,311,646      3,727,958      25,589,634
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     31,070,069       16,073,723      42,501,234      2,381,630      16,876,907
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       4,596,308       19,730,459       3,564,331        507,432       1,423,261
Net transfers(1)                                (7,822,475)     (28,023,624)    (22,322,492)     2,067,361      (6,625,317)
Transfers for policy loans                          60,596           83,520         152,928          3,215          30,831
Adjustments to net assets allocated to
  contracts in payment period                      (76,014)         (78,935)        (46,491)        (1,401)        (44,034)
Contract charges                                  (115,835)        (246,445)       (177,091)        (9,772)        (50,336)
Contract terminations:
    Surrender benefits                          (8,336,902)     (26,975,888)     (8,258,876)      (634,568)     (3,600,435)
    Death benefits                              (1,300,040)      (6,603,441)     (1,347,845)      (187,841)       (409,376)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (12,994,362)     (42,114,354)    (28,435,536)     1,744,426      (9,275,406)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                133,680,443      371,939,267     141,101,956      8,932,103      51,441,386
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $151,756,150     $345,898,636    $155,167,654    $13,058,159     $59,042,887
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         200,311,464      306,947,929     326,510,210     11,453,724      51,553,089
Contract purchase payments                       6,313,633       18,063,103       7,045,275        635,452       1,502,844
Net transfers(1)                               (11,215,349)     (22,360,068)    (50,732,792)     2,351,549      (6,212,974)
Transfers for policy loans                          89,059           63,422         344,761          3,862          30,943
Contract charges                                  (166,958)        (199,480)       (361,596)       (11,992)        (46,973)
Contract terminations:
    Surrender benefits                         (11,534,448)     (21,858,805)    (16,484,485)      (753,533)     (3,238,713)
    Death benefits                              (1,878,936)      (5,307,373)     (2,809,305)      (232,157)       (366,013)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               181,918,465      275,348,728     263,512,068     13,446,905      43,222,203
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP          COL VP         VP DAVIS          VP GS         VP PTNRS
                                             EMER MKTS OPP,     INTL OPP,      NY VENTURE,    MID CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3            CL 3            CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net               $  (3,359,555)  $    778,289   $   (9,602,379)   $   (98,184)  $   (8,045,658)
Net realized gain (loss) on sales of
  investments                                   (81,651,677)   (10,172,733)     (14,830,928)    (1,584,932)     (21,445,555)
Distributions from capital gains                         --             --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   405,264,252     43,374,939      365,129,530      5,098,851      315,695,353
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     320,253,020     33,980,495      340,696,223      3,415,735      286,204,140
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       65,761,712      3,874,703      193,811,413        413,786      141,097,176
Net transfers(1)                               (210,383,860)   (10,566,665)     387,884,579     (1,378,025)     (52,221,515)
Transfers for policy loans                          139,408        162,858          (57,059)         4,915            9,993
Adjustments to net assets allocated to
  contracts in payment period                       258,893        106,358         (167,583)        (1,367)        (140,262)
Contract charges                                 (2,052,532)      (141,633)      (5,252,706)       (12,841)      (4,130,032)
Contract terminations:
    Surrender benefits                          (31,908,000)   (18,858,255)     (27,276,922)      (614,869)     (26,888,122)
    Death benefits                               (3,536,131)    (1,764,975)      (5,579,903)      (109,630)      (5,409,223)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (181,720,510)   (27,187,609)     543,361,819     (1,698,031)      52,318,015
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 518,628,043    156,585,265      634,860,612     11,161,351      751,583,538
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 657,160,553   $163,378,151   $1,518,918,654    $12,879,055   $1,090,105,693
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          506,028,130    184,146,213      917,373,476     13,412,863      856,113,697
Contract purchase payments                       61,956,469      4,452,625      254,298,809        463,931      178,338,447
Net transfers(1)                               (180,497,217)   (13,821,962)     563,251,468     (1,546,125)     (56,014,627)
Transfers for policy loans                          101,166        177,541          (69,745)         5,412             (588)
Contract charges                                 (1,725,283)      (158,431)      (6,876,184)       (14,372)      (4,624,791)
Contract terminations:
    Surrender benefits                          (21,711,111)   (19,338,655)     (35,608,041)      (690,992)     (25,260,483)
    Death benefits                               (2,679,860)    (2,034,694)      (7,407,159)      (124,967)      (5,578,856)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                361,472,294    153,422,637    1,684,962,624     11,505,750      942,972,799
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                WF ADV
                                                                                WF ADV VT      VT INDEX       WF ADV VT
                                                    WANGER         WANGER        CORE EQ,    ASSET ALLOC,     INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 INTL            USA           CL 2           CL2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $ 19,144,839   $ (5,504,013)  $    72,952   $    473,361   $ (1,795,392)
Net realized gain (loss) on sales of
  investments                                     (21,025,205)   (26,896,105)     (784,664)    (4,682,373)     4,093,136
Distributions from capital gains                           --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     276,679,585    255,617,339     8,956,333      9,125,744    127,731,038
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 274,799,219    223,217,221     8,244,621      4,916,732    130,028,782
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         72,372,025     56,565,889     2,293,434        626,419     67,703,389
Net transfers(1)                                   34,461,137    (51,552,364)    6,506,963     (8,523,514)   533,788,776
Transfers for policy loans                             23,027         54,005        (1,987)         7,346            488
Adjustments to net assets allocated to
  contracts in payment period                          10,030       (156,771)       71,606         (8,813)       109,568
Contract charges                                   (2,116,439)    (1,695,123)      (19,657)       (36,115)    (1,658,931)
Contract terminations:
    Surrender benefits                            (28,516,988)   (27,017,021)   (1,045,949)    (2,990,837)   (12,051,111)
    Death benefits                                 (4,014,030)    (4,095,804)     (390,400)      (609,771)    (1,949,339)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     72,218,762    (27,897,189)    7,414,010    (11,535,285)   585,942,840
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   546,083,555    550,275,602    21,027,833     47,942,529     36,329,913
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $893,101,536   $745,595,634   $36,686,464   $ 41,323,976   $752,301,535
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            486,121,150    572,582,227    26,240,985     49,869,060     36,965,891
Contract purchase payments                         74,568,276     71,497,300     2,491,225        656,607     81,505,259
Net transfers(1)                                   42,293,517    (40,870,469)    6,937,462     (9,224,322)   673,475,027
Transfers for policy loans                             12,421         45,414        (1,694)         6,475         (3,462)
Contract charges                                   (1,885,022)    (1,871,502)      (21,937)       (38,318)    (1,874,171)
Contract terminations:
    Surrender benefits                            (19,082,502)   (23,544,045)   (1,147,721)    (3,076,115)   (12,314,599)
    Death benefits                                 (3,083,949)    (3,849,326)     (435,957)      (671,038)    (2,081,526)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  578,943,891    573,989,599    34,062,363     37,522,349    775,672,419
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         WF ADV VT     WF ADV VT
                                                                            OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                        CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $  (360,099)  $  (571,333)
Net realized gain (loss) on sales of investments                         (5,275,363)   (5,412,622)
Distributions from capital gains                                                 --            --
Net change in unrealized appreciation or depreciation of investments     21,395,093    32,780,362
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          15,759,631    26,796,407
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                1,471,978     3,182,460
Net transfers(1)                                                         (5,285,110)    7,750,193
Transfers for policy loans                                                   15,174        (2,583)
Adjustments to net assets allocated to contracts in payment period           (1,723)       34,230
Contract charges                                                            (38,689)      (45,747)
Contract terminations:
    Surrender benefits                                                   (2,264,374)   (3,115,446)
    Death benefits                                                         (347,323)     (627,875)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (6,450,067)    7,175,232
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          38,279,148    50,668,365
-------------------------------------------------------------------------------------------------
Net assets at end of year                                               $47,588,712   $84,640,004
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   45,513,898    65,402,599
Contract purchase payments                                                1,601,807     3,408,574
Net transfers(1)                                                         (5,659,705)    7,559,651
Transfers for policy loans                                                   15,613        (3,746)
Contract charges                                                            (39,188)      (49,793)
Contract terminations:
    Surrender benefits                                                   (2,259,191)   (3,323,571)
    Death benefits                                                         (357,533)     (653,121)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         38,815,701    72,340,593
-------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Global Thematic Gro, Cl
B                               AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl II               American Century VP International, Class II
AC VP Mid Cap Val, Cl II        American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II              American Century VP Ultra(R), Class II
AC VP Val, Cl II                American Century VP Value, Class II
Calvert VP SRI Bal              Calvert Variable Series, Inc. VP SRI Balanced Portfolio
                                  (previously Calvert Variable Series, Inc. VP SRI Social
                                  Balanced Portfolio)
Col VP Marsico Gro, Cl 1        Columbia Variable Portfolio - Marsico Growth Fund, Class 1
                                  (previously Columbia Marsico Growth Fund, Variable Series,
                                  Class A)
Col VP Marsico Intl Opp, Cl 2   Columbia Variable Portfolio - Marsico International Opportunities
                                  Fund, Class 2
                                  (previously Columbia Marsico International Opportunities Fund,
                                  Variable Series, Class B)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2    Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser II     Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Cap Dev, Ser II      Invesco V.I. Capital Development Fund, Series II Shares
Invesco VI Dyn, Ser I           Invesco V.I. Dynamics Fund, Series I Shares(1)
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares(2)
Invesco VI Global Hlth, Ser II  Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
II                                (previously Van Kampen Life Investment Trust Comstock
                                  Portfolio, Class II Shares)
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Global Real Estate Portfolio,
                                  Class II Shares)
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class
                                  II Shares)
NB AMT Intl, Cl S               Neuberger Berman Advisers Management Trust International
                                  Portfolio (Class S)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
                                  (previously Oppenheimer Main Street Small Cap Fund/VA, Service
                                  Shares)
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  51

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(3)
Disc Asset Alloc, Aggr          Disciplined Asset Allocation Portfolios - Aggressive(4)
Disc Asset Alloc, Conserv       Disciplined Asset Allocation Portfolios - Conservative(5)
Disc Asset Alloc, Mod           Disciplined Asset Allocation Portfolios - Moderate(6)
Disc Asset Alloc, Mod Aggr      Disciplined Asset Allocation Portfolios - Moderately
                                  Aggressive(7)
Disc Asset Alloc, Mod Conserv   Disciplined Asset Allocation Portfolios - Moderately
                                  Conservative(8)
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Balanced
                                  Fund (Class 3))
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Cash
                                  Management Fund (Class 3))
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Bond Fund (Class 3))
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Equity Income Fund (Class 3))
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Dynamic
                                  Equity Fund (Class 3))
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Global Bond
                                  Fund (Class 3))
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Global
                                  Inflation Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - High Yield
                                  Bond Fund (Class 3))
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Income
                                  Opportunities Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Growth Fund (Class 3))
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Value Fund (Class 3))
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - S&P 500
                                  Index Fund (Class 3))
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Short
                                  Duration U.S. Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Growth Fund
                                  (Class 3))
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
                                  (previously RVST Seligman Variable Portfolio - Larger-Cap
                                  Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund
                                  (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Smaller-Cap
                                  Value Fund (Class 3))
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable Portfolio - Emerging
                                  Markets Fund (Class 3))
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable
                                  Portfolio - International Opportunity Fund (Class 3))
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(4)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(5)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(6)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(7)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(8)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Core Eq, Cl 2         Wells Fargo Advantage VT Core Equity Fund - Class 2
                                  (previously Evergreen VA Fundamental Large Cap Fund - Class 2)
WF Adv VT Index Asset Alloc,
Cl 2                            Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(9)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
-------------------------------------------------------------------------------------------------



(1) Invesco V.I. Dynamics Fund, Series I Shares is scheduled to be merged into Invesco V.I. Capital Development Fund, Series I Shares on April 29, 2011.


--------------------------------------------------------------------------------
52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

(2) Invesco V.I. Financial Services Fund, Series I Shares is scheduled to be merged into Invesco V.I. Dividend Growth Fund, Series I Shares on April 29, 2011.
(3) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.
(4) Disciplined Asset Allocation Portfolios - Aggressive is scheduled to be merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.
(5) Disciplined Asset Allocation Portfolios - Conservative is scheduled to be merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.
(6) Disciplined Asset Allocation Portfolios - Moderate is scheduled to be merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.
(7) Disciplined Asset Allocation Portfolios - Moderately Aggressive is scheduled to be merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.
(8) Disciplined Asset Allocation Portfolios - Moderately Conservative is scheduled to be merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.
(9) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events

--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  53
or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
There is no charge if you surrender all or part of you contract during the accumulation phase.

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
---------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Ameriprise Financial
---------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
                                                                 (previously RiverSource Service Corporation)
---------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
                                                                 (previously RiverSource Distributors, Inc.)
---------------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.


--------------------------------------------------------------------------------
54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:

                                                       ----

DIVISION                              PURCHASES
-----------------------------------------------------------
AB VPS Global Thematic Gro, Cl
B                                     $     3,531,373
AB VPS Gro & Inc, Cl B                      1,700,345
AB VPS Intl Val, Cl B                      25,484,770
AC VP Intl, Cl II                           3,134,555
AC VP Mid Cap Val, Cl II                   14,368,798
AC VP Ultra, Cl II                          4,163,874
AC VP Val, Cl II                           13,897,637
Calvert VP SRI Bal                          1,349,910
Col VP Marsico Gro, Cl 1                   61,842,966
Col VP Marsico Intl Opp, Cl 2               4,606,709
CS Commodity Return                        18,905,314
EV VT Floating-Rate Inc                   111,799,978
Fid VIP Contrafund, Serv Cl 2              29,810,321
Fid VIP Gro & Inc, Serv Cl 2                1,717,955
Fid VIP Mid Cap, Serv Cl 2                 24,354,785
Fid VIP Overseas, Serv Cl 2                 5,503,148
FTVIPT Frank Global Real Est,
Cl 2                                        7,735,837
FTVIPT Frank Sm Cap Val, Cl 2               5,432,986
FTVIPT Mutual Shares Sec, Cl 2              9,503,137
GS VIT Mid Cap Val, Inst                    2,847,566
GS VIT Structd U.S. Eq, Inst                5,886,853
Invesco VI Cap Appr, Ser II                 3,885,183
Invesco VI Cap Dev, Ser II                    921,367
Invesco VI Dyn, Ser I                         203,749
Invesco VI Fin Serv, Ser I                  2,648,548
Invesco VI Global Hlth, Ser II              4,452,359
Invesco VI Intl Gro, Ser II                33,097,195
Invesco VI Tech, Ser I                      4,557,464
Invesco VanK VI Comstock, Ser
II                                         20,675,937
Janus Aspen Global Tech, Serv               2,952,043
Janus Aspen Janus, Serv                    60,265,142
Janus Aspen Overseas, Serv                  6,266,913
MFS Inv Gro Stock, Serv Cl                  5,420,477
MFS New Dis, Serv Cl                        3,334,241
MFS Utilities, Serv Cl                     14,312,610
MS UIF Global Real Est, Cl II              28,572,148
MS UIF Mid Cap Gro, Cl II                   8,845,932
NB AMT Intl, Cl S                          17,268,494
Oppen Global Sec VA, Serv                   9,471,864
Oppen Global Strategic Inc VA,
Srv                                       309,400,315
Oppen Main St Sm Mid Cap VA,
Serv                                        3,448,021
PIMCO VIT All Asset, Advisor Cl           118,963,545
Put VT Global Hlth Care, Cl IB              1,076,725
Put VT Intl Eq, Cl IB                       1,552,214
Put VT Multi-Cap Gro, Cl IB                31,361,017
Disc Asset Alloc, Aggr                     24,589,792
Disc Asset Alloc, Conserv                  71,398,291
Disc Asset Alloc, Mod                     124,826,686
Disc Asset Alloc, Mod Aggr                 65,260,513
Disc Asset Alloc, Mod Conserv              70,876,099
Col VP Bal, Cl 3                          289,185,646
Col VP Cash Mgmt, Cl 3                    635,687,828
Col VP Div Bond, Cl 3                   4,369,600,000
Col VP Div Eq Inc, Cl 3                 3,002,714,224
Col VP Dyn Eq, Cl 3                       588,694,219
Col VP Global Bond, Cl 3                1,550,629,099
Col VP Global Inflation Prot
Sec, Cl 3                               2,007,392,159
Col VP Hi Yield Bond, Cl 3                560,077,781
Col VP Inc Opp, Cl 3                    1,523,758,331
Col VP Mid Cap Gro Opp, Cl 3              128,298,466
Col VP Mid Cap Val Opp, Cl 3              275,156,801
Col VP S&P 500, Cl 3                      158,089,722
Col VP Short Duration, Cl 3               390,970,517
Col VP Lg Cap Gro, Cl 3                   194,482,817
Col VP Select Lg Cap Val, Cl 3             28,221,736
Col VP Select Sm Cap Val, Cl 3             76,464,925
Col VP Emer Mkts Opp, Cl 3                613,245,961
Col VP Intl Opp, Cl 3                     162,789,244
VP Aggr, Cl 2                             194,750,080
VP Aggr, Cl 4                           1,686,554,486
VP Conserv, Cl 2                          188,692,967
VP Conserv, Cl 4                        1,501,209,748
VP Davis NY Venture, Cl 3               1,547,898,485
VP GS Mid Cap Val, Cl 3                    16,089,523
VP Mod, Cl 2                            1,647,114,299
VP Mod, Cl 4                           10,818,836,290
VP Mod Aggr, Cl 2                         925,940,674
VP Mod Aggr, Cl 4                       6,649,629,229
VP Mod Conserv, Cl 2                      504,047,009
VP Mod Conserv, Cl 4                    3,262,009,893
VP Ptnrs Sm Cap Val, Cl 3               1,161,429,467
Wanger Intl                                34,576,262
Wanger USA                                 13,516,548
WF Adv VT Core Eq, Cl 2                     8,337,637
WF Adv VT Index Asset Alloc, Cl
2                                           1,367,270
WF Adv VT Intl Eq, Cl 2                    54,915,985
WF Adv VT Opp, Cl 2                         3,087,193
WF Adv VT Sm Cap Gro, Cl 2                 12,132,499
===========================================================





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  55

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2010:

                                                   AB VPS
                                                   GLOBAL
                                                  THEMATIC       AB VPS        AB VPS         AC VP         AC VP
                                                    GRO,       GRO & INC,     INTL VAL,       INTL,     MID CAP VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL II         CL II
                                                --------------------------------------------------------------------
0.55%                                               $1.28         $1.08         $1.72         $1.39         $1.04
0.75%                                                1.26          1.06          1.69          1.37          1.03
0.85%                                                1.28          0.96          0.83            --          1.27
0.95%                                                1.25          1.04          1.66          1.34          1.02
1.00%                                                1.25          1.13          1.72          1.55          1.02
1.05%                                                1.26          0.95          0.82            --          1.26
1.10%                                                1.26          0.95          0.82            --          1.26
1.20%                                                1.24          1.11          1.69          1.52          1.01
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.25          0.94          0.81            --          1.25
1.30%                                                1.25          0.94          0.81            --          1.25
1.35%                                                  --            --            --            --            --
1.40%                                                  --            --            --            --            --
1.45%                                                1.24          0.93          0.81            --          1.24
1.55%                                                  --            --            --            --            --
1.60%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.75%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                                                                           COL VP
                                                    AC VP         AC VP        CALVERT       COL VP     MARSICO INTL
                                                   ULTRA,         VAL,         VP SRI        MARSICO        OPP,
SUBACCOUNT                                          CL II         CL II          BAL        GRO, CL 1       CL 2
                                                --------------------------------------------------------------------
0.55%                                               $1.07         $1.47         $1.10         $1.10         $1.01
0.75%                                                1.06          1.45          1.07          1.09          1.00
0.85%                                                1.10          1.05            --          1.16          1.13
0.95%                                                1.05          1.42          1.05          1.08          0.99
1.00%                                                1.05          1.41          1.20          1.07          0.99
1.05%                                                1.09          1.05            --          1.15          1.12
1.10%                                                1.09          1.04            --          1.15          1.11
1.20%                                                1.03          1.38          1.17          1.06          0.98
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.09          1.04            --          1.14          1.11
1.30%                                                1.08          1.03            --          1.14          1.10
1.35%                                                  --          1.16            --            --          1.22
1.40%                                                  --          1.16            --            --          1.22
1.45%                                                1.08          1.03            --          1.13          1.10
1.55%                                                  --          1.16            --            --          1.22
1.60%                                                  --          1.16            --            --          1.22
1.65%                                                  --          1.16            --            --          1.22
1.70%                                                  --          1.16            --            --          1.22
1.75%                                                  --          1.16            --            --          1.22
1.80%                                                  --          1.16            --            --          1.22
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.55%                                               $1.03         $1.18         $1.08         $1.18         $2.55
0.75%                                                1.02          1.17          1.07          1.16          2.50
0.85%                                                1.07          1.16          1.13            --          1.32
0.95%                                                1.01          1.15          1.06          1.14          2.46
1.00%                                                1.01          1.15          1.05          1.18          2.37
1.05%                                                1.06          1.15          1.12            --          1.31
1.10%                                                1.05          1.14          1.12            --          1.31
1.20%                                                1.00          1.14          1.05          1.16          2.33
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.05          1.14          1.11            --          1.30
1.30%                                                1.04          1.13          1.11            --          1.29
1.35%                                                  --            --          1.20            --          1.24
1.40%                                                  --            --          1.20            --          1.24
1.45%                                                1.04          1.13          1.10            --          1.29
1.55%                                                  --            --          1.20            --          1.24
1.60%                                                  --            --          1.20            --          1.24
1.65%                                                  --            --          1.20            --          1.24
1.70%                                                  --            --          1.20            --          1.24
1.75%                                                  --            --          1.20            --          1.24
1.80%                                                  --            --          1.20            --          1.24
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                              FTVIPT FRANK                   MUTUAL
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     SHARES        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,      SEC,      MID CAP VAL,
SUBACCOUNT                                        SERV CL 2       CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.55%                                               $1.52         $2.10         $2.64         $1.36         $2.86
0.75%                                                1.49          2.06          2.58          1.34          2.80
0.85%                                                1.05          0.77          1.14          1.01            --
0.95%                                                1.46          2.01          2.52          1.31          2.74
1.00%                                                1.62          1.50          1.91          1.38          2.02
1.05%                                                1.04          0.77          1.13          1.00            --
1.10%                                                1.04          0.76          1.13          0.99            --
1.20%                                                1.59          1.47          1.88          1.36          1.98
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.03          0.75          1.13          1.00            --
1.30%                                                1.03          0.76          1.12          0.99            --
1.35%                                                  --            --          1.30          1.12            --
1.40%                                                  --            --          1.30          1.12            --
1.45%                                                1.02          0.74          1.12          0.99            --
1.55%                                                  --            --          1.30          1.12            --
1.60%                                                  --            --          1.30          1.12            --
1.65%                                                  --            --          1.30          1.12            --
1.70%                                                  --            --          1.30          1.12            --
1.75%                                                  --            --          1.30          1.12            --
1.80%                                                  --            --          1.30          1.12            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  57

                                                   GS VIT
                                                STRUCTD U.S.     INVESCO       INVESCO       INVESCO       INVESCO
                                                     EQ,      VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,
SUBACCOUNT                                          INST         SER II        SER II         SER I         SER I
                                                --------------------------------------------------------------------
0.55%                                               $0.98         $0.99         $1.43         $1.29         $0.60
0.75%                                                0.96          0.97          1.40          1.26          0.59
0.85%                                                0.92          0.94          1.05            --            --
0.95%                                                0.93          0.95          1.37          1.24          0.58
1.00%                                                1.12          1.01          1.44          1.36          0.62
1.05%                                                0.92          0.93          1.04            --            --
1.10%                                                0.91          0.93          1.04            --            --
1.20%                                                1.10          1.00          1.42          1.33          0.61
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                0.91          0.92          1.03            --            --
1.30%                                                0.91          0.92          1.03            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                  --            --            --            --            --
1.45%                                                0.90          0.91          1.02            --            --
1.55%                                                  --            --            --            --            --
1.60%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.75%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI    INVESCO VI      INVESCO    INVESCO VANK   JANUS ASPEN
                                                GLOBAL HLTH,    INTL GRO,     VI TECH,    VI COMSTOCK,  GLOBAL TECH,
SUBACCOUNT                                         SER II        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.55%                                               $1.07         $1.40         $0.90         $1.26         $0.57
0.75%                                                1.06          1.39          0.88          1.24          0.55
0.85%                                                1.11          1.24            --          1.02            --
0.95%                                                1.05          1.38          0.87          1.22          0.54
1.00%                                                1.04          1.37          1.01          1.22          1.38
1.05%                                                1.10          1.22            --          1.01            --
1.10%                                                1.10          1.22            --          1.01            --
1.20%                                                1.03          1.36          1.00          1.20          1.36
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.09          1.21            --          1.00            --
1.30%                                                1.09          1.21            --          1.00            --
1.35%                                                  --            --            --            --            --
1.40%                                                  --            --            --            --            --
1.45%                                                1.08          1.20            --          0.99            --
1.55%                                                  --            --            --            --            --
1.60%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.75%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                 JANUS ASPEN   JANUS ASPEN     MFS INV         MFS           MFS
                                                   JANUS,       OVERSEAS,    GRO STOCK,     NEW DIS,     UTILITIES,
SUBACCOUNT                                          SERV          SERV         SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.55%                                               $0.98         $1.82         $0.76         $1.35         $2.11
0.75%                                                0.97          1.78          0.74          1.32          2.07
0.85%                                                0.97            --          1.16            --          1.44
0.95%                                                0.96          1.75          0.73          1.29          2.03
1.00%                                                0.96          3.08          1.14          1.54          2.53
1.05%                                                0.96            --          1.15            --          1.42
1.10%                                                0.96            --          1.15            --          1.42
1.20%                                                0.95          3.02          1.12          1.51          2.48
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                0.95            --          1.14            --          1.41
1.30%                                                0.95            --          1.14            --          1.41
1.35%                                                1.17            --            --            --          1.17
1.40%                                                1.17            --            --            --          1.17
1.45%                                                0.94            --          1.13            --          1.40
1.55%                                                1.17            --            --            --          1.17
1.60%                                                1.17            --            --            --          1.17
1.65%                                                1.17            --            --            --          1.17
1.70%                                                1.17            --            --            --          1.17
1.75%                                                1.17            --            --            --          1.17
1.80%                                                1.17            --            --            --          1.17
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                   MS UIF                                     OPPEN       STRATEGIC
                                                 GLOBAL REAL     MS UIF        NB AMT      GLOBAL SEC        INC
                                                    EST,      MID CAP GRO,      INTL,          VA,           VA,
SUBACCOUNT                                          CL II         CL II         CL S          SERV           SRV
                                                --------------------------------------------------------------------
0.55%                                               $1.06         $1.31         $0.93         $1.53         $1.45
0.75%                                                1.05          1.30          0.92          1.51          1.43
0.85%                                                1.09          1.42          1.03          1.15          1.33
0.95%                                                1.04          1.29          0.91          1.49          1.41
1.00%                                                1.04          1.29          0.91          1.48          1.40
1.05%                                                1.08          1.41          1.02          1.14          1.32
1.10%                                                1.08          1.40          1.02          1.14          1.31
1.20%                                                1.03          1.28          0.90          1.46          1.38
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.07          1.39          1.01          1.13          1.31
1.30%                                                1.07          1.39          1.01          1.13          1.30
1.35%                                                  --          1.26            --          1.19            --
1.40%                                                  --          1.26            --          1.19            --
1.45%                                                1.07          1.38          1.00          1.12          1.29
1.55%                                                  --          1.26            --          1.18            --
1.60%                                                  --          1.26            --          1.18            --
1.65%                                                  --          1.26            --          1.18            --
1.70%                                                  --          1.26            --          1.18            --
1.75%                                                  --          1.26            --          1.18            --
1.80%                                                  --          1.26            --          1.18            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  59

                                                 OPPEN MAIN
                                                     ST           PIMCO        PUT VT                      PUT VT
                                                 SM MID CAP      VIT ALL     GLOBAL HLTH     PUT VT       MULTI-CAP
                                                     VA,         ASSET,         CARE,       INTL EQ,        GRO,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.55%                                               $1.45         $1.27         $1.17         $1.34         $1.13
0.75%                                                1.43          1.26          1.15          1.32          1.13
0.85%                                                1.10          1.29            --            --            --
0.95%                                                1.41          1.25          1.13          1.29          1.13
1.00%                                                1.40          1.25          1.17          1.41          1.13
1.05%                                                1.09          1.28            --            --            --
1.10%                                                1.08          1.28            --            --            --
1.20%                                                1.38          1.24          1.15          1.39          1.13
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.08          1.27            --            --            --
1.30%                                                1.07          1.26            --            --            --
1.35%                                                1.22          1.06            --            --            --
1.40%                                                1.22          1.06            --            --            --
1.45%                                                1.07          1.26            --            --            --
1.55%                                                1.22          1.06            --            --            --
1.60%                                                1.22          1.06            --            --            --
1.65%                                                1.22          1.06            --            --            --
1.70%                                                1.22          1.06            --            --            --
1.75%                                                1.22          1.06            --            --            --
1.80%                                                1.22          1.06            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                    DISC          DISC          DISC          DISC          DISC
                                                ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                          AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                --------------------------------------------------------------------
0.55%                                               $0.97         $1.06         $1.00         $0.98         $1.02
0.75%                                                0.97          1.05          1.00          0.99          1.02
0.85%                                                0.97          1.05          0.99          0.98          1.02
0.95%                                                0.97          1.05          0.99          0.98          1.02
1.00%                                                0.97          1.05          0.99          0.98          1.01
1.05%                                                0.97          1.04          0.99          0.98          1.01
1.10%                                                0.96          1.04          0.99          0.98          1.01
1.20%                                                0.96          1.04          0.98          0.97          1.01
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                0.96          1.04          0.98          0.97          1.01
1.30%                                                0.96          1.04          0.98          0.97          1.01
1.35%                                                1.16          1.07          1.11          1.13          1.09
1.40%                                                1.16          1.07          1.11          1.13          1.09
1.45%                                                0.96          1.03          0.98          0.97          1.00
1.55%                                                1.15          1.07          1.11          1.13          1.09
1.60%                                                1.15          1.07          1.11          1.13          1.09
1.65%                                                1.15          1.07          1.11          1.13          1.09
1.70%                                                1.15          1.06          1.11          1.13          1.09
1.75%                                                1.15          1.06          1.11          1.13          1.09
1.80%                                                1.15          1.06          1.11          1.13          1.09
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                   COL VP        COL VP        COL VP        COL VP        COL VP
                                                    BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,     DYN EQ,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                               $1.22         $1.23         $1.63         $1.71         $0.82
0.75%                                                1.19          1.21          1.59          1.68          0.80
0.85%                                                1.09          1.06          1.24          1.04          0.97
0.95%                                                1.16          1.18          1.56          1.65          0.79
1.00%                                                1.29          1.08          1.36          1.67          1.00
1.05%                                                1.08          1.05          1.23          1.04          0.96
1.10%                                                1.07          1.05          1.23          1.03          0.96
1.20%                                                1.27          1.06          1.34          1.63          1.07
1.25%                                                  --            --            --          1.59            --
1.25%                                                1.07          1.04          1.22          1.03          0.95
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.77          1.30          1.69            --          1.27
1.25%                                                  --            --            --            --            --
1.30%                                                1.07          1.04          1.22          1.02          0.95
1.35%                                                1.14            --            --            --            --
1.40%                                                1.14            --            --            --            --
1.45%                                                1.06          1.03          1.21          1.02          0.94
1.55%                                                1.14            --            --            --            --
1.60%                                                1.14            --            --            --            --
1.65%                                                1.14            --            --            --            --
1.70%                                                1.14            --            --            --            --
1.75%                                                1.14            --            --            --            --
1.80%                                                1.14            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                                 COL VP
                                                                 GLOBAL        COL VP                      COL VP
                                                   COL VP       INFLATION     HI YIELD       COL VP      MID CAP GRO
                                                GLOBAL BOND,    PROT SEC,       BOND,       INC OPP,        OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                               $1.82         $1.24         $1.82         $1.51         $1.58
0.75%                                                1.78          1.23          1.78          1.49          1.53
0.85%                                                1.30          1.20          1.39          1.39          1.32
0.95%                                                1.74          1.21          1.74          1.47          1.50
1.00%                                                1.69          1.21          1.85          1.46          1.55
1.05%                                                1.28          1.19          1.38          1.37          1.30
1.10%                                                1.28          1.19          1.38          1.37          1.30
1.20%                                                1.66          1.19          1.82          1.45          1.52
1.25%                                                  --            --            --            --            --
1.25%                                                1.27            --          1.37            --          1.29
1.25%                                                  --            --            --            --          1.18
1.25%                                                1.86            --          1.94            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --          1.18            --          1.36            --
1.30%                                                1.27          1.18          1.36          1.36          1.29
1.35%                                                  --            --            --            --            --
1.40%                                                  --            --            --            --            --
1.45%                                                1.26          1.17          1.35          1.35          1.28
1.55%                                                  --            --            --            --            --
1.60%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.75%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  61

                                                                                                           COL VP
                                                   COL VP                      COL VP        COL VP       SELECT LG
                                                 MID CAP VAL     COL VP         SHORT        LG CAP          CAP
                                                    OPP,        S&P 500,      DURATION,       GRO,          VAL,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                               $1.40         $0.94         $1.39         $0.66         $1.21
0.75%                                                1.38          0.93          1.36          0.65          1.19
0.85%                                                1.11          1.06          1.11          1.01          1.03
0.95%                                                1.37          0.91          1.33          0.64          1.18
1.00%                                                1.36          1.19          1.16          1.03          1.17
1.05%                                                1.10          1.05          1.10          1.00          1.02
1.10%                                                1.09          1.04          1.10          1.00          1.02
1.20%                                                1.35          1.17          1.14          1.02          1.16
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.09          1.04          1.09          0.99          1.01
1.30%                                                1.08          1.03          1.09          0.99          1.01
1.35%                                                  --          1.18            --            --            --
1.40%                                                  --          1.18            --            --            --
1.45%                                                1.08          1.03          1.08          0.98          1.00
1.55%                                                  --          1.17            --            --            --
1.60%                                                  --          1.17            --            --            --
1.65%                                                  --          1.17            --            --            --
1.70%                                                  --          1.17            --            --            --
1.75%                                                  --          1.17            --            --            --
1.80%                                                  --          1.17            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                   SELECT       EMER MKTS      COL VP          VP            VP
                                                 SM CAP VAL,      OPP,        INTL OPP,       AGGR,         AGGR,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 2          CL 4
                                                --------------------------------------------------------------------
0.55%                                               $1.82         $2.75         $1.09         $1.12         $1.12
0.75%                                                1.79          2.65          1.06          1.12          1.12
0.85%                                                1.11          1.73          1.11          1.12          1.12
0.95%                                                1.75          2.60          1.04          1.12          1.12
1.00%                                                1.68          3.46          1.63          1.12          1.12
1.05%                                                1.10          1.72          1.10          1.12          1.12
1.10%                                                1.09          1.71          1.10          1.12          1.12
1.20%                                                1.65          3.40          1.60          1.12          1.12
1.25%                                                  --          2.14            --            --            --
1.25%                                                  --          1.70          1.09            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --          1.40            --            --
1.25%                                                1.09            --            --          1.12          1.12
1.30%                                                1.08          1.70          1.09          1.12          1.12
1.35%                                                  --            --            --          1.16            --
1.40%                                                  --            --            --          1.16            --
1.45%                                                1.08          1.69          1.08          1.12          1.12
1.55%                                                  --            --            --          1.16            --
1.60%                                                  --            --            --          1.16            --
1.65%                                                  --            --            --          1.16            --
1.70%                                                  --            --            --          1.16            --
1.75%                                                  --            --            --          1.16            --
1.80%                                                  --            --            --          1.16            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                     VP            VP         VP DAVIS        VP GS          VP
                                                  CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,      MOD,
SUBACCOUNT                                          CL 2          CL 4          CL 3          CL 3          CL 2
                                                --------------------------------------------------------------------
0.55%                                               $1.05         $1.05         $1.00         $1.42         $1.10
0.75%                                                1.05          1.05          0.98          1.40          1.10
0.85%                                                1.05          1.05          1.01          1.19          1.09
0.95%                                                1.05          1.05          0.97          1.38          1.09
1.00%                                                1.04          1.04          0.97          1.37          1.09
1.05%                                                1.04          1.04          1.00          1.18          1.09
1.10%                                                1.04          1.04          1.00          1.18          1.09
1.20%                                                1.04          1.04          0.96          1.35          1.09
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.04          1.04          0.99          1.17          1.09
1.30%                                                1.04          1.04          0.99          1.17          1.09
1.35%                                                1.05            --            --            --          1.11
1.40%                                                1.05            --            --            --          1.11
1.45%                                                1.04          1.04          0.98          1.16          1.09
1.55%                                                1.05            --            --            --          1.11
1.60%                                                1.05            --            --            --          1.11
1.65%                                                1.05            --            --            --          1.10
1.70%                                                1.05            --            --            --          1.10
1.75%                                                1.05            --            --            --          1.10
1.80%                                                1.05            --            --            --          1.10
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,  MOD CONSERV,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 2          CL 4
                                                --------------------------------------------------------------------
0.55%                                               $1.10         $1.11         $1.12         $1.07         $1.07
0.75%                                                1.10          1.11          1.11          1.07          1.07
0.85%                                                1.09          1.11          1.11          1.07          1.07
0.95%                                                1.09          1.11          1.11          1.07          1.07
1.00%                                                1.09          1.11          1.11          1.07          1.07
1.05%                                                1.09          1.11          1.11          1.07          1.07
1.10%                                                1.09          1.11          1.11          1.07          1.07
1.20%                                                1.09          1.11          1.11          1.07          1.07
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.09          1.11          1.11          1.07          1.07
1.30%                                                1.09          1.11          1.11          1.07          1.07
1.35%                                                  --          1.13            --          1.08            --
1.40%                                                  --          1.13            --          1.08            --
1.45%                                                1.09          1.11          1.11          1.07          1.07
1.55%                                                  --          1.13            --          1.07            --
1.60%                                                  --          1.13            --          1.07            --
1.65%                                                  --          1.13            --          1.07            --
1.70%                                                  --          1.13            --          1.07            --
1.75%                                                  --          1.13            --          1.07            --
1.80%                                                  --          1.13            --          1.07            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  63

                                                                                                          WF ADV VT
                                                  VP PTNRS                                   WF ADV      INDEX ASSET
                                                 SM CAP VAL,     WANGER        WANGER      VT CORE EQ,     ALLOC,
SUBACCOUNT                                          CL 3          INTL           USA          CL 2          CL 2
                                                --------------------------------------------------------------------
0.55%                                               $2.08         $2.67         $2.09         $1.26         $1.26
0.75%                                                2.05          2.61          2.05          1.24          1.24
0.85%                                                1.20          1.42          1.16          1.24            --
0.95%                                                2.01          2.55          2.00          1.22          1.21
1.00%                                                1.90          3.08          1.78          1.35          1.28
1.05%                                                1.19          1.41          1.15          1.23            --
1.10%                                                1.19          1.40          1.15          1.22            --
1.20%                                                1.86          3.02          1.75          1.33          1.26
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.25%                                                1.18          1.39          1.14          1.21            --
1.30%                                                1.18          1.39          1.14          1.21            --
1.35%                                                  --            --            --          1.23            --
1.40%                                                  --            --            --          1.23            --
1.45%                                                1.17          1.38          1.13          1.20            --
1.55%                                                  --            --            --          1.23            --
1.60%                                                  --            --            --          1.23            --
1.65%                                                  --            --            --          1.22            --
1.70%                                                  --            --            --          1.22            --
1.75%                                                  --            --            --          1.22            --
1.80%                                                  --            --            --          1.22            --
--------------------------------------------------------------------------------------------------------------------





                                                                  WF ADV        WF ADV       WF ADV VT
                                                                VT INTL EQ,     VT OPP,     SM CAP GRO,
SUBACCOUNT                                                         CL 2          CL 2          CL 2
                                                               ----------------------------------------
0.55%                                                              $1.43         $1.57         $1.51
0.75%                                                               1.41          1.54          1.48
0.85%                                                               1.02          1.26          1.43
0.95%                                                               1.39          1.51          1.45
1.00%                                                               1.38          1.58          1.68
1.05%                                                               1.01          1.25          1.42
1.10%                                                               1.01          1.24          1.41
1.20%                                                               1.36          1.55          1.65
1.25%                                                                 --            --            --
1.25%                                                                 --            --            --
1.25%                                                                 --            --            --
1.25%                                                                 --            --            --
1.25%                                                                 --            --            --
1.25%                                                               1.00          1.24          1.40
1.30%                                                               1.00          1.23          1.40
1.35%                                                                 --          1.23          1.28
1.40%                                                                 --          1.23          1.28
1.45%                                                               1.00          1.23          1.39
1.55%                                                                 --          1.23          1.28
1.60%                                                                 --          1.23          1.28
1.65%                                                                 --          1.23          1.28
1.70%                                                                 --          1.23          1.27
1.75%                                                                 --          1.23          1.27
1.80%                                                                 --          1.23          1.27
-------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2010:

                                                   AB VPS
                                                   GLOBAL
                                                  THEMATIC       AB VPS        AB VPS         AC VP         AC VP
                                                    GRO,       GRO & INC,     INTL VAL,       INTL,     MID CAP VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL II         CL II
                                                --------------------------------------------------------------------
0.55%                                                75,542        321,006     1,076,253       65,056       152,821
0.75%                                             4,452,052     55,670,616   102,937,102   22,872,488    12,924,480
0.85%                                             2,970,936      5,889,478    30,080,999           --     6,745,742
0.95%                                             2,571,473     33,655,667    63,534,270   12,836,882     8,797,840
1.00%                                               499,787      5,814,978    12,904,146    3,275,802     1,356,229
1.05%                                             1,335,063      3,473,022    15,575,839           --     4,220,707
1.10%                                             1,049,248      1,849,884    11,867,011           --     2,308,645
1.20%                                               437,343      3,288,230     6,457,708    1,679,021       774,524
1.25%                                                    --             --            --           --            --
1.25%                                                    --             --            --           --            --
1.25%                                                    --             --            --           --            --
1.25%                                                    --             --            --           --            --
1.25%                                                    --             --            --           --            --
1.25%                                                56,413        181,168     1,366,221           --       359,455
1.30%                                               443,296        492,488     5,887,126           --     1,384,317
1.35%                                                    --             --            --           --            --
1.40%                                                    --             --            --           --            --
1.45%                                               116,885        138,273     1,488,839           --       358,160
1.55%                                                    --             --            --           --            --
1.60%                                                    --             --            --           --            --
1.65%                                                    --             --            --           --            --
1.70%                                                    --             --            --           --            --
1.75%                                                    --             --            --           --            --
1.80%                                                    --             --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            14,008,038    110,774,810   253,175,514   40,729,249    39,382,920
--------------------------------------------------------------------------------------------------------------------





                                                                                                           COL VP
                                                    AC VP         AC VP        CALVERT       COL VP     MARSICO INTL
                                                   ULTRA,         VAL,           VP       MARSICO GRO,      OPP,
SUBACCOUNT                                          CL II         CL II        SRI BAL        CL 1          CL 2
                                                --------------------------------------------------------------------
0.55%                                                72,737        524,697        5,908        699,101      458,543
0.75%                                            11,062,911     64,095,535   14,304,079     86,634,693   26,527,428
0.85%                                             3,551,852     12,846,091           --     29,158,975    9,468,620
0.95%                                             5,909,102     41,940,320    8,238,297     50,453,035   16,306,900
1.00%                                             1,610,063      9,687,180    1,552,965      8,953,920    3,409,408
1.05%                                             1,806,604      8,359,238           --     14,396,836    5,747,758
1.10%                                               852,576      4,362,591           --      9,404,247    4,074,057
1.20%                                               992,142      5,469,092      737,068      3,790,312    1,765,563
1.25%                                                    --             --           --             --           --
1.25%                                                    --             --           --             --           --
1.25%                                                    --             --           --             --           --
1.25%                                                    --             --           --             --           --
1.25%                                                    --             --           --             --           --
1.25%                                                90,153        983,864           --      1,359,130      557,401
1.30%                                               420,898      2,972,322           --      5,333,259    2,130,337
1.35%                                                    --        126,719           --             --        5,490
1.40%                                                    --             --           --             --       34,231
1.45%                                               180,774      1,000,674           --      1,475,865      495,625
1.55%                                                    --         11,018           --             --        7,754
1.60%                                                    --             --           --             --           --
1.65%                                                    --             --           --             --           --
1.70%                                                    --             --           --             --           --
1.75%                                                    --             --           --             --           --
1.80%                                                    --             --           --             --           --
--------------------------------------------------------------------------------------------------------------------
Total                                            26,549,812    152,379,341   24,838,317    211,659,373   70,989,115
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  65

                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.55%                                               533,202      1,432,746     2,531,667       472,631     1,378,599
0.75%                                            37,446,053     74,514,019   192,769,489    77,300,521   132,015,435
0.85%                                             8,792,859     23,793,888    52,513,014            --    44,383,983
0.95%                                            26,304,711     56,861,917   120,335,697    47,072,322    76,312,927
1.00%                                             6,002,669      8,825,723    23,331,325     9,202,195    19,376,262
1.05%                                             6,597,127     17,996,758    31,769,046            --    21,471,546
1.10%                                             5,474,156      9,427,243    20,265,931            --    13,368,532
1.20%                                             2,562,926      6,500,435    12,302,327     5,090,744     9,513,614
1.25%                                                    --             --            --            --            --
1.25%                                                    --             --            --            --            --
1.25%                                                    --             --            --            --            --
1.25%                                                    --             --            --            --            --
1.25%                                                    --             --            --            --            --
1.25%                                               662,925      1,589,323     3,080,735            --     2,025,251
1.30%                                             2,791,485      8,780,106    11,950,955            --     6,949,215
1.35%                                                    --             --        51,336            --        58,453
1.40%                                                    --             --        79,554            --        15,462
1.45%                                             1,181,696      4,452,892     3,122,911            --     1,724,238
1.55%                                                    --             --        20,352            --        28,953
1.60%                                                    --             --        13,159            --         7,163
1.65%                                                    --             --           992            --            --
1.70%                                                    --             --        46,644            --        32,021
1.75%                                                    --             --            --            --            --
1.80%                                                    --             --         8,099            --         3,585
--------------------------------------------------------------------------------------------------------------------
Total                                            98,349,809    214,175,050   474,193,233   139,138,413   328,665,239
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                              FTVIPT FRANK                   MUTUAL
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     SHARES        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,      SEC,      MID CAP VAL,
SUBACCOUNT                                        SERV CL 2       CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.55%                                               548,145        202,577      215,025        353,838       737,760
0.75%                                            36,565,864     42,371,607   34,971,098     50,331,107    64,120,730
0.85%                                             9,732,606     12,512,035   12,529,271     16,807,310            --
0.95%                                            24,715,460     25,510,028   22,798,702     33,994,375    41,458,919
1.00%                                             4,194,417      5,793,144    5,667,235      8,592,813    10,068,628
1.05%                                             5,048,963      5,597,243    5,827,610     11,978,931            --
1.10%                                             1,883,527      3,862,132    3,986,224      7,190,019            --
1.20%                                             2,440,831      3,274,429    2,910,812      4,726,974     6,137,076
1.25%                                                    --             --           --             --            --
1.25%                                                    --             --           --             --            --
1.25%                                                    --             --           --             --            --
1.25%                                                    --             --           --             --            --
1.25%                                                    --             --           --             --            --
1.25%                                               389,540        693,849      341,293      1,026,475            --
1.30%                                             1,364,612      2,730,191    1,828,512      4,865,934            --
1.35%                                                    --             --       20,156         15,165            --
1.40%                                                    --             --        9,285             --            --
1.45%                                               655,122        587,650      699,601      1,148,420            --
1.55%                                                    --             --        4,810             --            --
1.60%                                                    --             --           --            357            --
1.65%                                                    --             --           --             --            --
1.70%                                                    --             --       18,648             --            --
1.75%                                                    --             --           --             --            --
1.80%                                                    --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            87,539,087    103,134,885   91,828,282    141,031,718   122,523,113
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                   GS VIT
                                                STRUCTD U.S.     INVESCO       INVESCO       INVESCO       INVESCO
                                                     EQ,      VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,
SUBACCOUNT                                          INST         SER II        SER II         SER I         SER I
                                                --------------------------------------------------------------------
0.55%                                                744,562       299,619       19,129         3,052       186,971
0.75%                                             90,486,419    59,536,992   10,525,456     3,090,645    13,352,378
0.85%                                              6,258,971     2,756,642    2,013,472            --            --
0.95%                                             57,775,201    28,942,084    5,881,605     1,657,729     7,377,626
1.00%                                              8,681,454     8,736,405    1,141,590       137,791     1,814,153
1.05%                                              3,819,870     1,496,787    1,259,069            --            --
1.10%                                              1,237,859       317,946    1,016,883            --            --
1.20%                                              4,364,019     3,562,925      784,188       132,018       911,331
1.25%                                                     --            --           --            --            --
1.25%                                                     --            --           --            --            --
1.25%                                                     --            --           --            --            --
1.25%                                                     --            --           --            --            --
1.25%                                                     --            --           --            --            --
1.25%                                                347,715       111,154       99,269            --            --
1.30%                                                574,696       333,231      593,887            --            --
1.35%                                                     --            --           --            --            --
1.40%                                                     --            --           --            --            --
1.45%                                                356,231       117,341       79,684            --            --
1.55%                                                     --            --           --            --            --
1.60%                                                     --            --           --            --            --
1.65%                                                     --            --           --            --            --
1.70%                                                     --            --           --            --            --
1.75%                                                     --            --           --            --            --
1.80%                                                     --            --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            174,646,997   106,211,126   23,414,232     5,021,235    23,642,459
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO                                               JANUS ASPEN
                                                  VI GLOBAL      INVESCO       INVESCO    INVESCO VANK     GLOBAL
                                                    HLTH,     VI INTL GRO,    VI TECH,    VI COMSTOCK,      TECH,
SUBACCOUNT                                         SER II        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.55%                                               132,218       379,912       618,302        719,399       99,983
0.75%                                             7,455,858    36,189,153    21,965,538    100,324,478   27,036,462
0.85%                                             3,184,348    11,341,898            --     16,417,503           --
0.95%                                             4,675,106    24,477,330    10,745,136     51,081,378   16,131,389
1.00%                                               911,959     3,165,882     2,504,166     19,641,560      449,611
1.05%                                             2,319,452     7,071,547            --      8,232,313           --
1.10%                                               988,346     3,301,255            --      4,680,676           --
1.20%                                               387,366     1,535,808     1,577,846      9,202,936      168,906
1.25%                                                    --            --            --             --           --
1.25%                                                    --            --            --             --           --
1.25%                                                    --            --            --             --           --
1.25%                                                    --            --            --             --           --
1.25%                                                    --            --            --             --           --
1.25%                                                39,416       368,166            --        826,166           --
1.30%                                               570,748     2,081,450            --      2,823,013           --
1.35%                                                    --            --            --             --           --
1.40%                                                    --            --            --             --           --
1.45%                                               120,284       390,008            --        908,710           --
1.55%                                                    --            --            --             --           --
1.60%                                                    --            --            --             --           --
1.65%                                                    --            --            --             --           --
1.70%                                                    --            --            --             --           --
1.75%                                                    --            --            --             --           --
1.80%                                                    --            --            --             --           --
--------------------------------------------------------------------------------------------------------------------
Total                                            20,785,101    90,302,409    37,410,988    214,858,132   43,886,351
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  67

                                                                                 MFS
                                                    JANUS      JANUS ASPEN     INV GRO         MFS           MFS
                                                ASPEN JANUS,    OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,
SUBACCOUNT                                          SERV          SERV         SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.55%                                               568,458       226,059        178,134      102,435        500,439
0.75%                                            31,752,363    55,564,611     57,389,486   25,933,635     47,356,898
0.85%                                            15,294,971            --      2,800,623           --     16,579,065
0.95%                                            18,753,044    39,710,118     35,505,462   17,905,631     30,234,539
1.00%                                             3,202,524     1,173,326      3,412,398    1,975,011      4,252,502
1.05%                                             6,484,191            --      2,062,250           --      9,995,899
1.10%                                             3,982,010            --      1,320,461           --      4,597,245
1.20%                                             1,827,163       724,976      1,440,287    1,317,948      2,747,693
1.25%                                                    --            --             --           --             --
1.25%                                                    --            --             --           --             --
1.25%                                                    --            --             --           --             --
1.25%                                                    --            --             --           --             --
1.25%                                                    --            --             --           --             --
1.25%                                               476,976            --        307,693           --        519,217
1.30%                                             2,336,085            --        776,962           --      3,728,867
1.35%                                                11,266            --             --           --         21,343
1.40%                                                 9,366            --             --           --          2,188
1.45%                                               592,825            --        229,706           --        900,647
1.55%                                                    --            --             --           --             --
1.60%                                                 1,918            --             --           --            342
1.65%                                                    --            --             --           --             --
1.70%                                                19,506            --             --           --         22,527
1.75%                                                    --            --             --           --             --
1.80%                                                    --            --             --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                            85,312,666    97,399,090    105,423,462   47,234,660    121,459,411
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                   MS UIF        MS UIF                       OPPEN       STRATEGIC
                                                 GLOBAL REAL     MID CAP       NB AMT      GLOBAL SEC        INC
                                                    EST,          GRO,          INTL,          VA,           VA,
SUBACCOUNT                                          CL II         CL II         CL S          SERV           SRV
                                                --------------------------------------------------------------------
0.55%                                               450,712       317,236       141,975       524,076      3,938,139
0.75%                                            25,144,263    17,946,724     9,073,242    29,183,441    265,862,672
0.85%                                             8,650,148     6,157,507     4,163,065     8,020,876     65,085,215
0.95%                                            16,072,783    11,306,166     5,093,081    18,638,471    193,871,602
1.00%                                             4,421,871     1,749,353       833,330     5,713,042     36,400,999
1.05%                                             5,172,882     3,564,065     2,094,783     4,932,557     52,024,699
1.10%                                             3,752,634     1,801,999     1,411,080     2,748,746     25,716,599
1.20%                                             2,303,876     1,283,900       320,337     2,966,203     25,920,241
1.25%                                                    --            --            --            --             --
1.25%                                                    --            --            --            --             --
1.25%                                                    --            --            --            --             --
1.25%                                                    --            --            --            --             --
1.25%                                                    --            --            --            --             --
1.25%                                               435,905       188,172       109,234       807,405      4,614,790
1.30%                                             2,262,252     1,265,011       552,032     1,897,793     24,561,266
1.35%                                                    --         5,064            --       166,209             --
1.40%                                                    --        10,339            --         1,448             --
1.45%                                               429,362       158,717        99,578       661,530      8,227,753
1.55%                                                    --         9,869            --        21,416             --
1.60%                                                    --           317            --            --             --
1.65%                                                    --            --            --            --             --
1.70%                                                    --        32,420            --            --             --
1.75%                                                    --            --            --            --             --
1.80%                                                    --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                            69,096,688    45,796,859    23,891,737    76,283,213    706,223,975
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                 OPPEN MAIN
                                                  ST SM MID       PIMCO        PUT VT                      PUT VT
                                                     CAP         VIT ALL     GLOBAL HLTH     PUT VT       MULTI-CAP
                                                     VA,         ASSET,         CARE,       INTL EQ,        GRO,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.55%                                               367,635        590,394       40,487        31,645       139,237
0.75%                                            19,999,475     75,522,353   10,510,563    13,460,160    17,029,756
0.85%                                             7,402,539     18,464,755           --            --            --
0.95%                                            12,889,437     49,920,821    5,824,179     8,589,513    11,502,868
1.00%                                             4,518,177      7,695,023    1,675,693     1,420,086       573,893
1.05%                                             4,832,960     13,842,661           --            --            --
1.10%                                             3,510,040      8,208,445           --            --            --
1.20%                                             2,099,083      7,491,785      683,420       801,050       188,569
1.25%                                                    --             --           --            --            --
1.25%                                                    --             --           --            --            --
1.25%                                                    --             --           --            --            --
1.25%                                                    --             --           --            --            --
1.25%                                                    --             --           --            --            --
1.25%                                               430,462      1,584,883           --            --            --
1.30%                                             1,852,647      6,043,453           --            --            --
1.35%                                                17,664        193,869           --            --            --
1.40%                                                    --             --           --            --            --
1.45%                                               320,070      2,684,757           --            --            --
1.55%                                                 7,637         41,317           --            --            --
1.60%                                                 1,875          4,378           --            --            --
1.65%                                                    --         46,992           --            --            --
1.70%                                                    --         34,764           --            --            --
1.75%                                                    --             --           --            --            --
1.80%                                                    --             --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            58,249,701    192,370,650   18,734,342    24,302,454    29,434,323
--------------------------------------------------------------------------------------------------------------------





                                                    DISC          DISC          DISC          DISC          DISC
                                                ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                          AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                --------------------------------------------------------------------
0.55%                                               580,916        32,996        111,156       85,022           265
0.75%                                            11,289,355    17,928,098     51,467,093   25,182,099    25,280,478
0.85%                                             2,214,895     3,297,096      9,356,017    4,418,367     4,278,929
0.95%                                             5,789,486    16,204,160     30,491,154   15,428,747    15,804,073
1.00%                                               998,541     2,338,353      3,425,559    2,607,156     2,353,357
1.05%                                               952,410     3,341,193      6,002,776    2,302,937     3,119,149
1.10%                                               659,794     5,297,024      3,838,094    2,395,949     3,087,321
1.20%                                                63,879     2,836,119      2,345,316      957,519     2,348,846
1.25%                                                    --            --             --           --            --
1.25%                                                    --            --             --           --            --
1.25%                                                    --            --             --           --            --
1.25%                                                    --            --             --           --            --
1.25%                                                    --            --             --           --            --
1.25%                                               121,980       851,079      1,476,619      259,347       884,850
1.30%                                               423,722     2,959,232      1,957,644      428,972     1,567,387
1.35%                                                    --       464,610         73,759       59,759            --
1.40%                                               269,327            --          4,749           --            --
1.45%                                                30,652       707,288        755,101      127,758     1,068,014
1.55%                                                    --            --             --           --            --
1.60%                                                    --            --             --           --            --
1.65%                                                    --            --             --           --        32,616
1.70%                                                    --        44,464             --           --            --
1.75%                                                    --            --             --           --            --
1.80%                                                    --            --             --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            23,394,957    56,301,712    111,305,037   54,253,632    59,825,285
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  69

                                                                                           COL VP DIV
                                                   COL VP      COL VP CASH   COL VP DIV        EQ        COL VP DYN
                                                    BAL,          MGMT,         BOND,         INC,           EQ,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                                633,777       613,131     3,827,672     2,152,844       564,566
0.75%                                             61,920,603   134,039,674   282,705,078   256,448,954   218,715,426
0.85%                                              8,117,649    38,057,169    63,231,050    66,039,065     1,257,580
0.95%                                             45,790,840    92,405,322   214,494,196   156,961,838   120,426,756
1.00%                                              6,232,362    13,197,954    33,909,558    27,619,177    13,426,153
1.05%                                              5,955,158    27,422,155    46,357,895    32,440,744     1,062,262
1.10%                                              3,327,916    12,070,347    22,788,842    18,438,616       368,415
1.20%                                              4,325,339     7,757,915    26,395,747    13,939,476     5,012,736
1.25%                                                     --            --            --    62,741,037            --
1.25%                                                983,401     4,655,311     3,814,452     2,760,512       161,742
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                             41,583,681    17,657,080    52,790,865            --   109,733,021
1.25%                                                     --            --            --            --            --
1.30%                                              2,323,924     8,311,972    15,942,508     9,753,576       255,850
1.35%                                                     --            --            --            --            --
1.40%                                                     --            --            --            --            --
1.45%                                                809,205     5,325,018     7,524,648     2,844,654        68,452
1.55%                                                     --            --            --            --            --
1.60%                                                     --            --            --            --            --
1.65%                                                     --            --            --            --            --
1.70%                                                     --            --            --            --            --
1.75%                                                     --            --            --            --            --
1.80%                                                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            182,003,855   361,513,048   773,782,511   652,140,493   471,052,959
--------------------------------------------------------------------------------------------------------------------





                                                                 COL VP
                                                                 GLOBAL
                                                                INFLATION      COL VP                      COL VP
                                                   COL VP         PROT        HI YIELD       COL VP      MID CAP GRO
                                                GLOBAL BOND,      SEC,          BOND,       INC OPP,        OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                              1,598,878     1,987,592       706,346     1,131,703       238,351
0.75%                                             88,622,565    92,837,031   111,083,190    56,451,598    34,994,857
0.85%                                             21,157,886    19,071,418    17,925,110    15,925,208     3,870,858
0.95%                                             68,524,207    63,669,056    89,489,425    39,448,416    21,606,040
1.00%                                             10,118,930    12,533,412     8,986,049     6,861,412     1,677,407
1.05%                                             16,567,972    12,680,699    12,241,112    11,028,706     2,694,959
1.10%                                              7,960,812     6,273,992     6,185,070     5,172,261     1,298,705
1.20%                                              7,370,574     9,303,734     7,801,579     5,416,438     1,154,951
1.25%                                                     --            --            --            --            --
1.25%                                              1,440,539            --       740,708            --       127,286
1.25%                                                     --            --            --            --    31,577,909
1.25%                                             15,394,988            --    27,790,916            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --     1,299,014            --       895,322            --
1.30%                                              6,375,858     7,440,593     4,147,117     4,656,375       650,847
1.35%                                                     --            --            --            --            --
1.40%                                                     --            --            --            --            --
1.45%                                              2,597,812     2,975,285     1,702,064     1,524,516       155,742
1.55%                                                     --            --            --            --            --
1.60%                                                     --            --            --            --            --
1.65%                                                     --            --            --            --            --
1.70%                                                     --            --            --            --            --
1.75%                                                     --            --            --            --            --
1.80%                                                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            247,731,021   230,071,826   288,798,686   148,511,955   100,047,912
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                                                           COL VP
                                                   COL VP                      COL VP                     SELECT LG
                                                 MID CAP VAL     COL VP         SHORT        COL VP          CAP
                                                    OPP,        S&P 500,      DURATION,    LG CAP GRO,      VAL,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                               338,391        314,101     1,669,656     1,191,990      119,774
0.75%                                            33,722,864     77,987,140    95,906,487   124,302,303   10,640,100
0.85%                                            17,891,644      6,003,471    22,089,857     4,320,410    1,679,537
0.95%                                            19,330,533     55,090,300    78,227,502    72,817,145    6,063,439
1.00%                                             3,567,514      5,760,270     9,875,723     7,578,955      657,117
1.05%                                             9,642,880      3,813,850    13,991,622     3,011,931    1,237,883
1.10%                                             4,691,154      2,080,090     6,531,143     1,116,824      376,466
1.20%                                             1,680,150      3,421,012     9,727,048     3,547,051      560,883
1.25%                                                    --             --            --            --           --
1.25%                                                    --             --            --            --           --
1.25%                                                    --             --            --            --           --
1.25%                                                    --             --            --            --           --
1.25%                                                    --             --            --            --           --
1.25%                                               460,076        440,644     2,648,201       310,635       89,204
1.30%                                             2,723,458      1,006,174     6,484,529       441,770      384,108
1.35%                                                    --         66,322            --            --           --
1.40%                                                    --             --            --            --           --
1.45%                                               537,652        469,881     4,382,463       195,699       53,169
1.55%                                                    --            881            --            --           --
1.60%                                                    --             --            --            --           --
1.65%                                                    --             --            --            --           --
1.70%                                                    --             --            --            --           --
1.75%                                                    --             --            --            --           --
1.80%                                                    --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------
Total                                            94,586,316    156,454,136   251,534,231   218,834,713   21,861,680
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT SM     EMER MKTS      COL VP          VP             VP
                                                  CAP VAL,        OPP,        INTL OPP,       AGGR,          AGGR,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 2           CL 4
                                                ----------------------------------------------------------------------
0.55%                                                71,135      1,027,765       398,738       395,121      26,353,808
0.75%                                            19,549,345     56,730,326    39,494,406    22,643,049     287,015,045
0.85%                                             1,954,058     19,362,954     4,181,744    79,955,097     709,794,054
0.95%                                            12,743,621     33,566,562    27,644,665    45,018,497     123,203,184
1.00%                                             1,363,754      4,807,162     2,671,389     2,096,172      34,055,793
1.05%                                             1,586,253     10,790,428     3,474,951     4,608,037     212,702,460
1.10%                                               617,084      6,267,388     1,824,388     9,088,358     168,024,481
1.20%                                               879,668      2,468,124     1,443,418    18,110,773      11,130,147
1.25%                                                    --     39,510,692            --            --              --
1.25%                                                    --        846,803       312,896            --              --
1.25%                                                    --             --            --            --              --
1.25%                                                    --             --            --            --              --
1.25%                                                    --             --    41,244,805            --              --
1.25%                                                82,183             --            --       202,919       4,913,675
1.30%                                               366,160      3,314,028     1,317,294     2,154,890      44,197,505
1.35%                                                    --             --            --       301,586              --
1.40%                                                    --             --            --       387,305              --
1.45%                                                70,269        759,719       218,936       476,032       1,927,676
1.55%                                                    --             --            --       331,669              --
1.60%                                                    --             --            --            --              --
1.65%                                                    --             --            --       234,483              --
1.70%                                                    --             --            --            --              --
1.75%                                                    --             --            --            --              --
1.80%                                                    --             --            --            --              --
----------------------------------------------------------------------------------------------------------------------
Total                                            39,283,530    179,451,951   124,227,630   186,003,988   1,623,317,828
----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  71

                                                     VP             VP          VP DAVIS        VP GS           VP
                                                  CONSERV,       CONSERV,      NY VENTURE,  MID CAP VAL,       MOD,
SUBACCOUNT                                          CL 2           CL 4           CL 3          CL 3           CL 2
                                                ------------------------------------------------------------------------
0.55%                                              1,173,616       8,371,226      276,341       115,233          506,871
0.75%                                             19,113,524     171,494,960   24,427,746     4,535,379      150,411,569
0.85%                                             37,861,648     407,564,414   12,854,354       921,953      543,149,939
0.95%                                             39,107,393     129,582,642   12,489,928     2,759,868      372,330,885
1.00%                                              2,294,618      20,656,208    2,193,224       440,518       12,697,201
1.05%                                              9,779,429     245,306,404    5,127,532       889,396       57,789,592
1.10%                                             11,373,549     169,771,104    2,609,057       235,355       77,580,626
1.20%                                             31,375,013      20,762,358    1,020,293       346,994      267,638,414
1.25%                                                     --              --           --            --               --
1.25%                                                     --              --           --            --               --
1.25%                                                     --              --           --            --               --
1.25%                                                     --              --           --            --               --
1.25%                                                     --              --           --            --               --
1.25%                                              1,761,895      23,878,852      345,288        60,617        7,563,589
1.30%                                              9,822,489     111,906,711    1,523,358       164,815       39,306,553
1.35%                                              3,208,734              --           --            --        8,014,559
1.40%                                                672,855              --           --            --        6,259,238
1.45%                                              3,774,904      40,233,465      366,665       205,612       23,093,571
1.55%                                              2,008,991              --           --            --        4,360,820
1.60%                                                950,192              --           --            --        2,802,333
1.65%                                                306,247              --           --            --       10,037,563
1.70%                                              1,365,263              --           --            --          657,041
1.75%                                                138,546              --           --            --               --
1.80%                                                115,522              --           --            --          162,876
------------------------------------------------------------------------------------------------------------------------
Total                                            176,204,428   1,349,528,344   63,233,786    10,675,740    1,584,363,240
------------------------------------------------------------------------------------------------------------------------





                                                                    VP MOD         VP MOD         VP MOD         VP MOD
                                                    VP MOD,          AGGR,          AGGR,        CONSERV,       CONSERV,
SUBACCOUNT                                            CL 4           CL 2           CL 4           CL 2           CL 4
                                                ---------------------------------------------------------------------------
0.55%                                                21,627,001     2,006,505      23,294,250            98       5,161,693
0.75%                                             1,625,657,909    85,099,109   1,122,489,733    53,053,640     454,691,745
0.85%                                             4,048,659,943   382,805,921   2,821,857,654   130,485,767   1,012,023,021
0.95%                                               951,447,638   199,755,686     514,222,391   125,196,315     335,423,851
1.00%                                               199,337,579     6,429,504     118,439,580     5,249,941      58,787,786
1.05%                                             1,685,220,657    33,804,473     918,448,070    21,323,061     497,805,933
1.10%                                             1,296,869,863    43,655,323     640,890,409    25,835,127     404,992,419
1.20%                                                94,999,789    98,232,987      43,525,010    82,794,802      38,587,876
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                50,298,625     3,726,756      24,538,610     1,853,046      26,919,047
1.30%                                               551,506,898    20,188,168     191,047,769    16,388,217     234,736,138
1.35%                                                        --     1,890,880              --     4,108,596              --
1.40%                                                        --     3,622,397              --     2,469,769              --
1.45%                                                41,322,919     7,131,783      12,285,735     8,769,471      42,735,339
1.55%                                                        --       389,343              --     4,657,625              --
1.60%                                                        --       910,297              --       999,445              --
1.65%                                                        --     1,963,385              --     1,757,272              --
1.70%                                                        --            --              --     1,016,382              --
1.75%                                                        --        32,141              --            --              --
1.80%                                                        --       102,161              --       197,756              --
---------------------------------------------------------------------------------------------------------------------------
Total                                            10,566,948,821   891,746,819   6,431,039,211   486,156,330   3,111,864,848
---------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                                                          WF ADV VT
                                                  VP PTNRS                                  WF ADV VT    INDEX ASSET
                                                 SM CAP VAL,     WANGER        WANGER       CORE EQ,       ALLOC,
SUBACCOUNT                                          CL 3          INTL           USA          CL 2          CL 2
                                                --------------------------------------------------------------------
0.55%                                                706,960     1,119,782     1,056,800       71,069         1,865
0.75%                                             48,892,927    80,435,439   102,577,682   12,644,436    15,175,592
0.85%                                             11,214,270    26,504,477    22,942,813    4,190,527            --
0.95%                                             26,229,497    50,297,974    67,604,156    8,292,422    11,303,123
1.00%                                              6,021,522     8,553,666    15,506,658      847,464     1,870,487
1.05%                                              5,660,456    14,810,935    11,753,394    3,660,434            --
1.10%                                              2,879,971     7,421,399     6,751,537    2,123,920            --
1.20%                                              2,661,269     4,187,933     7,116,232      707,417       775,511
1.25%                                                     --            --            --           --            --
1.25%                                                     --            --            --           --            --
1.25%                                                     --            --            --           --            --
1.25%                                                     --            --            --           --            --
1.25%                                                     --            --            --           --            --
1.25%                                                441,741       886,131       987,416      203,886            --
1.30%                                              1,347,621     4,285,665     3,588,738    1,334,737            --
1.35%                                                     --            --            --        1,873            --
1.40%                                                     --            --            --           --            --
1.45%                                                368,442       910,165       743,694      368,679            --
1.55%                                                     --            --            --       10,382            --
1.60%                                                     --            --            --          326            --
1.65%                                                     --            --            --           --            --
1.70%                                                     --            --            --       25,465            --
1.75%                                                     --            --            --           --            --
1.80%                                                     --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            106,424,676   199,413,566   240,629,120   34,483,037    29,126,578
--------------------------------------------------------------------------------------------------------------------





                                                                  WF ADV                      WF ADV
                                                                  VT INTL       WF ADV       VT SM CAP
                                                                    EQ,         VT OPP,        GRO,
SUBACCOUNT                                                         CL 2          CL 2          CL 2
                                                               ----------------------------------------
0.55%                                                              336,561       120,528       198,379
0.75%                                                           20,616,498    16,903,588    28,351,385
0.85%                                                            8,294,455     2,066,371     8,077,043
0.95%                                                           15,532,026     9,801,633    18,266,480
1.00%                                                            3,118,202     2,173,024     2,620,946
1.05%                                                            3,738,986     1,134,630     5,101,737
1.10%                                                            2,182,238       711,040     2,173,524
1.20%                                                            1,780,240       940,548     1,330,519
1.25%                                                                   --            --            --
1.25%                                                                   --            --            --
1.25%                                                                   --            --            --
1.25%                                                                   --            --            --
1.25%                                                                   --            --            --
1.25%                                                              250,395        82,975       351,340
1.30%                                                            1,554,560       354,263     1,247,877
1.35%                                                                   --         1,688         6,290
1.40%                                                                   --            --            --
1.45%                                                              340,803        69,779       387,844
1.55%                                                                   --            --         4,812
1.60%                                                                   --           327         1,018
1.65%                                                                   --            --            --
1.70%                                                                   --        32,330        31,891
1.75%                                                                   --            --            --
1.80%                                                                   --            --            --
-------------------------------------------------------------------------------------------------------
Total                                                           57,744,964    34,392,724    68,151,085
-------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  73

The following is a summary of net assets at Dec. 31, 2010:

                                                   AB VPS
                                                   GLOBAL
                                                  THEMATIC       AB VPS        AB VPS         AC VP         AC VP
SUBACCOUNT                                          GRO,       GRO & INC,     INTL VAL,       INTL,     MID CAP VAL,
----------                                          CL B          CL B          CL B          CL II         CL II
                                                --------------------------------------------------------------------
0.55%                                            $    96,406  $    348,189  $  1,921,062   $    90,868   $   158,423
0.75%                                              5,666,594    59,286,719   174,231,802    31,342,245    13,304,839
0.85%                                              3,791,406     5,656,569    24,966,319            --     8,596,267
0.95%                                              3,218,392    35,204,151   105,695,860    17,349,332     9,035,627
1.00%                                                623,930     6,590,075    22,221,670     5,078,900     1,382,615
1.05%                                              1,688,487     3,337,858    12,879,313            --     5,351,933
1.10%                                              1,324,234     1,751,623     9,736,563            --     2,908,555
1.20%                                                540,407     3,660,525    10,943,237     2,561,821       784,296
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                 70,698       170,284     1,112,996            --       449,727
1.30%                                                554,236       462,209     4,786,877            --     1,728,295
1.35%                                                     --            --            --            --            --
1.40%                                                     --            --            --            --            --
1.45%                                                145,154       128,899     1,206,724            --       444,090
1.55%                                                     --            --            --            --            --
1.60%                                                     --            --            --            --            --
1.65%                                                     --            --            --            --            --
1.70%                                                     --            --            --            --            --
1.75%                                                     --            --            --            --            --
1.80%                                                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $17,719,944  $116,597,101  $369,702,423   $56,423,166   $44,144,667
--------------------------------------------------------------------------------------------------------------------





                                                                                                           COL VP
                                                    AC VP         AC VP        CALVERT       COL VP     MARSICO INTL
                                                   ULTRA,         VAL,           VP       MARSICO GRO,      OPP,
SUBACCOUNT                                          CL II         CL II        SRI BAL        CL 1          CL 2
                                                --------------------------------------------------------------------
0.55%                                            $    77,841  $    772,928   $     6,487  $    899,150   $   463,934
0.75%                                             11,724,577    92,745,006    15,412,897    94,170,650    26,617,414
0.85%                                              3,924,331    13,550,709            --    33,822,737    10,701,788
0.95%                                              6,193,461    59,709,780     8,709,329    54,508,789    16,354,470
1.00%                                              1,683,009    13,617,003     1,856,749     9,616,748     3,378,016
1.05%                                              1,977,758     8,738,275            --    16,544,057     6,410,654
1.10%                                                931,363     4,549,951            --    10,775,949     4,533,193
1.20%                                              1,026,476     7,551,743       865,727     4,032,825     1,737,641
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                 97,663     1,019,154            --     1,547,027       616,042
1.30%                                                455,550     3,071,727            --     6,056,065     2,349,516
1.35%                                                     --       146,751            --            --         6,779
1.40%                                                     --            84            --            --        41,798
1.45%                                                194,548     1,027,551            --     1,664,320       542,821
1.55%                                                     --        12,833            --            --         9,530
1.60%                                                     --            84            --            --            88
1.65%                                                     --            84            --            --            88
1.70%                                                     --            84            --            --            88
1.75%                                                     --            84            --            --            88
1.80%                                                     --            84            --            --            88
--------------------------------------------------------------------------------------------------------------------
Total                                            $28,286,577  $206,513,915   $26,851,189  $233,638,317   $73,764,036
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.55%                                           $    641,033  $  1,686,330  $  2,727,572  $    558,101  $  3,514,713
0.75%                                             38,274,395    86,994,724   206,275,482    89,749,986   330,692,039
0.85%                                              9,371,364    27,547,587    59,396,039            --    58,619,042
0.95%                                             26,619,227    65,869,967   127,629,497    53,667,890   187,975,794
1.00%                                              6,057,626    10,182,266    24,634,472    10,843,674    45,996,637
1.05%                                              7,055,966    20,660,347    35,642,580            --    28,141,473
1.10%                                              5,767,679    10,790,353    22,645,258            --    17,453,656
1.20%                                              2,562,189     7,425,474    12,863,813     5,892,427    22,193,461
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                693,890     1,806,526     3,435,479            --     2,626,019
1.30%                                              2,914,588     9,958,832    13,233,458            --     8,991,144
1.35%                                                     --            --        61,712            --        72,449
1.40%                                                     --            --        95,577            --        19,158
1.45%                                              1,225,533     5,016,368     3,434,422            --     2,221,269
1.55%                                                     --            --        24,435            --        35,849
1.60%                                                     --            --        15,795            --         8,868
1.65%                                                     --            --         1,305            --            90
1.70%                                                     --            --        55,962            --        39,621
1.75%                                                     --            --           114            --            90
1.80%                                                     --            --         9,713            --         4,523
--------------------------------------------------------------------------------------------------------------------
Total                                           $101,183,490  $247,938,774  $512,182,685  $160,712,078  $708,605,895
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                                 FTVIPT        FTVIPT        MUTUAL        GS VIT
                                                   FID VIP    FRANK GLOBAL  FRANK SM CAP     SHARES        MID CAP
                                                  OVERSEAS,     REAL EST,       VAL,          SEC,          VAL,
SUBACCOUNT                                        SERV CL 2       CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.55%                                           $    830,898  $    430,767  $    566,733  $    482,804  $  2,113,557
0.75%                                             54,579,425    87,267,082    90,244,107    67,502,386   179,852,999
0.85%                                             10,226,984     9,660,642    14,330,501    16,908,357            --
0.95%                                             36,231,072    51,487,204    57,532,875    44,736,951   113,765,738
1.00%                                              6,789,386     8,680,400    10,828,671    11,898,886    20,310,489
1.05%                                              5,251,728     4,285,158     6,604,904    11,942,611            --
1.10%                                              1,952,995     2,947,961     4,507,747     7,151,727            --
1.20%                                              3,881,362     4,825,753     5,463,705     6,448,705    12,161,428
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                401,565       521,102       384,093     1,021,511            --
1.30%                                              1,402,192     2,065,332     2,049,073     4,796,139            --
1.35%                                                     --            --        26,250        16,944            --
1.40%                                                     --            --        12,090            82            --
1.45%                                                668,568       437,483       780,346     1,132,464            --
1.55%                                                     --            --         6,258            82            --
1.60%                                                     --            --            90           480            --
1.65%                                                     --            --            90            82            --
1.70%                                                     --            --        24,248            82            --
1.75%                                                     --            --            90            82            --
1.80%                                                     --            --            90            82            --
--------------------------------------------------------------------------------------------------------------------
Total                                           $122,216,175  $172,608,884  $193,361,961  $174,040,457  $328,204,211
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  75

                                                   GS VIT
                                                STRUCTD U.S.     INVESCO       INVESCO       INVESCO       INVESCO
                                                     EQ,      VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,
SUBACCOUNT                                          INST         SER II        SER II         SER I         SER I
                                                --------------------------------------------------------------------
0.55%                                           $    743,637  $    296,622   $    27,303   $    3,915    $   113,105
0.75%                                             86,563,113    57,846,272    14,727,936    3,906,731      7,923,198
0.85%                                              5,786,837     2,583,762     2,114,666           --             --
0.95%                                             54,019,018    27,608,901     8,088,693    2,058,603      4,297,526
1.00%                                              9,762,913     8,861,473     1,647,261      186,818      1,119,453
1.05%                                              3,528,596     1,390,032     1,307,136           --             --
1.10%                                              1,131,481       294,580     1,053,720           --             --
1.20%                                              4,821,245     3,549,925     1,111,548      175,855        552,451
1.25%                                                     --            --            --           --             --
1.25%                                                     --            --            --           --             --
1.25%                                                     --            --            --           --             --
1.25%                                                     --            --            --           --             --
1.25%                                                     --            --            --           --             --
1.25%                                                315,671       102,288       102,175           --             --
1.30%                                                520,645       305,971       609,694           --             --
1.35%                                                     --            --            --           --             --
1.40%                                                     --            --            --           --             --
1.45%                                                320,555       106,923        81,286           --             --
1.55%                                                     --            --            --           --             --
1.60%                                                     --            --            --           --             --
1.65%                                                     --            --            --           --             --
1.70%                                                     --            --            --           --             --
1.75%                                                     --            --            --           --             --
1.80%                                                     --            --            --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                           $167,513,711  $102,946,749   $30,871,418   $6,331,922    $14,005,733
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO                                               JANUS ASPEN
                                                  VI GLOBAL      INVESCO       INVESCO    INVESCO VANK     GLOBAL
                                                    HLTH,     VI INTL GRO,    VI TECH,    VI COMSTOCK,      TECH,
SUBACCOUNT                                         SER II        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.55%                                            $   140,818  $    533,661   $   557,186  $    903,390   $    56,552
0.75%                                              7,871,981    50,365,436    19,426,461   124,273,766    14,968,981
0.85%                                              3,548,815    14,013,357            --    16,787,040            --
0.95%                                              4,890,767    33,697,379     9,326,852    62,466,726     8,883,470
1.00%                                                951,851     4,344,109     2,540,661    23,903,016       621,798
1.05%                                              2,560,688     8,658,953            --     8,333,429            --
1.10%                                              1,088,606     4,032,530            --     4,727,487            --
1.20%                                                400,616     2,085,336     1,572,348    11,057,288       229,452
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                 43,061       446,782            --       828,424            --
1.30%                                                622,955     2,519,856            --     2,825,940            --
1.35%                                                     --            --            --            --            --
1.40%                                                     --            --            --            --            --
1.45%                                                130,442       474,047            --       903,061            --
1.55%                                                     --            --            --            --            --
1.60%                                                     --            --            --            --            --
1.65%                                                     --            --            --            --            --
1.70%                                                     --            --            --            --            --
1.75%                                                     --            --            --            --            --
1.80%                                                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $22,250,600  $121,171,446   $33,423,508  $257,009,567   $24,760,253
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                                 MFS
                                                    JANUS      JANUS ASPEN     INV GRO         MFS           MFS
                                                ASPEN JANUS,    OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,
SUBACCOUNT                                          SERV          SERV         SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.55%                                            $   554,495  $    412,044   $   135,418   $   138,271  $  1,053,432
0.75%                                             30,766,217    99,211,433    42,745,861    34,301,659    98,124,414
0.85%                                             14,759,869            --     3,246,818            --    23,796,329
0.95%                                             18,039,690    69,649,001    25,941,949    23,233,224    61,417,968
1.00%                                              3,073,134     3,610,932     3,899,171     3,034,915    10,748,440
1.05%                                              6,211,378            --     2,369,145            --    14,218,225
1.10%                                              3,807,667            --     1,513,524            --     6,523,756
1.20%                                              1,740,698     2,192,133     1,616,556     1,989,519     6,822,808
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                453,661            --       349,815            --       731,913
1.30%                                              2,217,228            --       882,488            --     5,244,250
1.35%                                                 13,179            --            --            --        25,111
1.40%                                                 10,954            --            --            --         2,674
1.45%                                                559,427            --       259,130            --     1,258,434
1.55%                                                    113            --            --            --           112
1.60%                                                  2,354            --            --            --           513
1.65%                                                    113            --            --            --           112
1.70%                                                 22,782            --            --            --        26,455
1.75%                                                    112            --            --            --           112
1.80%                                                    112            --            --            --           112
--------------------------------------------------------------------------------------------------------------------
Total                                            $82,233,183  $175,075,543   $82,959,875   $62,697,588  $229,995,170
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                   MS UIF        MS UIF                       OPPEN       STRATEGIC
                                                 GLOBAL REAL     MID CAP       NB AMT      GLOBAL SEC        INC
                                                    EST,          GRO,          INTL,          VA,           VA,
SUBACCOUNT                                          CL II         CL II         CL S          SERV           SRV
                                                --------------------------------------------------------------------
0.55%                                            $   476,586   $   417,116   $   131,710  $    805,196  $  6,119,262
0.75%                                             26,360,966    23,416,487     8,342,117    44,126,374   380,202,169
0.85%                                              9,471,623     8,734,370     4,291,253     9,230,805    86,664,251
0.95%                                             16,797,312    14,593,389     4,649,771    27,834,205   273,946,541
1.00%                                              4,578,964     2,252,201       757,103     8,472,765    51,164,268
1.05%                                              5,654,544     5,009,665     2,138,292     5,669,062    68,824,035
1.10%                                              4,060,957     2,527,291     1,437,797     3,127,513    33,814,388
1.20%                                              2,363,568     1,637,736       288,411     4,338,111    35,893,693
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                468,304       278,955       110,766       912,504     6,047,106
1.30%                                              2,426,175     1,758,403       557,350     2,139,989    31,998,370
1.35%                                                     --         6,376            --       197,062            --
1.40%                                                     --        13,015            --         1,831            --
1.45%                                                457,473       268,428        99,793       796,262    10,673,671
1.55%                                                     --        12,415            --        25,369            --
1.60%                                                     --           488            --           114            --
1.65%                                                     --            90            --           114            --
1.70%                                                     --        40,752            --           114            --
1.75%                                                     --            90            --           113            --
1.80%                                                     --            90            --           113            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $73,116,472   $60,967,357   $22,804,363  $107,677,616  $985,347,754
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  77

                                                 OPPEN MAIN
                                                  ST SM MID       PIMCO        PUT VT                      PUT VT
                                                     CAP         VIT ALL     GLOBAL HLTH     PUT VT       MULTI-CAP
                                                     VA,         ASSET,         CARE,       INTL EQ,        GRO,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.55%                                            $   532,262  $    845,046   $    47,333   $    42,480   $   157,546
0.75%                                             28,559,681    95,757,353    12,089,736    17,744,350    19,290,334
0.85%                                              8,117,993    23,855,436            --            --            --
0.95%                                             18,219,207    62,988,206     6,577,339    11,131,697    13,036,368
1.00%                                              6,339,331     9,603,810     1,956,728     2,009,535       648,568
1.05%                                              5,252,133    17,794,231            --            --            --
1.10%                                              3,805,938    10,469,824            --            --            --
1.20%                                              2,904,175     9,272,904       783,948     1,113,424       212,991
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                463,630     2,023,480            --            --            --
1.30%                                              1,990,634     7,638,080            --            --            --
1.35%                                                 21,706       205,611            --            --            --
1.40%                                                     86            79            --            --            --
1.45%                                                341,351     3,441,580            --            --            --
1.55%                                                  9,425        43,779            --            --            --
1.60%                                                  2,379         4,717            --            --            --
1.65%                                                     86        49,772            --            --            --
1.70%                                                     86        36,812            --            --            --
1.75%                                                     86            79            --            --            --
1.80%                                                     86            79            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $76,560,275  $244,030,878   $21,455,084   $32,041,486   $33,345,807
--------------------------------------------------------------------------------------------------------------------





                                                    DISC          DISC          DISC          DISC          DISC
                                                ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                          AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                --------------------------------------------------------------------
0.55%                                            $   568,766   $    34,824  $    110,736   $   902,919   $       272
0.75%                                             10,987,402    18,873,851    51,388,448    24,884,982    25,821,251
0.85%                                              2,156,901     3,462,170     9,323,548     4,383,523     4,359,035
0.95%                                              5,733,450    17,069,970    30,236,535    15,541,314    16,299,522
1.00%                                                965,403     2,445,488     3,392,060     2,553,498     2,387,811
1.05%                                                919,527     3,553,612     6,106,952     3,061,066     3,196,912
1.10%                                                636,230     5,524,736     3,815,570     2,340,416     3,124,291
1.20%                                                 61,453     2,950,238     2,310,056       932,812     2,370,611
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                117,158       884,175     1,452,491       252,333       891,836
1.30%                                                406,386     3,069,896     1,922,957       416,843     1,577,661
1.35%                                                     11       495,561        82,079        67,658            11
1.40%                                                311,238            10         5,284            11            11
1.45%                                                 29,411       730,842       738,756       186,617     1,070,704
1.55%                                                     11            10            11            11            11
1.60%                                                     11            10            11            11            11
1.65%                                                     11            10            11            11        35,451
1.70%                                                     11        47,351            11            11            11
1.75%                                                     11            10            11            11            11
1.80%                                                     11            10            11            11            11
--------------------------------------------------------------------------------------------------------------------
Total                                            $22,893,402   $59,142,774  $110,885,538   $55,524,058   $61,135,434
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                   COL VP      COL VP CASH    COL VP DIV     COL VP DIV EQ     COL VP
                                                    BAL,          MGMT,          BOND,           INC,          DYN EQ,
SUBACCOUNT                                          CL 3          CL 3           CL 3            CL 3           CL 3
                                                ------------------------------------------------------------------------
0.55%                                           $  1,035,836  $    756,321  $    6,230,337  $    3,835,462  $    464,452
0.75%                                             74,164,815   161,731,480     451,349,589     432,884,864   176,578,938
0.85%                                              8,825,372    40,267,926      78,466,670      69,005,226     1,215,708
0.95%                                             53,911,674   109,044,722     334,851,546     259,532,862    95,467,376
1.00%                                              8,140,206    14,211,555      46,228,827      46,161,572    13,428,569
1.05%                                              6,506,568    28,753,835      57,067,858      33,634,084     1,017,893
1.10%                                              3,577,410    12,628,240      27,975,488      19,055,180       352,183
1.20%                                              5,500,490     8,204,392      35,398,503      22,770,086     5,356,179
1.25%                                                     --            --              --     101,363,484            --
1.25%                                              1,050,083     4,837,643       4,673,036       2,831,486       153,589
1.25%                                                     --            --              --              --            --
1.25%                                                     --            --              --              --            --
1.25%                                             75,889,506    22,924,838      91,042,089              --   141,860,131
1.25%                                                     --            --              --              --            --
1.30%                                              2,475,587     8,617,287      19,380,339       9,981,939       242,401
1.35%                                                     11            --              --              --            --
1.40%                                                     11            --              --              --            --
1.45%                                                856,359     5,484,286       9,096,351       2,891,537        64,280
1.55%                                                     11            --              --              --            --
1.60%                                                     11            --              --              --            --
1.65%                                                     11            --              --              --            --
1.70%                                                     11            --              --              --            --
1.75%                                                     11            --              --              --            --
1.80%                                                     11            --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Total                                           $241,933,994  $417,462,525  $1,161,760,633  $1,003,947,782  $436,201,699
------------------------------------------------------------------------------------------------------------------------





                                                                 COL VP
                                                                 GLOBAL
                                                                INFLATION      COL VP                      COL VP
                                                   COL VP         PROT        HI YIELD     COL VP INC    MID CAP GRO
                                                GLOBAL BOND,      SEC,          BOND,         OPP,          OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                           $  2,907,747  $  2,469,028  $  1,286,579  $  1,704,450  $    377,233
0.75%                                            157,753,045   114,163,060   198,443,662    84,052,100    53,649,046
0.85%                                             27,447,051    22,902,598    24,957,281    22,075,027     5,096,462
0.95%                                            119,348,218    77,287,981   156,375,160    58,006,316    32,523,850
1.00%                                             17,110,157    15,166,914    16,680,607    10,046,266     2,592,116
1.05%                                             21,314,408    15,086,298    16,889,285    15,170,091     3,516,580
1.10%                                             10,196,567     7,447,410     8,527,288     7,089,287     1,704,438
1.20%                                             12,253,962    11,117,314    14,447,414     7,836,591     1,771,055
1.25%                                                     --            --            --            --            --
1.25%                                              1,832,808            --     1,012,716            --       164,291
1.25%                                                     --            --            --            --    37,730,656
1.25%                                             28,937,307            --    54,897,701            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --     1,531,631            --     1,218,710            --
1.30%                                              8,092,893     8,752,436     5,657,628     6,324,657       839,594
1.35%                                                     --            --            --            --            --
1.40%                                                     --            --            --            --            --
1.45%                                              3,275,094     3,476,374     2,306,290     2,113,592       199,593
1.55%                                                     --            --            --            --            --
1.60%                                                     --            --            --            --            --
1.65%                                                     --            --            --            --            --
1.70%                                                     --            --            --            --            --
1.75%                                                     --            --            --            --            --
1.80%                                                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                           $410,469,257  $279,401,044  $501,481,611  $215,637,087  $140,164,914
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  79

                                                                                                           COL VP
                                                   COL VP                      COL VP                     SELECT LG
                                                 MID CAP VAL     COL VP         SHORT        COL VP          CAP
                                                    OPP,        S&P 500,      DURATION,    LG CAP GRO,      VAL,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.55%                                           $    474,628  $    295,550  $  2,327,966  $    788,858   $   145,118
0.75%                                             46,622,805    72,642,490   130,553,630    81,669,512    12,713,660
0.85%                                             19,774,884     6,333,834    24,553,585     4,369,494     1,731,176
0.95%                                             26,435,403    50,294,900   104,030,745    46,704,161     7,154,885
1.00%                                              4,875,402     6,867,696    11,425,243     7,836,821       771,675
1.05%                                             10,576,601     4,023,922    15,468,255     3,018,532     1,266,119
1.10%                                              5,125,658     2,169,991     7,177,742     1,129,249       383,626
1.20%                                              2,263,707     4,006,775    11,065,112     3,610,973       649,530
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                499,256       456,605     2,890,714       308,254        90,338
1.30%                                              2,949,251     1,040,131     7,062,455       437,790       387,945
1.35%                                                     --        77,974            --            --            --
1.40%                                                     --            11            --            --            --
1.45%                                                578,161       482,485     4,740,714       192,621        53,335
1.55%                                                     --         1,046            --            --            --
1.60%                                                     --            11            --            --            --
1.65%                                                     --            11            --            --            --
1.70%                                                     --            11            --            --            --
1.75%                                                     --            11            --            --            --
1.80%                                                     --            11            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                           $120,175,756  $148,693,465  $321,296,161  $150,066,265   $25,347,407
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP
                                                  SELECT SM      COL VP
                                                     CAP        EMER MKTS      COL VP
                                                    VAL,          OPP,        INTL OPP,     VP AGGR,       VP AGGR,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 2           CL 4
                                                ----------------------------------------------------------------------
0.55%                                            $   129,603  $  2,892,549  $    433,834  $    444,374  $   29,639,087
0.75%                                             35,098,518   150,581,285    42,051,512    25,431,627     322,324,529
0.85%                                              2,162,467    33,529,909     4,640,656    89,736,049     796,622,502
0.95%                                             22,348,366    87,310,878    28,930,636    50,488,806     138,173,678
1.00%                                              2,294,652    16,662,019     4,358,930     2,350,121      38,181,573
1.05%                                              1,739,738    18,590,877     3,820,555     5,163,731     238,372,958
1.10%                                                675,289    10,729,447     2,000,965    10,182,191     188,246,045
1.20%                                              1,453,914     8,394,990     2,313,490    20,275,389      12,460,600
1.25%                                                     --    84,965,426            --            --              --
1.25%                                                     --     1,439,543       340,876            --              --
1.25%                                                     --            --            --            --              --
1.25%                                                     --            --            --            --              --
1.25%                                                     --            --    58,545,255            --              --
1.25%                                                 89,326            --            --       227,011       5,499,249
1.30%                                                397,186     5,622,354     1,431,936     2,410,713      49,443,777
1.35%                                                     --            --            --       351,060              --
1.40%                                                     --            --            --       450,746              --
1.45%                                                 75,634     1,280,261       236,330       532,125       2,154,321
1.55%                                                     --            --            --       385,734              --
1.60%                                                     --            --            --            11              --
1.65%                                                     --            --            --       272,581              --
1.70%                                                     --            --            --            11              --
1.75%                                                     --            --            --            11              --
1.80%                                                     --            --            --            11              --
----------------------------------------------------------------------------------------------------------------------
Total                                            $66,464,693  $421,999,538  $149,104,975  $208,702,302  $1,821,118,319
----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                                                                                VP DAVIS        VP GS
                                                 VP CONSERV,    VP CONSERV,    NY VENTURE,  MID CAP VAL,      VP MOD,
SUBACCOUNT                                          CL 2           CL 4           CL 3          CL 3           CL 2
                                                ------------------------------------------------------------------------
0.55%                                           $  1,229,897  $    8,772,641   $   276,440   $   163,252  $      555,919
0.75%                                             20,003,411     179,455,614    24,028,672     6,337,176     164,737,474
0.85%                                             39,595,162     426,223,284    12,969,185     1,099,292     594,474,996
0.95%                                             40,867,745     135,416,126    12,246,772     3,810,187     407,212,904
1.00%                                              2,397,124      21,579,544     2,132,245       604,847      13,882,814
1.05%                                             10,212,153     256,160,065     5,126,835     1,050,990      63,157,808
1.10%                                             11,873,165     177,229,312     2,602,859       277,440      84,761,415
1.20%                                             32,729,746      21,659,015       982,745       469,834     292,196,021
1.25%                                                     --              --            --            --              --
1.25%                                                     --              --            --            --              --
1.25%                                                     --              --            --            --              --
1.25%                                                     --              --            --            --              --
1.25%                                                     --              --            --            --              --
1.25%                                              1,837,327      24,902,312       342,139        70,924       8,255,178
1.30%                                             10,239,400     116,651,635     1,505,992       192,485      42,881,947
1.35%                                              3,361,753              --            --            --       8,868,387
1.40%                                                704,800              --            --            --       6,924,299
1.45%                                              3,930,607      41,896,088       360,074       238,612      25,168,171
1.55%                                              2,102,963              --            --            --       4,821,021
1.60%                                                994,381              --            --            --       3,097,679
1.65%                                                320,424              --            --            --      11,091,394
1.70%                                              1,428,097              --            --            --         725,833
1.75%                                                144,892              --            --            --              11
1.80%                                                120,788              --            --            --         179,855
------------------------------------------------------------------------------------------------------------------------
Total                                           $184,093,835  $1,409,945,636   $62,573,958   $14,315,039  $1,732,993,126
------------------------------------------------------------------------------------------------------------------------





                                                                    VP MOD         VP MOD         VP MOD         VP MOD
                                                    VP MOD,          AGGR,          AGGR,        CONSERV,       CONSERV,
SUBACCOUNT                                            CL 4           CL 2           CL 4           CL 2           CL 4
                                                ---------------------------------------------------------------------------
0.55%                                           $    23,719,592  $  2,236,654  $   25,989,104  $        105  $    5,542,892
0.75%                                             1,780,360,421    94,726,955   1,250,528,371    56,841,628     487,562,046
0.85%                                             4,431,214,490   425,823,785   3,141,754,850   139,703,675   1,084,530,687
0.95%                                             1,040,602,220   222,043,422     572,105,651   133,942,584     359,189,310
1.00%                                               217,947,127     7,144,875     131,731,443     5,615,171      62,933,858
1.05%                                             1,841,768,964    37,549,034   1,021,099,544    22,795,873     532,676,818
1.10%                                             1,416,912,769    48,476,177     712,302,899    27,610,867     433,232,735
1.20%                                               103,716,577   109,001,050      48,339,121    88,420,393      41,247,778
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                        --            --              --            --              --
1.25%                                                54,897,370     4,134,229      27,244,291     1,978,330      28,766,168
1.30%                                               601,664,939    22,384,827     212,023,309    17,489,045     250,736,122
1.35%                                                        --     2,145,959              --     4,420,328              --
1.40%                                                        --     4,110,467              --     2,656,971              --
1.45%                                                45,035,005     7,899,631      13,620,754     9,348,976      45,601,378
1.55%                                                        --       441,476              --     5,006,369              --
1.60%                                                        --     1,031,923              --     1,074,003              --
1.65%                                                        --     2,225,407              --     1,887,986              --
1.70%                                                        --            11              --     1,091,707              --
1.75%                                                        --        36,410              --            11              --
1.80%                                                        --       115,708              --       212,323              --
---------------------------------------------------------------------------------------------------------------------------
Total                                           $11,557,839,474  $991,528,000  $7,156,739,337  $520,096,345  $3,332,019,792
---------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  81

                                                                                                          WF ADV VT
                                                  VP PTNRS                                  WF ADV VT    INDEX ASSET
                                                 SM CAP VAL,     WANGER        WANGER       CORE EQ,       ALLOC,
SUBACCOUNT                                          CL 3          INTL           USA          CL 2          CL 2
                                                --------------------------------------------------------------------
0.55%                                           $  1,470,997  $  2,991,791  $  2,211,207   $    89,873   $     2,354
0.75%                                            100,307,870   210,339,274   210,043,362    15,695,673    18,905,145
0.85%                                             13,475,063    37,648,474    26,722,626     5,202,467            --
0.95%                                             52,903,771   128,778,132   135,431,869    10,147,678    13,820,058
1.00%                                             11,419,444    26,326,682    27,608,423     1,144,118     2,391,294
1.05%                                              6,751,509    20,842,642    13,593,903     4,486,831            --
1.10%                                              3,422,000    10,420,304     7,774,920     2,597,505            --
1.20%                                              4,976,186    12,673,812    12,453,048       954,902       973,947
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                     --            --            --            --            --
1.25%                                                521,407     1,246,655     1,129,530       247,667            --
1.30%                                              1,586,579     5,963,187     4,096,138     1,617,657            --
1.35%                                                     --            --            --         2,385            --
1.40%                                                     --            --            --            88            --
1.45%                                                430,845     1,257,632       843,057       524,282            --
1.55%                                                     --            --            --        12,810            --
1.60%                                                     --            --            --           487            --
1.65%                                                     --            --            --            88            --
1.70%                                                     --            --            --        31,184            --
1.75%                                                     --            --            --            88            --
1.80%                                                     --            --            --            88            --
--------------------------------------------------------------------------------------------------------------------
Total                                           $197,265,671  $458,488,585  $441,908,083   $42,755,871   $36,092,798
--------------------------------------------------------------------------------------------------------------------





                                                                                              WF ADV
                                                                  WF ADV        WF ADV       VT SM CAP
                                                                VT INTL EQ,     VT OPP,        GRO,
SUBACCOUNT                                                         CL 2          CL 2          CL 2
                                                               ----------------------------------------
0.55%                                                           $   479,688   $   189,550  $    299,318
0.75%                                                            29,075,075    26,097,325    41,956,275
0.85%                                                             8,503,134     2,601,625    11,534,314
0.95%                                                            21,591,020    14,846,473    26,578,996
1.00%                                                             4,306,852     3,425,276     4,393,267
1.05%                                                             3,790,079     1,415,667     7,219,452
1.10%                                                             2,207,057       885,160     3,068,859
1.20%                                                             2,424,606     1,456,343     2,190,756
1.25%                                                                    --            --            --
1.25%                                                                    --            --            --
1.25%                                                                    --            --            --
1.25%                                                                    --            --            --
1.25%                                                                    --            --            --
1.25%                                                               251,533       102,598       492,721
1.30%                                                             1,558,043       437,042     1,745,992
1.35%                                                                    --         2,159         8,032
1.40%                                                                    --            87            89
1.45%                                                               339,276        85,505       544,865
1.55%                                                                    --            87         6,140
1.60%                                                                    --           489         1,388
1.65%                                                                    --            87            89
1.70%                                                                    --        39,630        40,661
1.75%                                                                    --            87            89
1.80%                                                                    --            87            89
-------------------------------------------------------------------------------------------------------
Total                                                           $74,526,363   $51,585,277  $100,081,392
-------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2010           14,008   $1.28  to  $1.24      $17,720         2.09%    0.55%   to  1.45%    17.93%    to   16.88%
2009           16,689   $1.08  to  $1.06      $17,972            --    0.55%   to  1.45%    52.30%    to   50.94%
2008           10,970   $0.71  to  $0.70       $7,758            --    0.55%   to  1.45%   (47.75%)   to  (48.22%)
2007           10,650   $1.36  to  $1.36      $14,458            --    0.55%   to  1.45%    19.23%    to   18.16%
2006           33,897   $1.14  to  $1.15      $38,748            --    0.55%   to  1.45%     7.79%    to   14.78%(5)
----------------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2010          110,775   $1.08  to  $0.93     $116,597            --    0.55%   to  1.45%    12.18%    to   11.18%
2009          135,762   $0.97  to  $0.84     $127,984         3.51%    0.55%   to  1.45%    19.69%    to   18.62%
2008          166,185   $0.81  to  $0.71     $131,669         1.86%    0.55%   to  1.45%   (41.02%)   to  (41.55%)
2007          229,216   $1.37  to  $1.21     $309,274         1.21%    0.55%   to  1.45%     4.28%    to    3.34%
2006          255,691   $1.31  to  $1.17     $333,791         1.18%    0.55%   to  1.45%    16.34%    to   16.48%(5)
----------------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2010          253,176   $1.72  to  $0.81     $369,702         2.33%    0.55%   to  1.45%     3.73%    to    2.80%
2009          524,100   $1.66  to  $0.79     $647,669         0.86%    0.55%   to  1.45%    33.62%    to   32.42%
2008          949,299   $1.24  to  $0.59     $803,095         0.88%    0.55%   to  1.45%   (53.54%)   to  (53.96%)
2007          690,850   $2.68  to  $1.29   $1,443,988         0.99%    0.55%   to  1.45%     5.00%    to    4.05%
2006          453,282   $2.55  to  $1.24   $1,057,187         1.25%    0.55%   to  1.45%    34.38%    to   23.04%(5)
----------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2010           40,729   $1.39  to  $1.52      $56,423         2.22%    0.55%   to  1.20%    12.52%    to   11.79%
2009           48,291   $1.24  to  $1.36      $59,610         2.03%    0.55%   to  1.20%    32.90%    to   32.04%
2008           60,221   $0.93  to  $1.03      $56,142         0.69%    0.55%   to  1.20%   (45.20%)   to  (45.56%)
2007           77,918   $1.70  to  $1.90     $132,920         0.54%    0.55%   to  1.20%    17.27%    to   16.51%
2006           84,429   $1.45  to  $1.63     $123,392         1.41%    0.55%   to  1.20%    24.06%    to   23.26%
----------------------------------------------------------------------------------------------------------------------
AC VP MID CAP VAL, CL II
2010           39,383   $1.04  to  $1.24      $44,145         1.31%    0.55%   to  1.45%    18.33%    to   17.26%
2009          204,863   $0.88  to  $1.06     $203,460         3.96%    0.55%   to  1.45%    29.09%    to   27.93%
2008          242,955   $0.68  to  $0.83     $187,536         0.08%    0.55%   to  1.45%   (24.92%)   to  (25.60%)
2007          258,311   $0.90  to  $1.11     $266,954         1.22%    0.55%   to  1.45%   (10.10%)(6)to   (3.84%)
2006            2,743   $1.16  to  $1.16       $3,176         2.31%    0.85%   to  1.45%    15.32%(5) to   14.97%(5)
----------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL II
2010           26,550   $1.07  to  $1.08      $28,287         0.36%    0.55%   to  1.45%    15.19%    to   14.15%
2009           28,448   $0.93  to  $0.94      $26,370         0.17%    0.55%   to  1.45%    33.78%    to   32.59%
2008           31,148   $0.69  to  $0.71      $21,629            --    0.55%   to  1.45%   (41.97%)   to  (42.49%)
2007           30,854   $1.20  to  $1.24      $36,976            --    0.55%   to  1.45%    20.18%    to   19.09%
2006          202,331   $1.00  to  $1.04     $203,885            --    0.55%   to  1.45%    (3.92%)   to    3.52%(5)
----------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2010          152,379   $1.47  to  $1.16     $206,514         2.04%    0.55%   to  1.80%    12.42%    to   15.14%(9)
2009          169,378   $1.31  to  $0.92     $206,109         5.47%    0.55%   to  1.45%    19.07%    to   18.00%
2008          188,664   $1.10  to  $0.78     $195,491         2.48%    0.55%   to  1.45%   (27.20%)   to  (27.86%)
2007          262,020   $1.51  to  $1.08     $377,643         1.42%    0.55%   to  1.45%    (5.83%)   to   (6.68%)
2006          279,304   $1.61  to  $1.16     $437,608         1.20%    0.55%   to  1.45%    17.82%    to   15.39%(5)
----------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2010           24,838   $1.10  to  $1.17      $26,851         1.37%    0.55%   to  1.20%    11.48%    to   10.76%
2009           28,366   $0.99  to  $1.06      $27,572         2.08%    0.55%   to  1.20%    24.60%    to   23.80%
2008           33,641   $0.79  to  $0.86      $26,299         2.23%    0.55%   to  1.20%   (31.70%)   to  (32.14%)
2007           43,038   $1.16  to  $1.26      $49,435         2.28%    0.55%   to  1.20%     2.19%    to    1.53%
2006           49,741   $1.13  to  $1.24      $56,142         2.32%    0.55%   to  1.20%     8.18%    to    7.48%
----------------------------------------------------------------------------------------------------------------------
COL VP MARSICO GRO, CL 1
2010          211,659   $1.10  to  $1.13     $233,638         0.16%    0.55%   to  1.45%    20.88%    to   19.80%
2009        1,831,327   $0.91  to  $0.94   $1,713,730         0.88%    0.55%   to  1.45%    25.97%    to   24.84%
2008        1,298,131   $0.72  to  $0.75     $963,953         0.35%    0.55%   to  1.45%   (39.78%)   to  (40.32%)
2007          766,013   $1.20  to  $1.26     $944,664         0.07%    0.55%   to  1.45%    16.83%    to   15.78%
2006          317,946   $1.02  to  $1.09     $331,754            --    0.55%   to  1.45%     2.95%(4) to    8.65%(5)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  83

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
COL VP MARSICO INTL OPP, CL 2
2010           70,989   $1.01  to  $1.22      $73,764         0.67%    0.55%   to  1.80%    13.11%    to   21.28%(9)
2009           85,819   $0.89  to  $0.98      $78,882         1.87%    0.55%   to  1.45%    37.19%    to   35.96%
2008          103,623   $0.65  to  $0.72      $69,405         1.37%    0.55%   to  1.45%   (48.77%)   to  (49.23%)
2007           80,923   $1.27  to  $1.42     $105,483         0.17%    0.55%   to  1.45%    19.02%    to   17.94%
2006          153,627   $1.07  to  $1.20     $169,998         0.53%    0.55%   to  1.45%     6.74%(4) to   19.72%(5)
----------------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2010           98,350   $1.03  to  $1.04     $101,183         6.87%    0.55%   to  1.45%    16.02%    to   14.98%
2009          100,553   $0.89  to  $0.90      $89,247        12.32%    0.55%   to  1.45%    18.82%    to   17.75%
2008           78,360   $0.75  to  $0.77      $58,691         1.33%    0.55%   to  1.45%   (34.09%)   to  (34.69%)
2007           45,930   $1.13  to  $1.17      $52,380         4.11%    0.55%   to  1.45%    16.68%    to   15.63%
2006          139,243   $0.97  to  $1.01     $137,218         4.43%    0.55%   to  1.45%    (4.10%)(4)to    0.65%(5)
----------------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2010          214,175   $1.18  to  $1.13     $247,939         4.04%    0.55%   to  1.45%     8.52%    to    7.55%
2009          828,278   $1.08  to  $1.05     $884,459         4.79%    0.55%   to  1.45%    43.52%    to   42.23%
2008          581,542   $0.76  to  $0.74     $434,439         5.74%    0.55%   to  1.45%   (27.54%)   to  (28.19%)
2007          469,434   $1.04  to  $1.03     $485,908         6.25%    0.55%   to  1.45%     1.08%    to    0.16%
2006          298,230   $1.03  to  $1.02     $306,684         6.14%    0.55%   to  1.45%     3.18%(4) to    2.50%(5)
----------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2010          474,193   $1.08  to  $1.20     $512,183         0.82%    0.55%   to  1.80%    16.29%    to   19.27%(9)
2009          841,696   $0.93  to  $0.95     $791,182         0.94%    0.55%   to  1.45%    34.73%    to   33.52%
2008        1,455,857   $0.69  to  $0.71   $1,023,890         0.96%    0.55%   to  1.45%   (43.01%)   to  (43.52%)
2007        1,018,249   $1.21  to  $1.27   $1,258,736         0.89%    0.55%   to  1.45%    16.66%    to   15.61%
2006          622,501   $1.03  to  $1.09     $654,611         1.75%    0.55%   to  1.45%     3.50%(4) to    8.94%(5)
----------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2010          139,138   $1.18  to  $1.16     $160,712         0.45%    0.55%   to  1.20%    13.92%    to   13.18%
2009          168,181   $1.04  to  $1.02     $171,003         0.83%    0.55%   to  1.20%    26.32%    to   25.50%
2008          209,939   $0.82  to  $0.81     $169,597         0.85%    0.55%   to  1.20%   (42.22%)   to  (42.59%)
2007          278,465   $1.42  to  $1.42     $390,431         1.39%    0.55%   to  1.20%    11.24%    to   10.52%
2006          329,942   $1.28  to  $1.28     $417,155         0.71%    0.55%   to  1.20%    12.24%    to   11.51%
----------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2010          328,665   $2.55  to  $1.24     $708,606         0.09%    0.55%   to  1.80%    27.86%    to   23.03%(9)
2009          705,682   $1.99  to  $1.01   $1,036,331         0.43%    0.55%   to  1.45%    38.98%    to   37.74%
2008          913,300   $1.43  to  $0.74     $965,638         0.25%    0.55%   to  1.45%   (39.94%)   to  (40.48%)
2007          738,939   $2.39  to  $1.24   $1,459,930         0.49%    0.55%   to  1.45%    14.70%    to   13.67%
2006          624,914   $2.08  to  $1.09   $1,208,847         0.16%    0.55%   to  1.45%    11.79%    to    8.10%(5)
----------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2010           87,539   $1.52  to  $1.02     $122,216         1.12%    0.55%   to  1.45%    12.21%    to   11.21%
2009          103,180   $1.35  to  $0.92     $129,326         1.88%    0.55%   to  1.45%    25.53%    to   24.40%
2008          123,289   $1.08  to  $0.74     $125,026         2.18%    0.55%   to  1.45%   (44.27%)   to  (44.77%)
2007          146,997   $1.93  to  $1.34     $272,379         2.91%    0.55%   to  1.45%    16.41%    to   15.36%
2006          151,362   $1.66  to  $1.16     $248,078         0.65%    0.55%   to  1.45%    17.13%    to   15.34%(5)
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2010          103,135   $2.10  to  $0.74     $172,609         2.86%    0.55%   to  1.45%    20.31%    to   19.23%
2009          119,954   $1.75  to  $0.62     $170,847        12.90%    0.55%   to  1.45%    18.43%    to   17.37%
2008          143,021   $1.48  to  $0.53     $177,416         1.02%    0.55%   to  1.45%   (42.71%)   to  (43.22%)
2007          204,660   $2.58  to  $0.94     $456,336         2.45%    0.55%   to  1.45%   (21.30%)   to  (22.01%)
2006          257,421   $3.27  to  $1.20     $773,536         2.06%    0.55%   to  1.45%    19.92%    to   19.66%(5)
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2010           91,828   $2.64  to  $1.30     $193,362         0.75%    0.55%   to  1.80%    27.52%    to   29.36%(9)
2009          108,899   $2.07  to  $0.88     $183,264         1.66%    0.55%   to  1.45%    28.45%    to   27.30%
2008          128,040   $1.61  to  $0.69     $173,195         1.15%    0.55%   to  1.45%   (33.38%)   to  (33.98%)
2007          157,429   $2.42  to  $1.05     $329,244         0.65%    0.55%   to  1.45%    (2.92%)   to   (3.79%)
2006          166,830   $2.49  to  $1.09     $380,878         0.64%    0.55%   to  1.45%    16.34%    to    7.75%(5)
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2010          141,032   $1.36  to  $1.12     $174,040         1.55%    0.55%   to  1.80%    10.58%    to   11.29%(9)
2009          158,713   $1.23  to  $0.90     $178,999         1.91%    0.55%   to  1.45%    25.36%    to   24.23%
2008          186,091   $0.98  to  $0.72     $169,267         2.85%    0.55%   to  1.45%   (37.45%)   to  (38.01%)
2007          248,867   $1.57  to  $1.17     $367,471         1.44%    0.55%   to  1.45%     2.91%    to    1.98%
2006          207,209   $1.53  to  $1.15     $309,114         1.28%    0.55%   to  1.45%    17.73%    to   13.33%(5)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2010          122,523   $2.86  to  $1.98     $328,204         0.65%    0.55%   to  1.20%    24.32%    to   23.51%
2009          151,389   $2.30  to  $1.60     $326,736         1.73%    0.55%   to  1.20%    32.42%    to   31.56%
2008          191,346   $1.74  to  $1.22     $312,184         0.90%    0.55%   to  1.20%   (37.40%)   to  (37.80%)
2007          278,223   $2.78  to  $1.96     $726,483         0.70%    0.55%   to  1.20%     2.63%    to    1.97%
2006          327,755   $2.71  to  $1.92     $835,018         0.90%    0.55%   to  1.20%    15.53%    to   14.78%
----------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2010          174,647   $0.98  to  $0.90     $167,514         1.40%    0.55%   to  1.45%    12.22%    to   11.22%
2009          210,015   $0.87  to  $0.81     $180,207         1.98%    0.55%   to  1.45%    20.48%    to   19.40%
2008          255,182   $0.72  to  $0.68     $182,460         1.39%    0.55%   to  1.45%   (37.35%)   to  (37.91%)
2007          366,725   $1.15  to  $1.09     $420,471         0.94%    0.55%   to  1.45%    (2.17%)   to   (3.05%)
2006          445,093   $1.18  to  $1.13     $524,191         1.05%    0.55%   to  1.45%    12.27%    to   11.89%(5)
----------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER II
2010          106,211   $0.99  to  $0.91     $102,947         0.52%    0.55%   to  1.45%    14.57%    to   13.55%
2009          122,706   $0.86  to  $0.80     $104,161         0.28%    0.55%   to  1.45%    20.06%    to   18.98%
2008          139,781   $0.72  to  $0.68      $99,172            --    0.55%   to  1.45%   (42.94%)   to  (43.45%)
2007          165,546   $1.26  to  $1.19     $206,589            --    0.55%   to  1.45%    11.12%    to   10.12%
2006          198,366   $1.14  to  $1.08     $223,712            --    0.55%   to  1.45%     5.48%    to    8.06%(5)
----------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER II
2010           23,414   $1.43  to  $1.02      $30,871            --    0.55%   to  1.45%    17.82%    to   16.77%
2009           29,644   $1.21  to  $0.87      $33,384            --    0.55%   to  1.45%    41.21%    to   39.95%
2008           36,124   $0.86  to  $0.62      $29,143            --    0.55%   to  1.45%   (47.42%)   to  (47.89%)
2007           49,607   $1.63  to  $1.20      $76,866            --    0.55%   to  1.45%     9.94%    to    8.95%
2006           48,026   $1.48  to  $1.10      $69,832            --    0.55%   to  1.45%    15.62%    to    9.49%(5)
----------------------------------------------------------------------------------------------------------------------
INVESCO VI DYN, SER I
2010            5,021   $1.29  to  $1.33       $6,332            --    0.55%   to  1.20%    23.15%    to   22.35%
2009            6,236   $1.04  to  $1.09       $6,407            --    0.55%   to  1.20%    41.66%    to   40.74%
2008            7,742   $0.74  to  $0.77       $5,632            --    0.55%   to  1.20%   (48.36%)   to  (48.70%)
2007           10,864   $1.43  to  $1.51      $15,341            --    0.55%   to  1.20%    11.57%    to   10.84%
2006           12,477   $1.28  to  $1.36      $15,850            --    0.55%   to  1.20%    15.48%    to   14.73%
----------------------------------------------------------------------------------------------------------------------
INVESCO VI FIN SERV, SER I
2010           23,642   $0.60  to  $0.61      $14,006         0.10%    0.55%   to  1.20%     9.71%    to    9.00%
2009           27,205   $0.55  to  $0.56      $14,737         3.47%    0.55%   to  1.20%    26.73%    to   25.91%
2008           25,119   $0.44  to  $0.44      $10,755         3.06%    0.55%   to  1.20%   (59.67%)   to  (59.93%)
2007           16,657   $1.08  to  $1.10      $17,731         1.48%    0.55%   to  1.20%   (22.65%)   to  (23.15%)
2006           21,798   $1.39  to  $1.43      $30,102         1.72%    0.55%   to  1.20%    15.81%    to   15.06%
----------------------------------------------------------------------------------------------------------------------
INVESCO VI GLOBAL HLTH, SER II
2010           20,785   $1.07  to  $1.08      $22,251            --    0.55%   to  1.45%     4.43%    to    3.49%
2009           22,760   $1.02  to  $1.05      $23,381         0.13%    0.55%   to  1.45%    26.69%    to   25.56%
2008           21,604   $0.81  to  $0.83      $17,564            --    0.55%   to  1.45%   (29.17%)   to  (29.81%)
2007           16,065   $1.14  to  $1.19      $18,500            --    0.55%   to  1.45%    10.90%    to    9.90%
2006           87,789   $1.03  to  $1.08      $91,682            --    0.55%   to  1.45%     3.11%(4) to    8.12%(5)
----------------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2010           90,302   $1.40  to  $1.20     $121,171         0.57%    0.55%   to  1.45%    11.99%    to   10.99%
2009          668,344   $1.25  to  $1.08     $767,971         1.54%    0.55%   to  1.45%    34.17%    to   32.97%
2008          537,767   $0.93  to  $0.81     $461,509         0.72%    0.55%   to  1.45%   (40.87%)   to  (41.40%)
2007          234,064   $1.58  to  $1.39     $342,381         0.86%    0.55%   to  1.45%    13.82%    to   12.79%
2006            5,226   $1.39  to  $1.23       $7,023         1.97%    0.55%   to  1.45%    27.18%    to   22.52%(5)
----------------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2010           37,411   $0.90  to  $1.00      $33,424            --    0.55%   to  1.20%    20.64%    to   19.86%
2009           37,973   $0.75  to  $0.83      $28,223            --    0.55%   to  1.20%    56.53%    to   55.52%
2008           32,201   $0.48  to  $0.53      $15,360            --    0.55%   to  1.20%   (44.81%)   to  (45.17%)
2007           36,520   $0.86  to  $0.98      $31,644            --    0.55%   to  1.20%     7.11%    to    6.41%
2006           43,391   $0.81  to  $0.92      $35,223            --    0.55%   to  1.20%     9.88%    to    9.17%
----------------------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2010          214,858   $1.26  to  $0.99     $257,010         0.22%    0.55%   to  1.45%    15.06%    to   14.03%
2009          700,428   $1.09  to  $0.87     $681,301         4.57%    0.55%   to  1.45%    27.70%    to   26.56%
2008          890,312   $0.85  to  $0.69     $681,107         2.13%    0.55%   to  1.45%   (36.15%)   to  (36.73%)
2007          706,658   $1.34  to  $1.09     $869,865         1.54%    0.55%   to  1.45%    (2.87%)   to   (3.74%)
2006          615,160   $1.38  to  $1.13     $810,354         1.11%    0.55%   to  1.45%    15.41%    to   12.68%(5)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  85

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2010           43,886   $0.57  to  $1.36      $24,760            --    0.55%   to  1.20%    23.71%    to   22.91%
2009           47,873   $0.46  to  $1.11      $21,824            --    0.55%   to  1.20%    56.04%    to   55.03%
2008           41,022   $0.29  to  $0.71      $11,998         0.09%    0.55%   to  1.20%   (44.28%)   to  (44.64%)
2007           49,169   $0.53  to  $1.29      $25,957         0.34%    0.55%   to  1.20%    21.03%    to   20.24%
2006           54,174   $0.43  to  $1.07      $23,644            --    0.55%   to  1.20%     7.24%    to    6.54%
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2010           85,313   $0.98  to  $1.17      $82,233         0.05%    0.55%   to  1.80%    13.63%    to   16.30%(9)
2009        1,711,481   $0.86  to  $0.84   $1,454,728         0.38%    0.55%   to  1.45%    35.27%    to   34.06%
2008        1,226,178   $0.63  to  $0.63     $773,445         0.64%    0.55%   to  1.45%   (40.20%)   to  (40.74%)
2007          747,893   $1.06  to  $1.06     $791,866         0.66%    0.55%   to  1.45%     6.28%(6) to    5.64%(6)
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2010           97,399   $1.82  to  $3.02     $175,076         0.53%    0.55%   to  1.20%    24.33%    to   23.53%
2009          110,781   $1.47  to  $2.45     $160,461         0.41%    0.55%   to  1.20%    78.09%    to   76.94%
2008          126,355   $0.82  to  $1.38     $103,231         1.14%    0.55%   to  1.20%   (52.49%)   to  (52.80%)
2007          147,130   $1.73  to  $2.93     $252,914         0.45%    0.55%   to  1.20%    27.31%    to   26.48%
2006          142,098   $1.36  to  $2.32     $192,642         1.88%    0.55%   to  1.20%    45.83%    to   44.88%
----------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2010          105,423   $0.76  to  $1.13      $82,960         0.29%    0.55%   to  1.45%    11.54%    to   10.54%
2009          125,305   $0.68  to  $1.02      $88,112         0.42%    0.55%   to  1.45%    38.33%    to   37.09%
2008          119,103   $0.49  to  $0.74      $60,178         0.30%    0.55%   to  1.45%   (37.33%)   to  (37.89%)
2007          150,560   $0.79  to  $1.20     $120,724         0.09%    0.55%   to  1.45%    10.41%    to    9.42%
2006          187,890   $0.71  to  $1.10     $136,819            --    0.55%   to  1.45%     6.72%    to    9.33%(5)
----------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2010           47,235   $1.35  to  $1.51      $62,698            --    0.55%   to  1.20%    35.20%    to   34.32%
2009           53,217   $1.00  to  $1.12      $52,365            --    0.55%   to  1.20%    62.03%    to   60.98%
2008           59,531   $0.62  to  $0.70      $36,303            --    0.55%   to  1.20%   (39.85%)   to  (40.24%)
2007           80,673   $1.02  to  $1.17      $82,088            --    0.55%   to  1.20%     1.69%    to    1.02%
2006           98,386   $1.01  to  $1.16      $98,902            --    0.55%   to  1.20%    12.31%    to   11.59%
----------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2010          121,459   $2.11  to  $1.17     $229,995         3.10%    0.55%   to  1.80%    12.89%    to   15.70%(9)
2009          139,628   $1.86  to  $1.25     $236,943         4.76%    0.55%   to  1.45%    32.14%    to   30.96%
2008          163,177   $1.41  to  $0.95     $212,724         1.35%    0.55%   to  1.45%   (38.15%)   to  (38.71%)
2007          181,259   $2.28  to  $1.56     $389,228         0.75%    0.55%   to  1.45%    26.85%    to   25.71%
2006          142,816   $1.80  to  $1.24     $254,044         1.88%    0.55%   to  1.45%    30.25%    to   23.49%(5)
----------------------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2010           69,097   $1.06  to  $1.07      $73,116         9.13%    0.55%   to  1.45%    21.65%    to   20.56%
2009          299,590   $0.87  to  $0.88     $264,522         0.02%    0.55%   to  1.45%    40.64%    to   39.38%
2008          382,715   $0.62  to  $0.63     $241,004         2.66%    0.55%   to  1.45%   (44.65%)   to  (45.15%)
2007          179,034   $1.12  to  $1.16     $203,382         1.28%    0.55%   to  1.45%    (8.98%)   to   (9.80%)
2006          136,442   $1.23  to  $1.28     $169,621         4.39%    0.55%   to  1.45%    23.57%(4) to   26.94%(5)
----------------------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2010           45,797   $1.31  to  $1.26      $60,967            --    0.55%   to  1.80%    31.54%    to   25.27%(9)
2009           46,533   $1.00  to  $1.06      $47,117            --    0.55%   to  1.45%    56.51%    to   55.10%
2008           44,920   $0.64  to  $0.68      $29,120         0.77%    0.55%   to  1.45%   (47.11%)   to  (47.58%)
2007           38,593   $1.21  to  $1.30      $47,493            --    0.55%   to  1.45%    21.94%    to   20.84%
2006           98,448   $0.99  to  $1.08     $100,352            --    0.55%   to  1.45%    (0.22%)(4)to    7.27%(5)
----------------------------------------------------------------------------------------------------------------------
NB AMT INTL, CL S
2010           23,892   $0.93  to  $1.00      $22,804         1.80%    0.55%   to  1.45%    21.35%    to   20.26%
2009          379,110   $0.76  to  $0.83     $309,505         3.73%    0.55%   to  1.45%    33.77%    to   32.57%
2008          358,116   $0.57  to  $0.63     $218,422            --    0.55%   to  1.45%   (46.73%)   to  (47.21%)
2007          273,245   $1.07  to  $1.19     $313,049         2.12%    0.55%   to  1.45%     2.64%    to    1.72%
2006          147,411   $1.05  to  $1.17     $160,106         2.30%    0.55%   to  1.45%     4.11%(4) to   16.75%(5)
----------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2010           76,283   $1.53  to  $1.18     $107,678         1.23%    0.55%   to  1.80%    15.07%    to   17.77%(9)
2009           82,309   $1.33  to  $0.98     $101,816         1.98%    0.55%   to  1.45%    38.59%    to   37.35%
2008           93,206   $0.96  to  $0.72      $84,227         1.36%    0.55%   to  1.45%   (40.66%)   to  (41.19%)
2007          117,627   $1.62  to  $1.22     $181,571         1.15%    0.55%   to  1.45%     5.50%    to    4.55%
2006          117,612   $1.53  to  $1.16     $176,344         0.72%    0.55%   to  1.45%    16.72%    to   15.87%(5)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2010          706,224   $1.45  to  $1.29     $985,348        13.38%    0.55%   to  1.45%    14.14%    to   13.12%
2009        2,168,384   $1.27  to  $1.14   $2,606,149         0.23%    0.55%   to  1.45%    17.76%    to   16.70%
2008        2,013,495   $1.08  to  $0.98   $2,075,960         4.44%    0.55%   to  1.45%   (14.95%)   to  (15.72%)
2007        1,745,768   $1.27  to  $1.16   $2,131,138         2.47%    0.55%   to  1.45%     8.95%    to    7.97%
2006          820,585   $1.16  to  $1.08     $936,136         2.90%    0.55%   to  1.45%     6.65%    to    7.74%(5)
----------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2010           58,250   $1.45  to  $1.22      $76,560         0.43%    0.55%   to  1.80%    22.38%    to   21.39%(9)
2009           67,777   $1.18  to  $0.88      $73,523         0.65%    0.55%   to  1.45%    36.13%    to   34.91%
2008           76,585   $0.87  to  $0.65      $61,768         0.29%    0.55%   to  1.45%   (38.34%)   to  (38.90%)
2007           91,911   $1.41  to  $1.07     $121,816         0.15%    0.55%   to  1.45%    (1.94%)   to   (2.82%)
2006           81,385   $1.44  to  $1.10     $113,492         0.02%    0.55%   to  1.45%    14.03%    to    8.72%(5)
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2010          192,371   $1.27  to  $1.06     $244,031         4.92%    0.55%   to  1.80%    12.39%    to    6.05%(9)
2009        1,054,508   $1.13  to  $1.13   $1,199,776         6.97%    0.55%   to  1.45%    20.76%    to   19.68%
2008        1,091,785   $0.94  to  $0.94   $1,032,082         6.54%    0.55%   to  1.45%   (16.37%)   to  (17.12%)
2007          754,096   $1.12  to  $1.14     $855,250         8.20%    0.55%   to  1.45%     7.59%    to    6.62%
2006          437,682   $1.04  to  $1.07     $460,233         9.03%    0.55%   to  1.45%     4.65%(4) to    6.59%(5)
----------------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2010           18,734   $1.17  to  $1.15      $21,455         1.99%    0.55%   to  1.20%     1.91%    to    1.25%
2009           23,153   $1.15  to  $1.13      $26,091        11.63%    0.55%   to  1.20%    25.31%    to   24.50%
2008           27,807   $0.92  to  $0.91      $25,092            --    0.55%   to  1.20%   (17.52%)   to  (18.06%)
2007           35,962   $1.11  to  $1.11      $39,464         0.83%    0.55%   to  1.20%    (1.15%)   to   (1.79%)
2006           46,519   $1.12  to  $1.13      $51,796         0.33%    0.55%   to  1.20%     2.23%    to    1.57%
----------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2010           24,302   $1.34  to  $1.39      $32,041         3.67%    0.55%   to  1.20%     9.42%    to    8.71%
2009           29,798   $1.23  to  $1.28      $36,019            --    0.55%   to  1.20%    23.95%    to   23.15%
2008           37,947   $0.99  to  $1.04      $37,137         2.26%    0.55%   to  1.20%   (44.26%)   to  (44.62%)
2007           53,770   $1.78  to  $1.87      $94,674         2.89%    0.55%   to  1.20%     7.77%    to    7.07%
2006           62,626   $1.65  to  $1.75     $102,620         0.62%    0.55%   to  1.20%    27.02%    to   26.20%
----------------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2010           29,434   $1.13  to  $1.13      $33,346            --    0.55%   to  1.20%    13.15%(10)to   12.95%(10)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2010           23,395   $0.97  to  $1.15      $22,893            --    0.55%   to  1.80%    11.91%    to   15.35%(9)
2009           22,914   $0.87  to  $0.86      $20,064            --    0.55%   to  1.45%    23.13%    to   22.02%
2008           11,766   $0.70  to  $0.71       $8,341            --    0.55%   to  1.45%   (29.70%)(7)to  (30.12%)(7)
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2010           56,302   $1.06  to  $1.06      $59,143            --    0.55%   to  1.80%     8.17%    to    6.45%(9)
2009           41,486   $0.98  to  $0.96      $40,526            --    0.55%   to  1.45%    16.22%    to   15.18%
2008           25,426   $0.84  to  $0.84      $21,358            --    0.55%   to  1.45%   (16.24%)(7)to  (16.74%)(7)
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2010          111,305   $1.00  to  $1.11     $110,886            --    0.55%   to  1.80%     9.77%    to   11.06%(9)
2009           92,895   $0.91  to  $0.90      $84,706            --    0.55%   to  1.45%    20.06%    to   18.98%
2008           49,366   $0.76  to  $0.76      $37,774            --    0.55%   to  1.45%   (24.58%)(7)to  (25.03%)(7)
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2010           54,254   $0.98  to  $1.13      $55,524            --    0.55%   to  1.80%    10.77%    to   12.99%(9)
2009           54,997   $0.89  to  $0.88      $49,630            --    0.55%   to  1.45%    21.52%    to   20.44%
2008           33,063   $0.73  to  $0.73      $24,461            --    0.55%   to  1.45%   (27.03%)(7)to  (27.47%)(7)
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  87

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2010           59,825   $1.02  to  $1.09      $61,135            --    0.55%   to  1.80%     9.06%    to    8.62%(9)
2009           54,340   $0.94  to  $0.93      $50,887            --    0.55%   to  1.45%    18.27%    to   17.21%
2008           25,258   $0.79  to  $0.79      $20,078            --    0.55%   to  1.45%   (20.96%)(7)to  (21.43%)(7)
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2010          182,004   $1.22  to  $1.14     $241,934            --    0.55%   to  1.80%    11.91%    to   13.84%(9)
2009          221,592   $1.09  to  $0.95     $264,041            --    0.55%   to  1.45%    23.55%    to   22.44%
2008          189,680   $0.88  to  $0.78     $194,345         0.26%    0.55%   to  1.45%   (30.30%)   to  (30.92%)
2007          271,898   $1.26  to  $1.13     $399,988         2.84%    0.55%   to  1.45%     1.18%    to    0.27%
2006          308,699   $1.25  to  $1.13     $470,890         2.46%    0.55%   to  1.45%    13.76%    to   12.16%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2010          361,513   $1.23  to  $1.03     $417,463         0.01%    0.55%   to  1.45%    (0.55%)   to   (1.42%)
2009          554,428   $1.24  to  $1.04     $644,738         0.07%    0.55%   to  1.45%    (0.41%)   to   (1.28%)
2008        1,121,065   $1.25  to  $1.06   $1,315,148         2.24%    0.55%   to  1.45%     1.71%    to    0.81%
2007          868,750   $1.22  to  $1.05   $1,009,165         4.72%    0.55%   to  1.45%     4.25%    to    3.32%
2006          701,788   $1.17  to  $1.02     $794,074         4.44%    0.55%   to  1.45%     3.92%    to    1.65%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2010          773,783   $1.63  to  $1.21   $1,161,761         2.87%    0.55%   to  1.45%     7.73%    to    6.76%
2009        3,271,423   $1.51  to  $1.13   $4,158,300         4.22%    0.55%   to  1.45%    13.79%    to   12.78%
2008        2,911,692   $1.33  to  $1.00   $3,295,541         0.39%    0.55%   to  1.45%    (6.83%)   to   (7.66%)
2007        2,530,299   $1.43  to  $1.09   $3,134,332         4.75%    0.55%   to  1.45%     4.62%    to    3.68%
2006        1,441,352   $1.36  to  $1.05   $1,832,904         4.39%    0.55%   to  1.45%     3.84%    to    4.86%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2010          652,140   $1.71  to  $1.02   $1,003,948            --    0.55%   to  1.45%    16.19%    to   15.15%
2009        2,438,726   $1.47  to  $0.88   $2,726,250            --    0.55%   to  1.45%    26.76%    to   25.62%
2008        2,062,785   $1.16  to  $0.70   $1,884,808         0.08%    0.55%   to  1.45%   (40.79%)   to  (41.32%)
2007        1,615,554   $1.96  to  $1.20   $2,710,345         1.57%    0.55%   to  1.45%     7.43%    to    6.46%
2006        1,286,388   $1.83  to  $1.12   $2,199,172         1.41%    0.55%   to  1.45%    19.09%    to   11.90%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2010          471,053   $0.82  to  $0.94     $436,202            --    0.55%   to  1.45%    16.69%    to   15.64%
2009          566,618   $0.70  to  $0.81     $452,227            --    0.55%   to  1.45%    23.47%    to   22.36%
2008          685,481   $0.57  to  $0.67     $447,981         0.24%    0.55%   to  1.45%   (42.48%)   to  (43.00%)
2007          908,741   $0.99  to  $1.17   $1,044,144         1.30%    0.55%   to  1.45%     2.37%    to    1.44%
2006        1,149,920   $0.97  to  $1.15   $1,327,213         1.16%    0.55%   to  1.45%    14.65%    to   14.68%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2010          247,731   $1.82  to  $1.26     $410,469         3.34%    0.55%   to  1.45%     6.00%    to    5.05%
2009        1,026,842   $1.72  to  $1.20   $1,428,993         1.82%    0.55%   to  1.45%    10.77%    to    9.78%
2008          950,255   $1.55  to  $1.09   $1,219,672         6.92%    0.55%   to  1.45%    (0.98%)   to   (1.87%)
2007          852,722   $1.56  to  $1.11   $1,133,348         3.68%    0.55%   to  1.45%     7.05%    to    6.09%
2006          472,738   $1.46  to  $1.05     $646,999         3.28%    0.55%   to  1.45%     6.15%    to    4.85%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2010          230,072   $1.24  to  $1.17     $279,401         0.79%    0.55%   to  1.45%     3.56%    to    2.63%
2009        1,530,203   $1.20  to  $1.14   $1,785,469         8.68%    0.55%   to  1.45%     6.25%    to    5.30%
2008          658,300   $1.13  to  $1.08     $727,423         2.47%    0.55%   to  1.45%    (0.41%)   to   (1.30%)
2007          543,695   $1.13  to  $1.10     $605,794         2.38%    0.55%   to  1.45%     7.34%    to    6.37%
2006          420,004   $1.06  to  $1.03     $439,332         3.36%    0.55%   to  1.45%     0.64%    to    3.04%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2010          288,799   $1.82  to  $1.35     $501,482         9.04%    0.55%   to  1.45%    13.34%    to   12.32%
2009          348,000   $1.61  to  $1.21     $537,691        10.21%    0.55%   to  1.45%    53.01%    to   51.64%
2008          373,277   $1.05  to  $0.80     $382,399         0.32%    0.55%   to  1.45%   (25.58%)   to  (26.25%)
2007          550,625   $1.41  to  $1.08     $763,179         7.40%    0.55%   to  1.45%     1.29%    to    0.38%
2006          649,204   $1.39  to  $1.07     $905,546         7.40%    0.55%   to  1.45%    10.21%    to    7.67%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2010          148,512   $1.51  to  $1.35     $215,637         3.28%    0.55%   to  1.45%    12.43%    to   11.42%
2009        1,240,488   $1.34  to  $1.21   $1,564,362         4.60%    0.55%   to  1.45%    41.61%    to   40.35%
2008          643,014   $0.95  to  $0.86     $575,938         0.18%    0.55%   to  1.45%   (19.25%)   to  (19.98%)
2007          516,836   $1.17  to  $1.08     $577,421         6.88%    0.55%   to  1.45%     2.08%    to    1.16%
2006          309,653   $1.15  to  $1.07     $345,710         6.45%    0.55%   to  1.45%     7.39%    to    6.77%(5)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2010          100,048   $1.58  to  $1.28     $140,165            --    0.55%   to  1.45%    25.59%    to   24.46%
2009          114,747   $1.26  to  $1.03     $128,719            --    0.55%   to  1.45%    62.51%    to   61.06%
2008          114,373   $0.78  to  $0.64      $78,655         0.02%    0.55%   to  1.45%   (45.15%)   to  (45.64%)
2007          151,418   $1.41  to  $1.18     $190,564         0.06%    0.55%   to  1.45%    13.11%    to   12.09%
2006          200,202   $1.25  to  $1.05     $222,008         0.24%    0.55%   to  1.45%    (0.62%)   to    4.74%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2010           94,586   $1.40  to  $1.08     $120,176            --    0.55%   to  1.45%    21.84%    to   20.75%
2009          218,176   $1.15  to  $0.89     $220,336            --    0.55%   to  1.45%    40.17%    to   38.91%
2008          315,808   $0.82  to  $0.64     $227,282            --    0.55%   to  1.45%   (45.41%)   to  (45.90%)
2007          243,624   $1.50  to  $1.19     $329,464         0.74%    0.55%   to  1.45%     9.75%    to    8.76%
2006          273,710   $1.37  to  $1.09     $347,533         1.09%    0.55%   to  1.45%    14.69%    to    8.46%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2010          156,454   $0.94  to  $1.17     $148,693            --    0.55%   to  1.80%    14.08%    to   17.32%(9)
2009          181,918   $0.83  to  $0.91     $151,756            --    0.55%   to  1.45%    25.31%    to   24.18%
2008          200,311   $0.66  to  $0.73     $133,680         0.08%    0.55%   to  1.45%   (37.44%)   to  (38.00%)
2007          248,360   $1.05  to  $1.18     $265,351         1.62%    0.55%   to  1.45%     4.44%    to    3.50%
2006          269,990   $1.01  to  $1.14     $276,643         1.45%    0.55%   to  1.45%    14.63%    to   13.44%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2010          251,534   $1.39  to  $1.08     $321,296         1.01%    0.55%   to  1.45%     2.44%    to    1.52%
2009          275,349   $1.36  to  $1.07     $345,899         3.12%    0.55%   to  1.45%     4.95%    to    4.01%
2008          306,948   $1.30  to  $1.02     $371,939         0.13%    0.55%   to  1.45%    (3.17%)   to   (4.04%)
2007          272,626   $1.34  to  $1.07     $346,116         4.18%    0.55%   to  1.45%     4.74%    to    3.80%
2006          270,831   $1.28  to  $1.03     $331,991         3.80%    0.55%   to  1.45%     3.27%    to    2.92%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2010          218,835   $0.66  to  $0.98     $150,066            --    0.55%   to  1.45%    16.52%    to   15.47%
2009          263,512   $0.57  to  $0.85     $155,168            --    0.55%   to  1.45%    36.24%    to   35.02%
2008          326,510   $0.42  to  $0.63     $141,102         0.30%    0.55%   to  1.45%   (44.65%)   to  (45.15%)
2007          516,489   $0.75  to  $1.15     $404,027         1.01%    0.55%   to  1.45%     2.50%    to    1.58%
2006          590,278   $0.73  to  $1.13     $449,154         0.93%    0.55%   to  1.45%    10.47%    to   13.46%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP SELECT  LG CAP VAL, CL 3
2010           21,862   $1.21  to  $1.00      $25,347            --    0.55%   to  1.45%    19.86%    to   18.78%
2009           13,447   $1.01  to  $0.84      $13,058            --    0.55%   to  1.45%    25.43%    to   24.31%
2008           11,454   $0.81  to  $0.68       $8,932         0.08%    0.55%   to  1.45%   (39.79%)   to  (40.33%)
2007           15,712   $1.34  to  $1.14      $20,661         1.37%    0.55%   to  1.45%    (1.01%)   to   (1.90%)
2006           15,289   $1.35  to  $1.16      $24,456         1.26%    0.55%   to  1.45%    18.41%    to   15.50%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2010           39,284   $1.82  to  $1.08      $66,465            --    0.55%   to  1.45%    26.10%    to   24.97%
2009           43,222   $1.44  to  $0.86      $59,043            --    0.55%   to  1.45%    39.05%    to   37.81%
2008           51,553   $1.04  to  $0.63      $51,441            --    0.55%   to  1.45%   (38.93%)   to  (39.48%)
2007           74,285   $1.70  to  $1.03     $122,452         0.16%    0.55%   to  1.45%    (4.71%)   to   (5.57%)
2006           97,486   $1.79  to  $1.09     $170,404         0.04%    0.55%   to  1.45%    11.08%    to    8.04%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2010          179,452   $2.75  to  $1.69     $422,000         1.50%    0.55%   to  1.45%    19.10%    to   18.03%
2009          361,472   $2.31  to  $1.43     $657,161         0.37%    0.55%   to  1.45%    73.13%    to   71.58%
2008          506,028   $1.33  to  $0.83     $518,628         0.68%    0.55%   to  1.45%   (53.96%)   to  (54.37%)
2007          289,591   $2.90  to  $1.82     $695,489         0.59%    0.55%   to  1.45%    37.35%    to   36.11%
2006          191,857   $2.11  to  $1.34     $379,204         0.35%    0.55%   to  1.45%    33.17%    to   33.82%(5)
----------------------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2010          124,228   $1.09  to  $1.08     $149,105         1.44%    0.55%   to  1.45%    13.27%    to   12.25%
2009          153,423   $0.96  to  $0.96     $163,378         1.56%    0.55%   to  1.45%    26.84%    to   25.70%
2008          184,146   $0.76  to  $0.77     $156,585         2.35%    0.55%   to  1.45%   (40.76%)   to  (41.29%)
2007          255,424   $1.28  to  $1.30     $370,715         0.99%    0.55%   to  1.45%    12.06%    to   11.05%
2006          314,505   $1.14  to  $1.17     $419,625         1.93%    0.55%   to  1.45%    23.49%    to   16.79%(5)
----------------------------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2010          186,004   $1.12  to  $1.16     $208,702            --    0.55%   to  1.80%    13.63%(8) to   16.17%(9)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  89

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2010        1,623,318   $1.12  to  $1.12   $1,821,118            --    0.55%   to  1.45%    13.63%(8) to   12.96%(8)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2010          176,204   $1.05  to  $1.05     $184,094            --    0.55%   to  1.80%     5.56%(8) to    4.56%(9)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2010        1,349,528   $1.05  to  $1.04   $1,409,946            --    0.55%   to  1.45%     5.56%(8) to    4.94%(8)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2010           63,234   $1.00  to  $0.98      $62,574            --    0.55%   to  1.45%    10.91%    to    9.92%
2009        1,684,963   $0.90  to  $0.89   $1,518,919            --    0.55%   to  1.45%    30.61%    to   29.44%
2008          917,373   $0.69  to  $0.69     $634,861         0.03%    0.55%   to  1.45%   (38.92%)   to  (39.47%)
2007          533,475   $1.13  to  $1.14     $606,201         1.01%    0.55%   to  1.45%     3.27%    to    2.34%
2006          338,654   $1.09  to  $1.11     $371,272         0.98%    0.55%   to  1.45%     8.85%(4) to   10.70%(5)
----------------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2010           10,676   $1.42  to  $1.16      $14,315            --    0.55%   to  1.45%    21.20%    to   20.11%
2009           11,506   $1.17  to  $0.97      $12,879            --    0.55%   to  1.45%    35.88%    to   34.66%
2008           13,413   $0.86  to  $0.72      $11,161            --    0.55%   to  1.45%   (37.03%)   to  (37.60%)
2007           18,855   $1.37  to  $1.15      $25,327         1.03%    0.55%   to  1.45%     5.45%    to    4.50%
2006           18,510   $1.30  to  $1.10      $27,617         2.14%    0.55%   to  1.45%    15.18%    to    9.42%(5)
----------------------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2010        1,584,363   $1.10  to  $1.10   $1,732,993            --    0.55%   to  1.80%     9.82%(8) to   10.43%(9)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2010       10,566,949   $1.10  to  $1.09  $11,557,839            --    0.55%   to  1.45%     9.82%(8) to    9.17%(8)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2010          891,747   $1.11  to  $1.13     $991,528            --    0.55%   to  1.80%    11.61%(8) to   13.26%(9)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2010        6,431,039   $1.12  to  $1.11   $7,156,739            --    0.55%   to  1.45%    11.71%(8) to   11.05%(8)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2010          486,156   $1.07  to  $1.07     $520,096            --    0.55%   to  1.80%     7.42%(8) to    7.37%(9)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

                        AT DEC. 31
     ------------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                          ACCUMULATION                ----------------------------------------------------------------
                          UNIT VALUE                       INVESTMENT    EXPENSE RATIO
              UNITS         LOWEST TO     NET ASSETS         INCOME         LOWEST TO           TOTAL RETURN
             (000S)         HIGHEST         (000S)          RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     -----------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2010        3,111,865   $1.07  to  $1.07   $3,332,020            --    0.55%   to  1.45%     7.52%(8) to    6.89%(8)
2009               --      --         --           --            --       --          --        --             --
2008               --      --         --           --            --       --          --        --             --
2007               --      --         --           --            --       --          --        --             --
2006               --      --         --           --            --       --          --        --             --
----------------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2010          106,425   $2.08  to  $1.17     $197,266            --    0.55%   to  1.45%    23.75%    to   22.64%
2009          942,973   $1.68  to  $0.95   $1,090,106            --    0.55%   to  1.45%    35.80%    to   34.59%
2008          856,114   $1.24  to  $0.71     $751,584         0.10%    0.55%   to  1.45%   (31.95%)   to  (32.56%)
2007          617,370   $1.82  to  $1.05     $846,375         0.89%    0.55%   to  1.45%    (5.42%)   to   (6.27%)
2006          271,781   $1.92  to  $1.12     $480,085         0.41%    0.55%   to  1.45%    19.59%    to   10.88%(5)
----------------------------------------------------------------------------------------------------------------------
WANGER INTL
2010          199,414   $2.67  to  $1.38     $458,489         1.70%    0.55%   to  1.45%    24.23%    to   23.12%
2009          578,944   $2.15  to  $1.12     $893,102         3.70%    0.55%   to  1.45%    48.96%    to   47.63%
2008          486,121   $1.44  to  $0.76     $546,084         0.96%    0.55%   to  1.45%   (45.90%)   to  (46.39%)
2007          416,770   $2.67  to  $1.42     $970,137         0.84%    0.55%   to  1.45%    15.67%    to   14.63%
2006          392,888   $2.31  to  $1.24     $857,316         0.51%    0.55%   to  1.45%    36.41%    to   22.89%(5)
----------------------------------------------------------------------------------------------------------------------
WANGER USA
2010          240,629   $2.09  to  $1.13     $441,908            --    0.55%   to  1.45%    22.68%    to   21.58%
2009          573,990   $1.71  to  $0.93     $745,596            --    0.55%   to  1.45%    41.45%    to   40.18%
2008          572,582   $1.21  to  $0.67     $550,276            --    0.55%   to  1.45%   (40.02%)   to  (40.56%)
2007          565,037   $2.01  to  $1.12     $973,831            --    0.55%   to  1.45%     4.81%    to    3.86%
2006          489,659   $1.92  to  $1.08     $890,484         0.23%    0.55%   to  1.45%     7.28%    to    7.16%(5)
----------------------------------------------------------------------------------------------------------------------
WF ADV VT CORE EQ, CL 2
2010           34,483   $1.26  to  $1.22      $42,756         0.45%    0.55%   to  1.80%    15.54%    to   21.78%(9)
2009           34,062   $1.09  to  $1.05      $36,686         1.18%    0.55%   to  1.45%    35.00%    to   33.79%
2008           26,241   $0.81  to  $0.79      $21,028         1.24%    0.55%   to  1.45%   (33.37%)   to  (33.97%)
2007           27,463   $1.22  to  $1.19      $33,191         0.87%    0.55%   to  1.45%     7.42%    to    6.45%
2006           28,846   $1.13  to  $1.12      $32,620         0.98%    0.55%   to  1.45%    11.78%    to   11.31%(5)
----------------------------------------------------------------------------------------------------------------------
WF ADV VT INDEX ASSET ALLOC, CL 2
2010           29,127   $1.26  to  $1.26      $36,093         1.75%    0.55%   to  1.20%    12.67%    to   11.94%
2009           37,522   $1.12  to  $1.12      $41,324         2.02%    0.55%   to  1.20%    14.82%    to   14.08%
2008           49,869   $0.98  to  $0.98      $47,943         2.38%    0.55%   to  1.20%   (29.50%)   to  (29.96%)
2007           72,214   $1.38  to  $1.40      $98,669         2.24%    0.55%   to  1.20%     7.00%    to    6.31%
2006           76,000   $1.29  to  $1.32      $97,390         2.31%    0.55%   to  1.20%    11.53%    to   10.81%
----------------------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2010           57,745   $1.43  to  $1.00      $74,526         1.67%    0.55%   to  1.45%    15.86%    to   14.83%
2009          775,672   $1.23  to  $0.87     $752,302         0.46%    0.55%   to  1.45%    14.84%    to   13.81%
2008           36,966   $1.07  to  $0.76      $36,330            --    0.55%   to  1.45%   (41.92%)   to  (42.44%)
2007           46,006   $1.84  to  $1.32      $79,458         2.23%    0.55%   to  1.45%    14.09%    to   13.07%
2006           45,619   $1.62  to  $1.17      $71,677         3.71%    0.55%   to  1.45%    22.21%    to   16.75%(5)
----------------------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2010           34,393   $1.57  to  $1.23      $51,585         0.76%    0.55%   to  1.80%    23.08%    to   22.05%(9)
2009           38,816   $1.28  to  $1.00      $47,589            --    0.55%   to  1.45%    46.93%    to   45.61%
2008           45,514   $0.87  to  $0.69      $38,279         1.90%    0.55%   to  1.45%   (40.43%)   to  (40.96%)
2007           60,060   $1.46  to  $1.17      $85,505         0.59%    0.55%   to  1.45%     6.05%    to    5.09%
2006           68,746   $1.38  to  $1.11      $93,493            --    0.55%   to  1.45%    11.61%    to   10.85%(5)
----------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2010           68,151   $1.51  to  $1.27     $100,081            --    0.55%   to  1.80%    26.08%    to   26.74%(9)
2009           72,341   $1.20  to  $1.11      $84,640            --    0.55%   to  1.45%    51.81%    to   50.45%
2008           65,403   $0.79  to  $0.74      $50,668            --    0.55%   to  1.45%   (41.74%)   to  (42.27%)
2007           75,619   $1.35  to  $1.28     $100,984            --    0.55%   to  1.45%    13.18%    to   12.16%
2006           50,566   $1.20  to  $1.14      $60,201            --    0.55%   to  1.45%    22.08%    to   12.91%(5)
----------------------------------------------------------------------------------------------------------------------



 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  91

 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
 (4) New subaccount operations commenced on May 1, 2006.
 (5) New subaccount operations commenced on June 26, 2006.
 (6) New subaccount operations commenced on May 1, 2007.
 (7) New subaccount operations commenced on May 1, 2008.
 (8) New subaccount operations commenced on May 7, 2010.
 (9) New subaccount operations commenced on July 19, 2010.
(10) New subaccount operations commenced on Sept. 24, 2010.


--------------------------------------------------------------------------------
92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
period                                          $1.08   $0.71   $1.36   $1.14  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.28   $1.08   $0.71   $1.36  $1.14  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        76      69      49      61    653    144     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                          $0.97   $0.81   $1.37   $1.31  $1.13  $1.09  $0.98  $0.75  $0.97  $1.00
Accumulation unit value at end of period        $1.08   $0.97   $0.81   $1.37  $1.31  $1.13  $1.09  $0.98  $0.75  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                       321     388     452   1,081  1,374  1,186    726    969    310    136
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.66   $1.24   $2.68   $2.55  $1.90  $1.64  $1.32  $0.92  $0.98  $1.00
Accumulation unit value at end of period        $1.72   $1.66   $1.24   $2.68  $2.55  $1.90  $1.64  $1.32  $0.92  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     1,076   1,925   3,352   3,600  3,592  2,607    984    472    606    210
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.24   $0.93   $1.70   $1.45  $1.17  $1.04  $0.91  $0.74  $0.93  $1.00
Accumulation unit value at end of period        $1.39   $1.24   $0.93   $1.70  $1.45  $1.17  $1.04  $0.91  $0.74  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        65     263     286     389    365    314    127      5    254      1
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.88   $0.68   $0.90   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.04   $0.88   $0.68   $0.90     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       153   1,289   1,327   1,710     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
period                                          $0.93   $0.69   $1.20   $1.00  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.07   $0.93   $0.69   $1.20  $1.00  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        73      91      72     187  2,939    618     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.31   $1.10   $1.51   $1.61  $1.36  $1.31  $1.15  $0.90  $1.04  $1.00
Accumulation unit value at end of period        $1.47   $1.31   $1.10   $1.51  $1.61  $1.36  $1.31  $1.15  $0.90  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                       525     469     483     848  1,060  1,104  1,064    673    483    146
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.99   $0.79   $1.16   $1.13  $1.05  $1.00  $0.93  $0.78  $0.89  $0.96
Accumulation unit value at end of period        $1.10   $0.99   $0.79   $1.16  $1.13  $1.05  $1.00  $0.93  $0.78  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                         6      10      24      21     18      5     54      8      8      6
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.91   $0.72   $1.20   $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.10   $0.91   $0.72   $1.20  $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       699   7,497   6,506   5,466  2,834     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.89   $0.65   $1.27   $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.01   $0.89   $0.65   $1.27  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       459     810     730     772  2,194     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.89   $0.75   $1.13   $0.97  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.03   $0.89   $0.75   $1.13  $0.97     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       533     605     506     677  1,600     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.08   $0.76   $1.04   $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.18   $1.08   $0.76   $1.04  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,433   2,787   2,025   2,116  2,567     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.93   $0.69   $1.21   $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $0.93   $0.69   $1.21  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,532   4,368   8,518   7,443  6,582     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.04   $0.82   $1.42   $1.28  $1.14  $1.06  $1.01  $0.83  $1.00  $1.00
Accumulation unit value at end of period        $1.18   $1.04   $0.82   $1.42  $1.28  $1.14  $1.06  $1.01  $0.83  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                       473     805     963   1,126  1,624  1,338    994    432    233    132
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.99   $1.43   $2.39   $2.08  $1.86  $1.59  $1.28  $0.93  $1.04  $1.00
Accumulation unit value at end of period        $2.55   $1.99   $1.43   $2.39  $2.08  $1.86  $1.59  $1.28  $0.93  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     1,379   2,734   3,823   3,786  4,011  2,702  1,034    510    325    132
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  93

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.35   $1.08   $1.93   $1.66  $1.42  $1.20  $1.06  $0.75  $0.95  $1.00
Accumulation unit value at end of period        $1.52   $1.35   $1.08   $1.93  $1.66  $1.42  $1.20  $1.06  $0.75  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       548     558     771     890  1,130    728    573    205    324      7
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.75   $1.48   $2.58   $3.27  $2.73  $2.42  $1.85  $1.37  $1.35  $1.26
Accumulation unit value at end of period        $2.10   $1.75   $1.48   $2.58  $3.27  $2.73  $2.42  $1.85  $1.37  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                       203     232     262     688    836    667    487    349    205    211
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
period                                          $2.07   $1.61   $2.42   $2.49  $2.14  $1.98  $1.61  $1.22  $1.35  $1.20
Accumulation unit value at end of period        $2.64   $2.07   $1.61   $2.42  $2.49  $2.14  $1.98  $1.61  $1.22  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                       215     352     465     576    738    593    414    242    282    150
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.23   $0.98   $1.57   $1.53  $1.30  $1.18  $1.05  $0.85  $0.97  $1.00
Accumulation unit value at end of period        $1.36   $1.23   $0.98   $1.57  $1.53  $1.30  $1.18  $1.05  $0.85  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                       354     525     670     761    865    716    533    667    130     --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                          $2.30   $1.74   $2.78   $2.71  $2.34  $2.09  $1.67  $1.31  $1.38  $1.24
Accumulation unit value at end of period        $2.86   $2.30   $1.74   $2.78  $2.71  $2.34  $2.09  $1.67  $1.31  $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                       738     922   1,060   2,008  2,339  1,930    834    639    450    200
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                          $0.87   $0.72   $1.15   $1.18  $1.05  $0.99  $0.87  $0.67  $0.87  $0.99
Accumulation unit value at end of period        $0.98   $0.87   $0.72   $1.15  $1.18  $1.05  $0.99  $0.87  $0.67  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                       745     826   1,128   1,678  2,499  3,019  1,522    735    694    943
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $0.86   $0.72   $1.26   $1.14  $1.08  $1.00  $0.94  $0.73  $0.98  $1.00
Accumulation unit value at end of period        $0.99   $0.86   $0.72   $1.26  $1.14  $1.08  $1.00  $0.94  $0.73  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       300     451     495     371    489  1,554    110     85      4      6
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.21   $0.86   $1.63   $1.48  $1.28  $1.18  $1.03  $0.77  $0.98  $1.00
Accumulation unit value at end of period        $1.43   $1.21   $0.86   $1.63  $1.48  $1.28  $1.18  $1.03  $0.77  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                        19      54      71     208    183    141    107    284    180      3
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.04   $0.74   $1.43   $1.28  $1.11  $1.01  $0.89  $0.65  $0.96  $1.00
Accumulation unit value at end of period        $1.29   $1.04   $0.74   $1.43  $1.28  $1.11  $1.01  $0.89  $0.65  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         3       3       8      12     11     19     18    249    149      1
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $0.55   $0.44   $1.08   $1.39  $1.20  $1.14  $1.06  $0.82  $0.97  $1.00
Accumulation unit value at end of period        $0.60   $0.55   $0.44   $1.08  $1.39  $1.20  $1.14  $1.06  $0.82  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                       187     606     149      54    158    140    132     66      3     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.02   $0.81   $1.14   $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.02   $0.81   $1.14  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       132     403      73     115  1,114     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
period                                          $1.25   $0.93   $1.58   $1.39  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.40   $1.25   $0.93   $1.58  $1.39  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       380   2,658   2,794   1,479    105      5     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $0.75   $0.48   $0.86   $0.81  $0.73  $0.72  $0.69  $0.48  $0.91  $1.00
Accumulation unit value at end of period        $0.90   $0.75   $0.48   $0.86  $0.81  $0.73  $0.72  $0.69  $0.48  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       618     411     351     275    418    532    249     96      3     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.09   $0.85   $1.34   $1.38  $1.19  $1.15  $1.00     --     --     --
Accumulation unit value at end of period        $1.26   $1.09   $0.85   $1.34  $1.38  $1.19  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       719   2,639   3,700   3,639  4,892  3,642    641     --     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.46   $0.29   $0.53   $0.43  $0.41  $0.37  $0.37  $0.25  $0.43  $0.68
Accumulation unit value at end of period        $0.57   $0.46   $0.29   $0.53  $0.43  $0.41  $0.37  $0.37  $0.25  $0.43
Number of accumulation units outstanding at
end of period (000 omitted)                       100      41      22      37    180    200    333    426    343    202
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.86   $0.63   $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.98   $0.86   $0.63   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       568   6,880   6,240   5,448     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.47   $0.82   $1.73   $1.36  $0.93  $0.71  $0.60  $0.45  $0.61  $0.80
Accumulation unit value at end of period        $1.82   $1.47   $0.82   $1.73  $1.36  $0.93  $0.71  $0.60  $0.45  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                       226     395     275     272    231    250    132    295    875    606
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.68   $0.49   $0.79   $0.71  $0.67  $0.64  $0.59  $0.49  $0.68  $0.91
Accumulation unit value at end of period        $0.76   $0.68   $0.49   $0.79  $0.71  $0.67  $0.64  $0.59  $0.49  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       178     406     260     317    481    640    522    874    785    913
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                          $1.00   $0.62   $1.02   $1.01  $0.90  $0.86  $0.81  $0.61  $0.90  $0.96
Accumulation unit value at end of period        $1.35   $1.00   $0.62   $1.02  $1.01  $0.90  $0.86  $0.81  $0.61  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       102     190      92     130    243    558    576    622    485    548
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.86   $1.41   $2.28   $1.80  $1.38  $1.19  $0.92  $0.68  $0.89  $1.00
Accumulation unit value at end of period        $2.11   $1.86   $1.41   $2.28  $1.80  $1.38  $1.19  $0.92  $0.68  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       500     562     821     765  1,065    588    211    139    139    138
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.62   $1.12   $1.23  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $0.87   $0.62   $1.12  $1.23     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       451   1,794   1,961   1,463  1,473     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.64   $1.21   $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.31   $1.00   $0.64   $1.21  $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       317     356     270     140  1,068     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.76   $0.57   $1.07   $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.93   $0.76   $0.57   $1.07  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       142   1,718   1,971   2,116  1,957     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.33   $0.96   $1.62   $1.53  $1.31  $1.16  $1.00     --     --     --
Accumulation unit value at end of period        $1.53   $1.33   $0.96   $1.62  $1.53  $1.31  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       524     604     777   1,099  1,309    756    158     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.27   $1.08   $1.27   $1.16  $1.09  $1.07  $1.00     --     --     --
Accumulation unit value at end of period        $1.45   $1.27   $1.08   $1.27  $1.16  $1.09  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,938   8,634   8,498   9,223  6,331  3,173    403     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.18   $0.87   $1.41   $1.44  $1.26  $1.16  $1.00     --     --     --
Accumulation unit value at end of period        $1.45   $1.18   $0.87   $1.41  $1.44  $1.26  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       368     717     646     676    773    643    432     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.13   $0.94   $1.12   $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.27   $1.13   $0.94   $1.12  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       590   3,431   4,628   4,555  4,105     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.15   $0.92   $1.11   $1.12  $1.10  $0.98  $0.92  $0.78  $0.98  $1.00
Accumulation unit value at end of period        $1.17   $1.15   $0.92   $1.11  $1.12  $1.10  $0.98  $0.92  $0.78  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                        40      27     111      67    195    218     67    170    145    129
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.23   $0.99   $1.78   $1.65  $1.30  $1.16  $1.01  $0.79  $0.96  $1.00
Accumulation unit value at end of period        $1.34   $1.23   $0.99   $1.78  $1.65  $1.30  $1.16  $1.01  $0.79  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        32      57      91      69    164    145    194    207    881    418
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.13      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       139      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
period                                          $0.87   $0.70   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $0.97   $0.87   $0.70      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       581     914     547      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
period                                          $0.98   $0.84   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $0.98   $0.84      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        33      50      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  95

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
period                                          $0.91   $0.76   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.00   $0.91   $0.76      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       111      41      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
period                                          $0.89   $0.73   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $0.98   $0.89   $0.73      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        85      83      67      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
period                                          $0.94   $0.79   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.02   $0.94   $0.79      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --       3      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.09   $0.88   $1.26   $1.25  $1.10  $1.06  $0.97  $0.81  $0.94  $1.06
Accumulation unit value at end of period        $1.22   $1.09   $0.88   $1.26  $1.25  $1.10  $1.06  $0.97  $0.81  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                       634     733     602     372    459    623    257    221    120    296
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.24   $1.25   $1.22   $1.17  $1.13  $1.11  $1.11  $1.11  $1.10  $1.07
Accumulation unit value at end of period        $1.23   $1.24   $1.25   $1.22  $1.17  $1.13  $1.11  $1.11  $1.11  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                       613   2,492  10,988  11,779  8,286  4,504  2,098    447  3,911  5,658
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31, 2010
were (0.63%) and (0.63%), respectively.
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.51   $1.33   $1.43   $1.36  $1.31  $1.29  $1.24  $1.20  $1.14  $1.06
Accumulation unit value at end of period        $1.63   $1.51   $1.33   $1.43  $1.36  $1.31  $1.29  $1.24  $1.20  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                     3,828  10,140   8,140   9,540  7,272  3,619  2,145  1,691    762    985
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.47   $1.16   $1.96   $1.83  $1.53  $1.36  $1.16  $0.82  $1.02  $1.01
Accumulation unit value at end of period        $1.71   $1.47   $1.16   $1.96  $1.83  $1.53  $1.36  $1.16  $0.82  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                     2,153   7,610   8,565   9,289  9,434  5,165  3,041  1,239  1,262    281
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $0.70   $0.57   $0.99   $0.97  $0.85  $0.80  $0.76  $0.59  $0.76  $0.94
Accumulation unit value at end of period        $0.82   $0.70   $0.57   $0.99  $0.97  $0.85  $0.80  $0.76  $0.59  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                       565     877   1,397   1,682  2,453  3,121  1,484    172    202    291
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.72   $1.55   $1.56   $1.46  $1.38  $1.46  $1.33  $1.18  $1.04  $1.03
Accumulation unit value at end of period        $1.82   $1.72   $1.55   $1.56  $1.46  $1.38  $1.46  $1.33  $1.18  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     1,599   3,215   2,861   3,115  2,645  1,377    741    714    251    249
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
period                                          $1.20   $1.13   $1.13   $1.06  $1.05  $1.03  $1.00     --     --     --
Accumulation unit value at end of period        $1.24   $1.20   $1.13   $1.13  $1.06  $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,988   5,705   2,307   2,713  2,959  1,455  5,004     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.61   $1.05   $1.41   $1.39  $1.26  $1.22  $1.10  $0.89  $0.95  $0.91
Accumulation unit value at end of period        $1.82   $1.61   $1.05   $1.41  $1.39  $1.26  $1.22  $1.10  $0.89  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       706     639     713   1,605  1,925  2,397  2,886  4,230  1,480  1,549
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
period                                          $1.34   $0.95   $1.17   $1.15  $1.07  $1.04  $1.00     --     --     --
Accumulation unit value at end of period        $1.51   $1.34   $0.95   $1.17  $1.15  $1.07  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,132   5,111   2,233   2,599  2,358    493     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.26   $0.78   $1.41   $1.25  $1.26  $1.15  $1.06  $0.87  $1.01  $1.00
Accumulation unit value at end of period        $1.58   $1.26   $0.78   $1.41  $1.25  $1.26  $1.15  $1.06  $0.87  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                       238     363     242     268    450    655    523    578    328     38
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
period                                          $1.15   $0.82   $1.50   $1.37  $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.40   $1.15   $0.82   $1.50  $1.37  $1.20     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       338   1,292   1,658   1,406  2,575    115     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.83   $0.66   $1.05   $1.01  $0.88  $0.85  $0.77  $0.61  $0.79  $0.90
Accumulation unit value at end of period        $0.94   $0.83   $0.66   $1.05  $1.01  $0.88  $0.85  $0.77  $0.61  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       314     741   1,447   1,022  1,170  2,054  1,958  1,381    973    770
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.36   $1.30   $1.34   $1.28  $1.24  $1.23  $1.22  $1.21  $1.15  $1.09
Accumulation unit value at end of period        $1.39   $1.36   $1.30   $1.34  $1.28  $1.24  $1.23  $1.22  $1.21  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                     1,670     825   1,394     817    493    688    870  1,097  1,275    592
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $0.57   $0.42   $0.75   $0.73  $0.67  $0.62  $0.57  $0.47  $0.64  $0.94
Accumulation unit value at end of period        $0.66   $0.57   $0.42   $0.75  $0.73  $0.67  $0.62  $0.57  $0.47  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                     1,192   2,260   2,601   3,768  6,049  6,193  2,153  1,664  1,064  1,285
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.01   $0.81   $1.34   $1.35  $1.14  $1.10  $1.00     --     --     --
Accumulation unit value at end of period        $1.21   $1.01   $0.81   $1.34  $1.35  $1.14  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       120     195      67      67    184     92     65     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.44   $1.04   $1.70   $1.79  $1.61  $1.54  $1.31  $0.89  $1.08  $1.16
Accumulation unit value at end of period        $1.82   $1.44   $1.04   $1.70  $1.79  $1.61  $1.54  $1.31  $0.89  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                        71      57     113     214    333    514    779    660    393    378
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                          $2.31   $1.33   $2.90   $2.11  $1.58  $1.19  $0.96  $0.69  $0.73  $0.75
Accumulation unit value at end of period        $2.75   $2.31   $1.33   $2.90  $2.11  $1.58  $1.19  $0.96  $0.69  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                     1,028   1,522   2,437   1,993  2,144  1,491    475    115    277      3
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
period                                          $0.96   $0.76   $1.28   $1.14  $0.92  $0.82  $0.70  $0.55  $0.67  $0.95
Accumulation unit value at end of period        $1.09   $0.96   $0.76   $1.28  $1.14  $0.92  $0.82  $0.70  $0.55  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                       399     910   1,080   1,307  1,343  1,252    848    143    488     65
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       395      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    26,354      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.05      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,174      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.05      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,371      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.90   $0.69   $1.13   $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.00   $0.90   $0.69   $1.13  $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       276   7,045   4,641   3,570  3,666     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.17   $0.86   $1.37   $1.30  $1.13  $1.13  $1.00     --     --     --
Accumulation unit value at end of period        $1.42   $1.17   $0.86   $1.37  $1.30  $1.13  $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       115     176      74     115     77    235    182     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.10      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       507      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.10      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    21,627      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.11      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,007      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    23,294      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL
                                                                      REPORT  97

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,162      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
period                                          $1.68   $1.24   $1.82   $1.92  $1.61  $1.53  $1.28  $0.93  $1.07  $1.00
Accumulation unit value at end of period        $2.08   $1.68   $1.24   $1.82  $1.92  $1.61  $1.53  $1.28  $0.93  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                       707   3,210   3,353   3,487  2,495  2,068    860    982    627    411
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
period                                          $2.15   $1.44   $2.67   $2.31  $1.69  $1.40  $1.08  $0.73  $0.85  $1.09
Accumulation unit value at end of period        $2.67   $2.15   $1.44   $2.67  $2.31  $1.69  $1.40  $1.08  $0.73  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                     1,120   2,334   2,433   2,932  3,471  2,814  1,701  1,136  1,484    769
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
period                                          $1.71   $1.21   $2.01   $1.92  $1.79  $1.62  $1.37  $0.96  $1.17  $1.05
Accumulation unit value at end of period        $2.09   $1.71   $1.21   $2.01  $1.92  $1.79  $1.62  $1.37  $0.96  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                     1,057   2,350   3,272   3,659  3,852  2,709  1,415  1,250    847    820
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of
period                                          $1.09   $0.81   $1.22   $1.13  $1.01  $0.94  $0.86  $0.83     --     --
Accumulation unit value at end of period        $1.26   $1.09   $0.81   $1.22  $1.13  $1.01  $0.94  $0.86     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        71      --      47      47     56     56     49     90     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.12   $0.98   $1.38   $1.29  $1.16  $1.11  $1.02  $0.84  $0.97  $1.00
Accumulation unit value at end of period        $1.26   $1.12   $0.98   $1.38  $1.29  $1.16  $1.11  $1.02  $0.84  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                         2       4       4       7     31    355     91     66     29      8
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
period                                          $1.23   $1.07   $1.84   $1.62  $1.32  $1.15  $1.00     --     --     --
Accumulation unit value at end of period        $1.43   $1.23   $1.07   $1.84  $1.62  $1.32  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       337   2,398     408     500    669    661     76     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                          $1.28   $0.87   $1.46   $1.38  $1.23  $1.15  $0.98  $0.72  $0.99  $1.00
Accumulation unit value at end of period        $1.57   $1.28   $0.87   $1.46  $1.38  $1.23  $1.15  $0.98  $0.72  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       121     298     182     331    421    467    408    445    314    136
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.20   $0.79   $1.35   $1.20  $0.98  $0.93  $0.82  $0.58  $0.94  $1.00
Accumulation unit value at end of period        $1.51   $1.20   $0.79   $1.35  $1.20  $0.98  $0.93  $0.82  $0.58  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                       198     225     258     231     84     35     10     10      6      2
---------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $24,818;
  2009, $25,142)                                                         $ 26,442       $25,999
  Common and preferred stocks, at fair value (cost: 2010, $1; 2009,
  $30)                                                                          2            23
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $36; 2009, $30)                                                       2,470         2,532
Policy loans                                                                  729           715
Trading securities and other investments                                      496           310
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,139        29,579
Cash and cash equivalents                                                      76           811
Restricted cash                                                                66           184
Reinsurance recoverables                                                    1,829         1,688
Deferred income taxes, net                                                     --            63
Other receivables                                                             166           332
Accrued investment income                                                     309           303
Deferred acquisition costs                                                  4,578         4,285
Deferred sales inducement costs                                               545           524
Other assets                                                                1,123           936
Separate account assets                                                    63,795        54,267
-------------------------------------------------------------------------------------------------
Total assets                                                             $102,626       $92,972
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 29,680       $30,383
Policy claims and other policyholders' funds                                  134           123
Deferred income taxes, net                                                    514            --
Borrowings under repurchase agreements                                        397            --
Line of credit with Ameriprise Financial, Inc.                                  3           300
Other liabilities                                                           1,555         1,955
Separate account liabilities                                               63,795        54,267
-------------------------------------------------------------------------------------------------
Total liabilities                                                          96,078        87,028
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,460         2,445
Retained earnings                                                           3,410         3,114
Accumulated other comprehensive income, net of tax                            675           382
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  6,548         5,944
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $102,626       $92,972
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                          $  489        $  450        $  438
Net investment income                                              1,629         1,526         1,252
Policy and contract charges                                        1,389         1,156         1,352
Other revenues                                                       272           233           255
Net realized investment gains (losses)                                16            59          (442)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,795         3,424         2,855
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   1,203           841           673
Interest credited to fixed accounts                                  909           903           790
Amortization of deferred acquisition costs                            53           145           861
Other insurance and operating expenses                               582           550           649
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,747         2,439         2,973
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               1,048           985          (118)
Income tax provision (benefit)                                       252           245          (189)
-------------------------------------------------------------------------------------------------------
Net income                                                        $  796        $  740        $   71
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (22)          (53)
  Portion of loss recognized in other comprehensive income            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   796      $    740       $    71
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                              (494)         (640)         (674)
  Amortization of deferred acquisition and sales inducement
  costs                                                                50           155           982
  Depreciation, amortization and accretion, net                       (79)          (68)           61
  Deferred income tax expense (benefit)                               416           (81)         (234)
  Contractholder and policyholder charges, non-cash                  (259)         (259)         (248)
  Net realized investment gains                                       (46)         (135)           (7)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          29            76           449
Change in operating assets and liabilities:
  Trading securities and equity method investments, net                29           136          (110)
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 302           282           308
  Policy claims and other policyholders' funds                         11           (49)           81
  Reinsurance recoverables                                           (141)          (96)         (302)
  Other receivables                                                   (53)           (5)           20
  Accrued investment income                                            (6)          (64)           14
  Derivatives collateral, net                                          55        (1,928)        1,591
  Other assets and liabilities, net                                   439           684            41
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,049        (1,252)        2,043
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               1,268         5,215           246
  Maturities, sinking fund payments and calls                       3,719         3,486         2,510
  Purchases                                                        (4,970)      (13,696)       (1,684)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 207           279           263
Funding of commercial mortgage loans                                 (154)         (104)         (110)
Proceeds from sales of other investments                               95            43            19
Purchase of other investments                                        (256)          (11)         (140)
Purchase of land, buildings, equipment and software                   (15)          (14)          (18)
Change in policy loans, net                                           (14)            7           (25)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities                  (120)       (4,795)        1,061
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,593         4,863         2,913
  Net transfers (to) from separate accounts                        (1,337)          195            91
  Surrenders and other benefits                                    (1,338)       (1,923)       (2,931)
Change in borrowings under repurchase agreements, net                 397            --            --
Proceeds from line of credit with Ameriprise Financial, Inc.           13           500            --
Payments on line of credit with Ameriprise Financial, Inc.           (310)           --            --
Deferred premium options, net                                        (182)          (82)          (77)
Tax adjustment on share-based incentive compensation plan              --            (2)            2
Cash dividend to Ameriprise Financial, Inc.                          (500)           --          (775)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (1,664)        3,551          (777)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                 (735)       (2,496)        2,327
Cash and cash equivalents at beginning of period                      811         3,307           980
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $    76      $    811       $ 3,307
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   112      $     72       $   168
  Interest paid on borrowings                                           3             1            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.           $    14      $    331       $   322


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2010
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                      $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive loss:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivatives
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3          2,116         2,336            (716)         3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)                          (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                    $ 3         $2,460        $3,410          $  675         $6,548
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. Effective in March and September 2010, RiverSource Life of NY withdrew its Certificates of Authority from North Dakota and Delaware, respectively, as it does not conduct business in these states. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All material intercompany transactions and balances have been eliminated in consolidation.

In the third quarter of 2010, the Company made adjustments for revisions to the valuations of reserves, deferred acquisition costs ("DAC") and deferred sales inducement costs ("DSIC") related to insurance and living benefit guarantees which resulted in a $32 million pretax charge ($21 million after-tax). In the second quarter of 2010, the Company made an adjustment for revisions to certain calculations in its valuation of DAC and DSIC which resulted in a $33 million pretax benefit ($21 million after-tax).

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index. The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Trading Securities and Other Investments
Trading securities and other investments include separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in trading securities and other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in trading securities and other investments. Syndicated loans are charged off when management determines that the loans are uncollectible.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was $66 million and $184 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2010 and 2009, land, buildings, equipment and software were $191 million and $190 million, respectively, net of accumulated depreciation of $59 million and $52 million, respectively. Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 was $14 million, $8 million and $5 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 16 for information regarding the Company's fair value measurement of derivative instruments and the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the EIA embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing the Company's annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 to for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's consolidated financial condition and results of operations. See Note 2 and Note 6 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission ("SEC") filers. The standard is effective upon issuance and shall be applied prospectively. The Company adopted the standard in the first quarter of 2010. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in the first quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be VIEs. Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $244 million and $28 million as of December 31, 2010 and 2009, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $188 million and $1 million recorded in other liabilities as of December 31, 2010 and 2009, respectively, related to the affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2010 and 2009, fixed maturity securities comprised approximately 88% of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $1.2 billion and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 8,067       $ 8,647          33%        $ 9,194       $ 9,520          37%
AA                                           1,360         1,426           5           1,081         1,084           4
A                                            4,025         4,259          16           4,182         4,326          17
BBB                                          9,831        10,721          41           9,276         9,826          38
Below investment grade                       1,535         1,389           5           1,409         1,243           4
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,818       $26,442         100%        $25,142       $25,999         100%
==========================================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2010 and 2009, approximately 29% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
U.S. government and
  agencies obligations         1             15           --           --             --             --            1
Common stocks                  2              1           --            1             --             --            3
------------------------------------------------------------------------------------------------------------------------
  Total                      221         $2,791         $(70)          76           $591          $(204)         297
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
U.S. government and
  agencies obligations         15            --
Common stocks                   1            --
--------------------------------------------------
  Total                    $3,382         $(274)
==================================================






                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  92         $1,088         $(18)           85         $1,313         $ (88)         177
Residential mortgage
  backed securities           34          1,184          (34)           53            363          (204)          87
Commercial mortgage
  backed securities           24            353           (4)           18            297           (12)          42
Asset backed
  securities                   6             70           (1)           16             87           (28)          22
State and municipal
  obligations                 13            232           (9)            2             99           (37)          15
U.S. government and
  agencies obligations         2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             1              4            (1)           1
Common and preferred
  stocks                      --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      171         $3,016         $(67)          177         $2,186         $(377)         348
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies obligations         89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Common and preferred
  stocks                       23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                     $ 82          $102
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                         14             7
Reductions for securities sold during the period (realized)                  --           (58)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized               12            31
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                 $108          $ 82
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN MILLIONS)                                                   GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                     $  (179)       $  63        $  (116)
  Net unrealized securities losses arising during the
  period                                                        (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (1,043)         365           (678)
  Cumulative effect of accounting change                           (58)          20            (38)(1)
  Net unrealized securities gains arising during the
  period(3)                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)           416(2)
  Net unrealized securities gains arising during the
  period(3)                                                        794         (278)           516
  Reclassification of gains included in net income                 (20)           7            (13)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (328)         114           (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                   $ 1,084        $(379)       $   705(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(12) million and $(16) million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $ 51          $185          $  13
Gross realized investment losses from sales                          (4)          (50)            (6)
Other-than-temporary impairments                                    (28)          (62)          (440)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,047       $ 1,066
Due after one year through five years                                       5,359         5,671
Due after five years through 10 years                                       5,615         6,106
Due after 10 years                                                          3,726         4,050
-------------------------------------------------------------------------------------------------
                                                                           15,747        16,893
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,364         4,533
Commercial mortgage backed securities                                       3,817         4,095
Asset backed securities                                                       883           908
Other structured investments                                                    7            13
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,819       $26,444
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $7 million were on deposit with various states as required by law.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2010, 2009 and 2008 were nil, nil and $9 million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,482        $1,371        $1,043
Income on commercial mortgage loans                                  152           160           173
Trading securities and other investments                              40            35            55
-------------------------------------------------------------------------------------------------------
                                                                   1,674         1,566         1,271
Less: investment expenses                                            (45)          (40)          (19)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,629        $1,526        $1,252
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $19          $ 73          $(433)
Commercial mortgage loans                                            (6)          (13)            (1)
Trading securities and other investments                              3            (1)            (8)
-------------------------------------------------------------------------------------------------------
  Total                                                             $16          $ 59          $(442)
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method and type of loan:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Beginning balance                                                   $30           $12           $42
  Charge-offs                                                        (1)           (2)           (3)
  Provisions                                                          7            (5)            2
-------------------------------------------------------------------------------------------------------
Ending balance                                                      $36           $ 5           $41
=======================================================================================================
Ending balance: Individually evaluated for impairment               $ 8           $--           $ 8
Ending balance: Collectively evaluated for impairment                28             5            33


The recorded investment in financing receivables as of December 31, 2010 by impairment method and type of loan was as follows:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment             $   75         $ --         $   75
Ending balance: Collectively evaluated for impairment              2,431          205          2,636
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,506         $205         $2,711
=======================================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $19 million.

During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                    $  590           24%          $ 4
Pacific                                                              530           21            15
Mountain                                                             286           11            --
West North Central                                                   251           10            --
East North Central                                                   240           10            --
Middle Atlantic                                                      212            8            --
West South Central                                                   183            7            --
New England                                                          148            6             2
East South Central                                                    66            3            --
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Retail                                                            $  820           33%          $10
Office                                                               717           29            --
Industrial                                                           456           18             6
Apartments                                                           326           13            --
Hotel                                                                 57            2            --
Mixed Use                                                             43            2            --
Other                                                                 87            3             5
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Syndicated Loans
The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2010 were $1 million.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The total pretax impacts on the Company's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2010 period                         $(21)         $323           $52           $--          $(266)         $--          $ 88
2009 period                          (65)          119             9            --             71           --           134
2008 period                           92           (81)           (6)            1             95            5           106


The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                  $--          $(21)         $(214)        $323           $--          $ 88
2009 period                                   --           (65)            80          119            --           134
2008 period                                    2            95             89          (81)            1           106


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,285        $4,324        $4,334
Cumulative effect of accounting change                                --            --            36
Capitalization of acquisition costs                                  459           558           587
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (376)         (264)         (780)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          323           119           (81)
Impact of change in net unrealized securities (gains) losses        (113)         (452)          228
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,578        $4,285        $4,324
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $524          $518          $ 511
Cumulative effect of accounting change                               --            --              9
Capitalization of sales inducement costs                             35            82             87
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (49)          (19)          (115)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          52             9             (6)
Impact of change in net unrealized securities (gains) losses        (17)          (66)            32
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $545          $524          $ 518
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See
Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $192.0 billion and $192.8 billion, respectively, of which $134.0 billion and $131.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 681         $ 659         $ 641
Reinsurance ceded                                                   (192)         (209)         (203)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 489         $ 450         $ 438
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $67 million, $62 million and $61 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $166 million, $167 million and $142 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.4 billion and $1.3 billion related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Included in future policy benefits is $657 million and $667 million related to assumed reinsurance arrangements as of December 31, 2010 and 2009, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,520       $16,558
Equity indexed annuities accumulated host values                              100           159
Equity indexed annuities embedded derivatives                                   3             9
Variable annuity fixed sub-accounts                                         4,868         6,127
Variable annuity GMWB                                                         337           204
Variable annuity GMAB                                                         104           100
Other variable annuity guarantees                                              13            12
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,945        23,169
VUL/UL insurance                                                            2,588         2,526
VUL/UL insurance additional liabilities                                       143            69
Other life, DI and LTC insurance                                            5,004         4,619
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             29,680        30,383
Policy claims and other policyholders' funds                                  134           123
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $29,814       $30,506
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,862       $48,982
VUL insurance variable sub-accounts                                         5,887         5,239
Other insurance variable sub-accounts                                          46            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,795       $54,267
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2010 and 2009, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $37,714        $36,028         $173            62           $30,938        $28,415
  Five/six-year reset                   13,689         11,153          312            62            13,919         11,223
  One-year ratchet                       7,741          7,242          287            63             7,081          6,400
  Five-year ratchet                      1,466          1,414            8            60             1,256          1,171
  Other                                    680            649           61            67               549            516
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,290        $56,486         $841            62           $53,743        $47,725
===========================================================================================================================
GGU DEATH BENEFIT                      $   970        $   912         $ 79            64           $   853        $   775
GMIB                                   $   597        $   561         $ 76            64           $   628        $   582
GMWB:
  GMWB                                 $ 4,341        $ 4,317         $106            64           $ 4,196        $ 4,067
  GMWB for life                         20,374         20,259          129            63            14,988         14,333
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $24,715        $24,576         $235            63           $19,184        $18,400
===========================================================================================================================
GMAB                                   $ 3,540        $ 3,523         $ 22            56           $ 2,926        $ 2,853
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $  974           61
  Five/six-year reset                     929           61
  One-year ratchet                        873           63
  Five-year ratchet                        38           59
  Other                                    95           67
---------------------------------------------------------------
    Total -- GMDB                      $2,909           61
===============================================================
GGU DEATH BENEFIT                      $   70           63
GMIB                                   $  126           63
GMWB:
  GMWB                                 $  454           64
  GMWB for life                           795           63
---------------------------------------------------------------
    Total -- GMWB                      $1,249           63
===============================================================
GMAB                                   $  153           56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010              $  5           $ 8         $   337        $ 104          $68
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $32,665       $29,379
  Bond                                                                     22,755        16,537
  Other                                                                     2,253         2,889
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $57,673       $48,805
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2010, 2009 and 2008.

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $3 million and $300 million as of December 31, 2010 and 2009, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. The outstanding balance at December 31, 2010 was paid in full with a payment in January 2011. The outstanding balance at December 31, 2009 was paid in full during the first quarter of 2010. RiverSource Life Insurance Company borrowed $200 million in January 2011 and an additional $100 million in February 2011 under this line of credit.

The Company has a revolving credit agreement with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

In September 2008, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. The interest rate for any borrowing was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2010 and 2009.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

During 2010, the Company entered into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $412 million at December 31, 2010. The amount of the Company's liability as of December 31, 2010 was $397 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2010 was 0.3%.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because it believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. The Company settled these Level 3 derivatives in the second quarter of 2009 and has not entered into any additional derivative instruments that have significant unobservable inputs since then.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIAs. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivatives                                --             366           --            366
    Equity derivatives                                       32             323           --            355
    Credit derivatives                                       --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424
  Other liabilities:
    Interest rate derivatives                                --             379           --            379
    Equity derivatives                                       18             647           --            665
    Credit derivatives                                       --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $13,755       $1,239        $14,994
     Residential mortgage backed securities                  --           2,424        2,772          5,196
     Commercial mortgage backed securities                   --           3,968           72          4,040
     Asset backed securities                                 --             665          215            880
     State and municipal obligations                         --             613           --            613
     U.S. government and agencies obligations                11             147           --            158
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           11             11
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                              INCLUDED IN            SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $1,239          $ 1          $ 30          $  22         $  25        $1,317
    Residential mortgage backed
    securities                              2,772           54           190           (398)           --         2,618
    Commercial mortgage backed
    securities                                 72            1            10             91          (144)           30
    Asset backed securities                   215            6            22             (3)          (13)          227
    Other structured investments               11            2            --             --            --            13
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          4,309           64(1)        252           (288)         (132)(3)     4,205
Future policy benefits:
  GMWB and GMAB embedded derivatives         (299)           4(2)         --           (126)           --          (421)


(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $157 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service and securities with a fair value of $25 million that were transferred to Level 3 as the fair value of the securities is now based on broker quotes.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $ 1,086       $   --         $194         $   20         $(61)        $1,239
    Residential mortgage backed
    securities                                 520           65          156          2,031           --          2,772
    Commercial mortgage backed
    securities                                   3           --            8             61           --             72
    Asset backed securities                     95            7           10            112           (9)           215
    Other structured investments                 9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits:
  GMWB and GMAB embedded derivatives        (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and an $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities are now obtained from a nationally-recognized pricing service and a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Residential mortgage backed
    securities                               $78          $(26)         $ --           $80          $(31)        $   --
    Asset backed securities                    5            --            --             1            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            83           (26)           --            81           (31)            --
Future policy benefits                        --            --           (15)           --            --          1,582


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,470       $ 2,558       $ 2,532       $ 2,519
  Policy loans                                                729           805           715           790
  Other investments                                           210           224           226           245
  Restricted cash                                              66            66           184           184

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,328       $15,768       $15,540       $15,657
  Separate account liabilities                                395           395           406           406
  Line of credit with Ameriprise Financial                      3             3           300           300
  Borrowings under repurchase agreements                      397           397            --            --

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a nationally-recognized pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability; however, due to the short-term nature of the line of credit, the carrying value is used as an approximation of the fair value.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is determined by discounting cash flows. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $136 million, $87 million and $101 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

The Company participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company's share of the total net periodic pension cost was $1 million in 2010, $2 million in 2009 and $1 million in 2008.

The Company participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $1 million in 2010 and $3 million in both 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. The Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $1 million, $2 million and nil in 2010, 2009 and 2008, respectively.

The Company participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations was nil in both 2010 and 2009 and $1 million in 2008.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $527 million, $580 million and $673 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $500           $--          $775
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          28            --            77
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  63            22            --
Non-cash dividend paid to Ameriprise Financial from RTA              --            --           118


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

During 2008, the Company received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

There were no amounts included in other liabilities at December 31, 2010 and 2009 payable to Ameriprise Financial for federal income taxes.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $810 million and $433 million as of December 31, 2010 and 2009, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,200        $1,793        $(1,184)
Statutory net income (loss)(1)                                     1,112         1,887         (1,407)
Statutory capital and surplus                                      3,735         3,371          2,529


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009 and 2010.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets       $366           $176       liabilities       $  379         $  280
                                                                       Other
  Equity contracts        Other assets        354            425       liabilities          665            474
                                                                       Other
  Credit contracts        Other assets          4             12       liabilities            1             --
                                                                       Future
  Embedded                                                             policy
  derivatives(1)          N/A                  --             --       benefits             421            299
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                       724            613                          1,466          1,053
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  GMDB                    Other assets         --             --       liabilities           --              2
                                                                       Other
  EIA                     Other assets          1              2       liabilities           --             --
                                                                       Future
  EIA embedded                                                         policy
  derivatives             N/A                  --             --       benefits               3              9
                                         ---------------------------                  ---------------------------
    Total other                                 1              2                              3             11
                                         ---------------------------                  ---------------------------
Total derivatives                            $725           $615                         $1,469         $1,064
                                         ===========================                  ===========================



N/A Not applicable

(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN MILLIONS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses               $  95             $  (435)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses                (370)             (1,245)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Credit contracts                 expenses                 (44)                (65)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses                (121)              1,533
-------------------------------------------------------------------------------------
    Total GMWB and GMAB                                    (440)               (212)
-------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  GMDB                             expenses                  (4)                (10)
                                   Interest
                                   credited to
                                   fixed
  EIA                              accounts                   2                   4
                                   Interest
                                   credited to
                                   fixed
  EIA embedded derivatives         accounts                   7                   7
-------------------------------------------------------------------------------------
    Total other                                               5                   1
-------------------------------------------------------------------------------------
Total derivatives                                         $(435)            $  (211)
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2010 and 2009, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $55.5 billion and $38.7 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of December 31, 2010, the Company did not have any outstanding hedges on its GMDB provisions. At December 31, 2009, the gross notional amount of derivative contracts for the Company's GMDB provisions was $77 million. The deferred premium associated with the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2011                                                                       $266           $10
2012                                                                        245             9
2013                                                                        223             8
2014                                                                        197             7
2015                                                                        174             6
2016-2025                                                                   546             7


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIAs have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $89 million and $129 million at December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income
(loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2010 and 2009, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2010, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2010 and 2009, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2010, 2009 and 2008, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivatives losses included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(34)         $(38)         $(40)
Unrealized derivative losses arising during the period               --            --            (1)
Reclassification of realized losses(1)                                6             6             5
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(30)         $(34)         $(38)
=======================================================================================================



(1) Loss reclassified from Accumulated Other Comprehensive Income (Loss) to Net Investment Income on Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 8 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $25 million and $88 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company had accepted additional collateral consisting of various securities with a fair value of $23 million and $22 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $25 million and $53 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $412 million and $296 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $406 million and $269 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $6 million and $27 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that is will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $(167)        $325          $  42
  State                                                                3            1              3
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        (164)         326             45
Deferred income tax
  Federal                                                            417          (80)          (236)
  State                                                               (1)          (1)             2
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        416          (81)          (234)
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $ 252         $245          $(189)
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (6.6)         (7.2)          56.6
  State taxes, net of federal benefit                               0.1            --           (3.7)
  Low income housing credit                                        (1.4)         (2.0)          27.9
  Foreign tax credit, net of addback                               (1.1)         (1.0)          15.3
  Taxes applicable to prior years                                  (1.9)          0.1           29.2
  Other, net                                                                       --           (0.2)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.1%         24.9%         160.1%
=======================================================================================================



The Company's effective tax rate was 24.1% and 24.9% for the years ended December 31, 2010 and 2009, respectively. The decrease in the effective tax rate primarily reflects benefits from tax planning and completion of certain audits which offset the impact of an increase in pretax income relative to tax advantaged items for 2010.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,306        $1,390
  Investment related                                                         159           163
  Net operating loss and tax credit carryforwards                             31           185
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,496         1,738
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,429         1,264
  Net unrealized gains on Available-for-Sale securities                      364           203
  DSIC                                                                       191           193
  Other                                                                       26            15
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,010         1,675
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                              $ (514)       $   63
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in deferred income tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences,
(iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

The Company has tax benefits related to capital loss carryforwards of $29 million which expire beginning December 31, 2015 as well as tax credit carryforwards of $2 million which expire beginning December 31, 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ (77)        $(89)         $  97
Additions (reductions) based on tax positions related to the
current year                                                          --            1           (165)
Additions for tax positions of prior years                           322           18             38
Reductions for tax positions of prior years                         (196)          (7)           (59)
Settlements                                                           34           --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $  83         $(77)         $ (89)
=======================================================================================================



If recognized, approximately $39 million, $49 million and $30 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $8 million, $1 million and $14 million in interest and penalties for the year ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, the Company had a receivable of $24 million and $16 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $25 million to $35 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $157          $587          $(302)
Net unrealized derivative gains                                       2             2              2
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $159          $589          $(300)
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

18. COMMITMENTS AND CONTINGENCIES

At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

S-6407 M (4/11)     (C) 2008-2011 RiverSource Life Insurance Company. All rights reserved.